United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 5/31/20

Date of Reporting Period: Six months ended 11/30/19

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
November 30, 2019
Share Class | Ticker	Automated | MOTXX	Investment | MOIXX	Wealth | MOFXX
	Service | MOSXX	Cash II | MODXX	Cash Series | MFSXX
Capital | MFCXX

Federated Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	69.1%
Municipal Notes	25.9%
Commercial Paper	6.0%
Other Assets and Liabilities—Net[2]	(1.0)%
TOTAL	100.0%
At November 30, 2019, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	69.1%
8 to 30 Days	3.3%
31 to 90 Days	10.3%
91 to 180 Days	7.4%
181 Days or more	10.9%
Other Assets and Liabilities—Net[2]	(1.0)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report

Portfolio of Investments
November 30, 2019 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—101.0%
		Alabama—4.5%
$3,470,000		Alabama HFA MFH (Summit South Mall Apartments Ltd.), (2007 Series C) Weekly VRDNs, (FNMA LOC), 1.230%, 12/5/2019	$3,470,000
1,235,000		Autauga County, AL IDA (Marshall Prattville, LLC), (Series 2008) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.160%, 12/5/2019	1,235,000
50,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1997) Daily VRDNs, 1.280%, 12/2/2019	50,000,000
15,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1997) Weekly VRDNs, 1.270%, 12/4/2019	15,000,000
4,200,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1998) Daily VRDNs, 1.260%, 12/2/2019	4,200,000
12,665,000		Millport, AL IDA (Steel Dust Recycling, LLC), (Series 2007) Weekly VRDNs, (Comerica Bank LOC), 1.150%, 12/5/2019	12,665,000
10,000,000		Millport, AL IDA (Steel Dust Recycling, LLC), (Series 2011) Weekly VRDNs, (Comerica Bank LOC), 1.150%, 12/5/2019	10,000,000
9,900,000		Tuscaloosa County, AL IDA (Nucor Steel Tuscaloosa, Inc.), (1995 Series A) Weekly VRDNs, (GTD by Nucor Corp.), 1.250%, 12/4/2019	9,900,000
18,000,000		Walker County, AL Economic IDA (Alabama Power Co.), (Series 2007) Daily VRDNs, 1.280%, 12/2/2019	18,000,000
31,815,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2008) Daily VRDNs, 1.280%, 12/2/2019	31,815,000
7,085,000		Wilsonville, AL IDB (Alabama Power Co.), (Series 2008) Daily VRDNs, 1.280%, 12/2/2019	7,085,000
		TOTAL	163,370,000
		Arizona—0.3%
5,610,000		Maricopa County, AZ, IDA (Redman Homes, Inc.), (Series 1999) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.280%, 12/5/2019	5,610,000
6,750,000		Pinal County, AZ IDA (Milky Way Dairy LLC), (Series 2002) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.180%, 12/5/2019	6,750,000
		TOTAL	12,360,000
		Arkansas—0.1%
3,830,000		Lowell, AR IDRB (Arkansas Democrat-Gazette, Inc.), (Series 2006) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.210%, 12/4/2019	3,830,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—8.6%
$24,838,000		Agency Enhanced Affordable Housing Trust 2019-BAML006 Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by FHLMC), 1.300%, 12/5/2019	$24,838,000
4,910,000		California Enterprise Development Authority (J. Harris Industrial Water Treatment, Inc.), (Series 2015) Weekly VRDNs, (City National Bank LOC), 1.180%, 12/5/2019	4,910,000
23,745,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.220%, 12/5/2019	23,745,000
2,150,000		California Infrastructure & Economic Development Bank (Bonny Doon Winery, Inc.), (Series 2000A) Weekly VRDNs, (Comerica Bank LOC), 1.240%, 12/5/2019	2,150,000
2,000,000		California PCFA (C.A. and E.J. Vanderham Family Trust), (Series 2003) Weekly VRDNs, (CoBank, ACB LOC), 1.160%, 12/5/2019	2,000,000
695,000		California PCFA (Mill Valley Refuse Service, Inc.), (Series 2014) Weekly VRDNs, (Comerica Bank LOC), 1.160%, 12/4/2019	695,000
3,000,000		California PCFA (P & D Dairy and Poso Creek Family Dairy, LLC), (Series 2003) Weekly VRDNs, (Bank of the West, San Francisco, CA LOC), 1.160%, 12/5/2019	3,000,000
30,000,000		California PCFA (Sierra Pacific Industries), (Series 2014) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.160%, 12/4/2019	30,000,000
2,940,000		California PCFA (T & W Farms), (Series 2002) Weekly VRDNs, (Bank of America N.A. LOC), 1.160%, 12/5/2019	2,940,000
500,000		California State, RBC Muni Products, Inc., Trust Floater Certificates (Series G-1) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.100%, 12/5/2019	500,000
27,300,000		California Statewide Communities Development Authority MFH (ERP Operating LP), (Series 2013B) Weekly VRDNs, 1.340%, 12/4/2019	27,300,000
165,000,000		FHLMC, Tender Option Bond Trust Receipts (2019-BAML3001) Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by FHLMC), 1.200%, 12/5/2019	165,000,000
19,500,000		Nuveen California Dividend Advantage Municipal Fund, (NAC Series 2) Weekly VRDPs, (Citibank N.A., New York LIQ), 1.220%, 12/5/2019	19,500,000
5,500,000		Nuveen California Dividend Advantage Municipal Fund, (NAC Series 4) Weekly VRDPs, (Royal Bank of Canada LIQ), 1.220%, 12/5/2019	5,500,000
2,000,000		Nuveen California Dividend Advantage Municipal Fund, (NAC Series 7) Weekly VRDPs, (Royal Bank of Canada LIQ), 1.220%, 12/5/2019	2,000,000
		TOTAL	314,078,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Colorado—1.0%
$7,370,000		Cherry Creek, CO School District No. 5, Solar Eclipse (Series 2017-003) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 1/16/2020	$7,370,000
3,300,000		Colorado Agricultural Development Authority (Monte Vista Dairy, LLC), (Series 2006) Weekly VRDNs, (CoBank, ACB LOC), 1.160%, 12/5/2019	3,300,000
4,615,000		Colorado HFA (Acme Manufacturing Company, Inc.), (Series 2016A) Weekly VRDNs, (UMB Bank, N.A. LOC), 1.290%, 12/5/2019	4,615,000
1,545,000		Colorado HFA (Class I Bonds) (Xybix Systems, Inc.), (Series 2007) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.250%, 12/5/2019	1,545,000
1,630,000		Colorado HFA (Popiel Properties LLC), (Series 2004A) Weekly VRDNs, (UMB Bank, N.A. LOC), 1.340%, 12/5/2019	1,630,000
3,000,000		Denver, CO City & County Airport Authority, RBC Muni Products (Series G-114) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.350%, Optional Tender 12/2/2019	3,000,000
2,185,000		Denver, CO City & County Airport Authority, Tender Option Bond Trust Receipts (Series 2018-ZF0689) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.180%, 12/5/2019	2,185,000
1,835,000		Denver, CO City & County Airport Authority, Tender Option Bond Trust Receipts (Series 2018-ZF0691) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.180%, 12/5/2019	1,835,000
11,115,000		El Paso County, CO School District #20 Academy, Solar Eclipse (Series 2017-0006) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 1/23/2020	11,115,000
		TOTAL	36,595,000
		Connecticut—0.9%
2,335,000		Connecticut State HEFA (Central Connecticut Coast YMCA), (Series A) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 1.150%, 12/5/2019	2,335,000
5,000,000		Connecticut State HFA, Tender Option Bond Trust Receipts (2016-XF0492) Weekly VRDNs, (Bank of America N.A. LIQ), 1.190%, 12/5/2019	5,000,000
8,000,000		Connecticut State Special Transportation Fund, RBC Muni Products (Series G-110) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.280%, Optional Tender 4/1/2020	8,000,000
10,890,000		Connecticut State, Golden Blue (Series 2017-014) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.250%, 12/5/2019	10,890,000
5,400,000		East Haddam, CT BANs, 2.500%, 3/5/2020	5,412,477
		TOTAL	31,637,477
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Delaware—0.3%
$9,550,000		Delaware Transportation Authority, Solar Eclipse 3a-7 (Series 2019-0006) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 12/19/2019	$9,550,000
		District of Columbia—0.1%
4,750,000		District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2017-0015) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 1.130%, 12/5/2019	4,750,000
		Florida—9.8%
74,800,000		Broward County, FL (Florida Power & Light Co.), (Series 2015) Daily VRDNs, 1.280%, 12/2/2019	74,800,000
4,615,000		Broward County, FL (Florida Power & Light Co.), (Series 2018A) Daily VRDNs, 1.250%, 12/2/2019	4,615,000
4,000,000		Broward County, FL Port Facilities, RBC Muni Products (Series G-115) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.350%, Optional Tender 3/2/2020	4,000,000
71,435,000		Florida Development Finance Corp. (Virgin Trains USA Passenger Rail), Surface Transportation Facility Revenue Bonds (Series 2019B) TOBs, (GTD by United States Treasury), 1.900%, Optional Tender 3/17/2020	71,438,019
4,945,000		Florida State Board of Education (Florida State), Solar Eclipse (Series 2017-0049) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 12/12/2019	4,945,000
3,650,000		Florida State, Solar Eclipse (Series 2017-0054) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 12/19/2019	3,650,000
5,000,000		Greater Orlando, FL Aviation Authority, (RBC Muni Products Series G-25) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.350%, Optional Tender 4/1/2020	5,000,000
5,000,000		Hillsborough County, FL Solid Waste & Resource Recovery, RBC Muni Products (Series G-41) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.300%, Optional Tender 3/2/2020	5,000,000
12,800,000		Jacksonville, FL EDC (JEA, FL Electric System), (Series 2000 F-2), CP, (U.S. Bank, N.A. LIQ), 1.200%, Mandatory Tender 12/4/2019	12,800,000
16,000,000		Jacksonville, FL EDC (JEA, FL Electric System), (Series 2000-A), CP, (U.S. Bank, N.A. LIQ), 1.200%, Mandatory Tender 12/4/2019	16,000,000
10,000,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1994), CP, 1.420%, Mandatory Tender 1/15/2020	10,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$13,000,000		Jacksonville, FL PCR (Florida Power & Light Co.), Pollution Control Revenue Refunding Bonds (Series 1992), CP, 1.420%, Mandatory Tender 1/15/2020	$13,000,000
10,950,000		Lee County, FL IDA (Florida Power & Light Co.), (Series 2016A) Daily VRDNs, 1.280%, 12/2/2019	10,950,000
25,000,000		Liberty County, FL (Georgia-Pacific LLC), (Series 2004) Weekly VRDNs, 1.200%, 12/5/2019	25,000,000
14,400,000		Miami-Dade County, FL IDA (Florida Power & Light Co.), (Series 2003) Daily VRDNs, 1.250%, 12/2/2019	14,400,000
13,400,000		Miami-Dade County, FL Seaport, (Series A-1), CP, (Bank of America N.A. LOC), 1.300%, Mandatory Tender 3/10/2020	13,400,000
10,000,000		Miami-Dade County, FL Water & Sewer, Tender Option Bond Trust Receipts (2015-ZF0268) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 1.250%, 12/5/2019	10,000,000
14,090,000		South Miami, FL Health Facilities Authority (Baptist Health System of South Florida), Tender Option Bond Trust Certificates (Series 2018-XF2523) Weekly VRDNs, (Barclays Bank PLC LIQ), 1.200%, 12/5/2019	14,090,000
36,900,000		St. Lucie County, FL Solid Waste Disposal (Florida Power & Light Co.), (Series 2003) Daily VRDNs, 1.250%, 12/2/2019	36,900,000
10,000,000		Sunshine State Governmental Finance Commission, FL (Orlando, FL), Callable Tax-Exempt Notes (Series H), CP, (JPMorgan Chase Bank, N.A. LIQ), 1.350%, Mandatory Tender 1/8/2020	10,000,000
		TOTAL	359,988,019
		Georgia—2.2%
13,550,000		Appling County, GA Development Authority (Georgia Power Co.), (First Series 2011) Daily VRDNs, 1.270%, 12/2/2019	13,550,000
305,000		Atlanta, GA Airport Facilities Revenue (Atlanta, GA Airport General Revenue), Tender Option Bond Receipts (Series 2019-XF0815) Weekly VRDNs, (Bank of America N.A. LIQ), 1.180%, 12/5/2019	305,000
13,565,000		Burke County, GA Development Authority (Georgia Power Co.), (Third Series 2012) Daily VRDNs, 1.300%, 12/2/2019	13,565,000
15,420,000		Fulton County, GA, Solar Eclipse (Series 2017-0007) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 12/26/2019	15,420,000
2,900,000		Heard County, GA Development Authority (Georgia Power Co.), (First Series 2007) Daily VRDNs, 1.300%, 12/2/2019	2,900,000
27,585,000		Main Street Natural Gas, Inc., GA, (Series 2010 A2) TOBs, (Royal Bank of Canada LOC), 1.200%, Optional Tender 12/2/2019	27,585,000
8,150,000		Savannah, GA EDA (Home Depot, Inc.), (Series 1995A) Weekly VRDNs, 1.160%, 12/4/2019	8,150,000
		TOTAL	81,475,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Hawaii—0.2%
$7,310,000		Hawaii State Department of Budget & Finance (Queen's Health Systems), (2015 Series C) VRENs, 1.550%, 12/5/2019	$7,310,000
		Illinois—1.2%
6,790,000		Chicago, IL O'Hare International Airport, Tender Option Bond Trust Receipts (Series 2018-XG0219) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 1.180%, 12/5/2019	6,790,000
4,160,000		Chicago, IL O'Hare International Airport, Tender Option Bond Trust Receipts (Series 2018-XM0686) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.180%, 12/5/2019	4,160,000
1,000,000		Illinois Development Finance Authority IDB (Apogee Enterprises, Inc.), (Series 2001) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.220%, 12/5/2019	1,000,000
6,000,000		Illinois Development Finance Authority IDB (Toyal America, Inc.), (Series 1997) Weekly VRDNs, (MUFG Bank Ltd. LOC), 1.200%, 12/5/2019	6,000,000
6,075,000		Illinois Finance Authority (Saint Xavier University), (Series 2006) Weekly VRDNs, (Huntington National Bank LOC), 1.190%, 12/5/2019	6,075,000
4,800,000		Illinois Finance Authority—Solid Waste (Kuusakoski US LLC), (Series 2013) Weekly VRDNs, (Nordea Bank Abp LOC), 1.230%, 12/5/2019	4,800,000
4,530,000		Illinois Housing Development Authority, Florida House (2008 Series C) Weekly VRDNs, (FHLB of Chicago LIQ), 1.300%, 12/5/2019	4,530,000
9,397,000		Sales Tax Securitization Corp., IL, Tender Option Bond Trust Certificates (Series 2018-XM0714) Weekly VRDNs, (Build America Mutual Assurance INS)/(Morgan Stanley Bank, N.A. LIQ), 1.180%, 12/5/2019	9,397,000
235,000		Woodridge, DuPage, Will and Cook Counties, IL (Home Run Inn Frozen Foods Corp.), (Series 2005) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.300%, 12/5/2019	235,000
		TOTAL	42,987,000
		Indiana—0.9%
6,300,000		Bloomington, IN EDRB (SY Henderson Court Investors, LP), (Series 2008: Henderson Court Apartments) Weekly VRDNs, (FHLMC LOC), 1.230%, 12/5/2019	6,300,000
5,700,000		Indiana Development Finance Authority (Duke Energy Indiana, Inc.), (Series 2003A) Weekly VRDNs, 1.220%, 12/4/2019	5,700,000
1,000,000		Indiana Development Finance Authority (Duke Energy Indiana, Inc.), (Series 2003B) Weekly VRDNs, 1.160%, 12/4/2019	1,000,000
800,000		Indiana Development Finance Authority (South Central Community Mental Health Centers, Inc.), D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.270%, 12/5/2019	800,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Indiana—continued
$12,900,000		Indianapolis, IN MFH (Pedcor Investments-2006-LXXXVIII LP), (Series 2007A: Forest Ridge Apartments) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 1.170%, 12/5/2019	$12,900,000
5,000,000		Jasper County, IN EDA (T & M LP), (Series 2010A) Weekly VRDNs, (AgriBank FCB LOC), 1.160%, 12/5/2019	5,000,000
		TOTAL	31,700,000
		Iowa—0.3%
5,300,000		Iowa Finance Authority (Five Star Holdings LLC), (Series 2007) Weekly VRDNs, (AgriBank FCB LOC), 1.160%, 12/5/2019	5,300,000
4,715,000		Iowa Finance Authority (Roorda Dairy, LLC), (Series 2007) Weekly VRDNs, (AgriBank FCB LOC), 1.160%, 12/5/2019	4,715,000
		TOTAL	10,015,000
		Kentucky—1.2%
20,920,000		Campbell & Kenton Counties, KY Sanitation District No 1, Solar Eclipse (Series 2016-0006) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 1/16/2020	20,920,000
1,785,000		Georgetown, KY (Georgetown College), (Series 2006) Weekly VRDNs, (Fifth Third Bank, Ohio LOC), 1.210%, 12/6/2019	1,785,000
1,990,000		Kentucky Housing Corp. (Arbors of Madisonville Apartments LP), (Series 2007) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.250%, 12/5/2019	1,990,000
19,100,000		Louisville & Jefferson County, KY Regional Airport Authority (UPS Worldwide Forwarding, Inc. Project), (1999 Series B) Daily VRDNs, (GTD by United Parcel Service, Inc.), 1.280%, 12/2/2019	19,100,000
320,000		Somerset, KY Industrial Building (Wonderfuel LLC), (Series 2000) Weekly VRDNs, (Comerica Bank LOC), 1.540%, 12/5/2019	320,000
		TOTAL	44,115,000
		Louisiana—4.4%
15,600,000		Ascension Parish, LA (BASF Corp.), (Series 1995) Weekly VRDNs, 1.200%, 12/4/2019	15,600,000
7,000,000		Ascension Parish, LA (BASF Corp.), (Series 1997) Weekly VRDNs, 1.200%, 12/4/2019	7,000,000
14,000,000		Ascension Parish, LA (BASF Corp.), (Series 1998) Weekly VRDNs, 1.200%, 12/4/2019	14,000,000
9,400,000		Calcasieu Parish, LA, IDB (HydroServe Westlake, LLC), (Series 1998) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.210%, 12/4/2019	9,400,000
9,900,000		East Baton Rouge Parish, LA IDB (Georgia-Pacific LLC), Sold Waste Disposal Revenue Bonds (Series 2004) Weekly VRDNs, 1.190%, 12/4/2019	9,900,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Louisiana—continued
$4,630,000		Louisiana HFA (Emerald Point Apartments Partners, Ltd.), (Series 2007) Weekly VRDNs, (FNMA LOC), 1.230%, 12/5/2019	$4,630,000
1,200,000		Port of New Orleans, LA (New Orleans Steamboat Co.), (Series 2000) Weekly VRDNs, (FHLB of Dallas LOC), 1.270%, 12/5/2019	1,200,000
10,000,000		Shreveport, LA, Water & Sewer, Tender Option Bond Trust Certificates (Series 2019-ZF2818) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.180%, 12/5/2019	10,000,000
47,490,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (GTD by Nucor Corp.), 1.200%, 12/4/2019	47,490,000
40,175,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (GTD by Nucor Corp.), 1.220%, 12/4/2019	40,175,000
		TOTAL	159,395,000
		Maine—0.6%
22,260,000		Old Town, ME (Georgia-Pacific LLC), (Series 2004) Weekly VRDNs, 1.160%, 12/4/2019	22,260,000
		Maryland—0.3%
5,000,000		Baltimore, MD Wastewater Utility, (RBC Muni Products Series G-28) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.300%, Optional Tender 1/2/2020	5,000,000
4,950,000		Maryland State Transportation Authority, Solar Eclipse 2017-0041 TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 1/23/2020	4,950,000
		TOTAL	9,950,000
		Massachusetts—2.6%
46,540,000		Agency Enhanced Affordable Housing Trust 2019-BAML0010, BAML 3a-7 Non CE Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by FHLMC), 1.200%, 12/5/2019	46,540,000
3,000,000		Commonwealth of Massachusetts, Solar Eclipse 3a-7 (Series 2019-009) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 12/19/2019	3,000,000
1,000,000		Mansfield, MA BANs, 2.250%, 4/24/2020	1,000,961
10,000,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2004), CP, (GTD by Massachusetts Electric Co.), 1.350%, Mandatory Tender 12/6/2019	10,000,000
13,300,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2007), CP, (GTD by Massachusetts Electric Co.), 1.250%, Mandatory Tender 12/18/2019	13,300,000
11,155,000		Massachusetts IFA (New England Power Co.), (Series 1992B), CP, 1.200%, Mandatory Tender 12/11/2019	11,155,000
7,088,000		Massachusetts IFA (New England Power Co.), (Series 1992B), CP, 1.250%, Mandatory Tender 12/12/2019	7,088,000
3,695,000		Massachusetts IFA (New England Power Co.), (Series 1992B), CP, 1.300%, Mandatory Tender 12/6/2019	3,695,000
		TOTAL	95,778,961
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Michigan—1.8%
$6,000,000		BlackRock MuniYield Michigan Quality Fund, Inc., (1,446 Series W-7) Weekly VRDPs, (Citibank N.A., New York LIQ), 1.240%, 12/2/2019	$6,000,000
5,800,000		Grand Rapids, MI IDR (Clipper Belt Lacer Co.), (Series 2007) Weekly VRDNs, (Bank of America N.A. LOC), 1.280%, 12/5/2019	5,800,000
5,700,000		Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs, (MUFG Bank Ltd. LIQ), 1.160%, 12/4/2019	5,700,000
40,575,000		Michigan State Housing Development Authority, (Series 2008A) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.300%, 12/2/2019	40,575,000
2,100,000		Michigan State Strategic Fund (Stegner East Investments LLC) Weekly VRDNs, (Comerica Bank LOC), 1.400%, 12/5/2019	2,100,000
1,800,000		Michigan State Strategic Fund (Universal Forest Products Eastern Division, Inc.), Series 2002 Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.320%, 12/5/2019	1,800,000
5,250,000		Michigan Strategic Fund (Greenville Venture Partners LLC), (Series 2018) Weekly VRDNs, (CoBank, ACB LOC), 1.160%, 12/2/2019	5,250,000
		TOTAL	67,225,000
		Minnesota—0.2%
1,000,000		Faribault, MN IDA (Apogee Enterprises, Inc.), (Series 2001) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.220%, 12/5/2019	1,000,000
560,000		St. Anthony, MN (Landings at Silver Lake Village), (Series 2007) Weekly VRDNs, (FHLB of Des Moines LOC), 1.240%, 12/6/2019	560,000
1,965,000		St. Louis Park, MN (Urban Park Apartments), (Series 2010A) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.230%, 12/6/2019	1,965,000
975,000		St. Louis Park, MN (Urban Park Apartments), (Series 2010B) Weekly VRDNs, (FHLB of Des Moines LOC), 1.330%, 12/6/2019	975,000
1,720,000		St. Paul, MN Port Authority (National Checking Co.), IDRB's (Series 1998A) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.220%, 12/5/2019	1,720,000
		TOTAL	6,220,000
		Missouri—0.1%
3,580,000		Kansas City, MO Water Revenue, Solar Eclipse (Series 2017-0016) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 1.130%, 12/5/2019	3,580,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Multi-State—16.1%
$50,000,000		Agency Enhanced Affordable Housing Trust 2018-BAML0005, BAML 3a-7 Non CE Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by FHLMC), 1.200%, 12/5/2019	$50,000,000
64,120,000		Agency Enhanced Affordable Housing Trust 2019-BAML0008, BAML 3a-7 Non CE Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by FHLMC), 1.300%, 12/5/2019	64,120,000
13,690,000		Agency Enhanced Affordable Housing Trust 2019-BAML0009 Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by FHLMC), 1.200%, 12/5/2019	13,690,000
15,000,000		Blackrock MuniYield Investment Fund, (594 Series W-7 VRDP Shares) Weekly VRDPs, (Toronto Dominion Bank LIQ), 1.220%, 12/2/2019	15,000,000
52,000,000		BlackRock MuniYield Quality Fund III, Inc., (3,564 Series W-7 VRDP Shares) Weekly VRDPs, (Citibank N.A., New York LIQ), 1.240%, 12/2/2019	52,000,000
85,000,000		Invesco Municipal Opportunity Trust, PUTTERs 3a-7 (VMTP 5029) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.400%, 12/2/2019	85,000,000
62,000,000		Invesco Trust for Investment Grade Municipals, PUTTERs 3a-7 (VMTP 5028) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.400%, 12/2/2019	62,000,000
37,000,000		Nuveen Municipal Credit Income Fund, (Series 3) Weekly VRDPs, (TD Bank, N.A. LIQ), 1.220%, 12/2/2019	37,000,000
37,000,000		Nuveen Municipal Credit Opportunities Fund, (Series A) Weekly VRDPs, (Sumitomo Mitsui Banking Corp. LIQ), 1.250%, 12/2/2019	37,000,000
65,700,000		Nuveen Quality Municipal Income Fund, (Series 1) Weekly VRDPs, (Barclays Bank PLC LIQ), 1.240%, 12/2/2019	65,700,000
62,000,000		Nuveen Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Barclays Bank PLC LIQ), 1.240%, 12/2/2019	62,000,000
45,000,000		Nuveen Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Barclays Bank PLC LIQ), 1.240%, 12/2/2019	45,000,000
		TOTAL	588,510,000
		Nebraska—0.2%
7,500,000		Stanton County, NE (Nucor Corp.), (Series 1996) Weekly VRDNs, 1.250%, 12/4/2019	7,500,000
1,475,000		Stanton County, NE (Nucor Corp.), (Series 1998) Weekly VRDNs, 1.250%, 12/4/2019	1,475,000
		TOTAL	8,975,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Nevada—0.3%
$3,645,000		Clark County, NV, Solar Eclipse (Series 2017-0025) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 12/19/2019	$3,645,000
1,635,000		Director of the State of Nevada Department of Business and Industry (575 Mill Street LLC), IDRBs (Series 1998A) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.400%, 12/5/2019	1,635,000
3,985,000		Nevada State Highway Revenue, Solar Eclipse (Series 2017-0018) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 12/5/2019	3,985,000
		TOTAL	9,265,000
		New Hampshire—3.4%
27,000,000		National Finance Authority, NH (Emerald Renewable Diesel LLC), (Series 2019) TOBs, (GTD by United States Treasury), 1.590%, Mandatory Tender 8/31/2020	27,081,000
3,300,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), CP, 1.250%, Mandatory Tender 12/18/2019	3,300,000
17,390,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), CP, 1.300%, Mandatory Tender 12/12/2019	17,390,000
16,260,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), CP, 1.350%, Mandatory Tender 12/6/2019	16,260,000
51,700,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), CP, 1.400%, Mandatory Tender 12/5/2019	51,700,000
10,000,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), CP, 1.520%, Mandatory Tender 12/18/2019	10,000,000
		TOTAL	125,731,000
		New Jersey—10.8%
6,683,145		Absecon, NJ BANs, 2.000%, 7/31/2020	6,704,532
2,500,000		Atlantic Highlands, NJ BANs, 3.000%, 3/5/2020	2,505,720
1,641,963		Bethlehem Township, NJ BANs, 2.750%, 5/21/2020	1,647,635
4,438,250		Bordentown (township), NJ, (2019 Series A) BANs, 2.000%, 10/2/2020	4,459,831
2,120,527		Bound Brook Borough, NJ BANs, 2.500%, 4/17/2020	2,127,426
9,750,000		Carlstadt, NJ BANs, 2.000%, 7/24/2020	9,780,912
8,680,000		Chester Township, NJ BANs, 2.000%, 10/9/2020	8,720,939
8,395,000		Clinton Township, NJ BANs, 2.500%, 3/19/2020	8,408,476
2,487,994		Demarest, NJ BANs, 2.250%, 6/26/2020	2,497,040
3,540,500		East Rutherford Borough, NJ BANs, 1.750%, 4/9/2020	3,542,361
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$14,325,000		Florence Township, NJ, (Series 2019B) BANs, 2.000%, 1/20/2020	$14,334,639
20,940,000		Garden State Preservation Trust, NJ (New Jersey State), Tender Option Bond Trust Receipts (2016-ZF0416) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.300%, 12/5/2019	20,940,000
5,545,000		Guttenberg, NJ BANs, 1.750%, 10/23/2020	5,562,089
8,079,000		Highland Park, NJ BANs, 2.375%, 4/14/2020	8,095,823
6,552,232		Highlands, NJ, (Series 2019A) BANs, 1.750%, 10/2/2020	6,565,690
4,000,000		Hillsborough Township, NJ BANs, 2.750%, 3/27/2020	4,010,411
2,190,000		Hillsdale Borough, NJ BANs, 1.500%, 12/4/2020	2,194,292
7,628,135		Keansburg, NJ BANs, 2.000%, 2/7/2020	7,634,124
4,765,000		Keyport Borough, NJ BANs, 2.500%, 4/24/2020	4,778,308
7,432,725		Lacey Township, NJ BANs, 2.250%, 5/22/2020	7,453,461
2,000,000		Lambertville, NJ BANs, 2.375%, 4/16/2020	2,004,222
8,793,621		Little Falls Township, NJ BANs, 3.250%, 12/13/2019	8,796,306
4,011,096		Lopatcong, NJ BANs, 2.750%, 3/25/2020	4,021,105
4,183,169		Lumberton Township, NJ BANs, 2.500%, 5/5/2020	4,194,540
10,000,000		Lyndhurst Township, NJ BANs, 2.500%, 5/8/2020	10,027,705
2,999,875		Manalapan Township, NJ, (Series 2019A) BANs, 2.000%, 11/10/2020	3,019,375
7,620,040		Matawan Borough, NJ BANs, 2.000%, 6/4/2020	7,630,302
4,510,000		Mendham Twp., NJ BANs, 2.500%, 5/15/2020	4,525,260
2,618,000		Millstone Township, NJ BANs, 2.500%, 5/1/2020	2,625,138
2,300,000		Montvale, NJ BANs, 1.500%, 8/21/2020	2,302,605
4,350,000		Montville Township, NJ BANs, 2.000%, 10/1/2020	4,371,424
5,014,921		Mountainside, NJ BANs, 2.500%, 5/1/2020	5,027,779
2,552,500		Neptune Township, NJ BANs, 1.500%, 8/27/2020	2,554,539
7,400,000		New Jersey Economic Development Authority (Yeshiva of North Jersey), (Series 2018) Weekly VRDNs, (Valley National Bank LOC), 1.400%, 12/5/2019	7,400,000
3,400,000		New Jersey EDA (Baptist Home Society of New Jersey) Weekly VRDNs, (Valley National Bank LOC), 1.400%, 12/5/2019	3,400,000
385,000		New Jersey EDA (Geriatric Services Housing Corp., Inc.—(CNJJHA Assisted Living)), (Series 2001) Weekly VRDNs, (Valley National Bank LOC), 1.220%, 12/4/2019	385,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$2,445,000		New Jersey EDA (Rose Hill Associates LLC), (Series 2000) Weekly VRDNs, (TD Bank, N.A. LOC), 1.200%, 12/6/2019	$2,445,000
1,405,000		New Jersey EDA (Temple Emanuel of the Pascack Valley), (Series 2001/2019) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.370%, 12/6/2019	1,405,000
3,915,000		New Jersey Health Care Facilities Financing Authority (Christian Health Care Center), (Series 1997) Weekly VRDNs, (Valley National Bank LOC), 1.170%, 12/4/2019	3,915,000
4,800,000		New Jersey Health Care Facilities Financing Authority (Christian Health Care Center), (Series A-2) Weekly VRDNs, (Valley National Bank LOC), 1.300%, 12/5/2019	4,800,000
2,150,000		Newton, NJ BANs, 2.000%, 7/23/2020	2,156,797
8,766,569		Oceanport, NJ BANs, 2.500%, 2/27/2020	8,785,241
15,758,695		Perth Amboy, NJ BANs, 4.000%, 1/9/2020	15,791,342
2,708,550		Pine Beach, NJ BANs, 1.750%, 10/30/2020	2,714,647
5,850,000		Ramsey, NJ BANs, 1.750%, 6/5/2020	5,859,761
4,373,000		Ramsey, NJ BANs, 2.125%, 6/5/2020	4,381,222
6,503,300		Ramsey, NJ BANs, 3.250%, 1/10/2020	6,510,618
6,454,400		Ringwood Borough, NJ BANs, 2.375%, 4/10/2020	6,467,442
6,000,000		Riverdale Borough, NJ BANs, 1.500%, 9/11/2020	6,009,204
1,563,000		Rochelle Park Township, NJ BANs, 2.000%, 11/13/2020	1,573,254
9,040,885		Rockaway Borough, NJ BANs, 1.500%, 9/11/2020	9,051,968
15,000,000		Saddle Brook Township, NJ BANs, 2.250%, 5/29/2020	15,042,756
6,396,440		Sea Bright, NJ BANs, 1.500%, 12/3/2020	6,406,482
4,433,415		Sea Girt, NJ BANs, 1.750%, 10/22/2020	4,447,039
4,984,075		South Plainfield, NJ BANs, 1.500%, 8/21/2020	4,989,735
6,507,398		South Plainfield, NJ BANs, 2.500%, 4/24/2020	6,525,106
2,206,590		Stillwater Township, NJ BANs, 1.750%, 9/18/2020	2,212,133
1,791,000		Tuckerton, NJ BANs, 1.750%, 10/30/2020	1,795,985
3,327,177		Union Beach, NJ BANs, 2.000%, 11/2/2020	3,347,111
3,748,500		Upper Freehold Township, NJ BANs, 2.500%, 3/27/2020	3,755,902
6,992,400		Vernon Township, NJ BANs, 2.500%, 3/20/2020	7,003,737
5,150,000		Vineland, NJ BANs, 3.000%, 11/12/2020	5,233,346
5,470,769		Wantage Township, NJ BANs, 1.750%, 10/29/2020	5,487,941
4,110,000		Washington Township (Morris County), NJ BANs, 1.500%, 8/27/2020	4,114,184
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$3,857,000		Watchung Hills, NJ Regional School District BANs, 1.500%, 12/2/2020	$3,864,560
9,107,500		West Orange Township, NJ BANs, 1.500%, 8/7/2020	9,113,613
8,865,257		West Orange Township, NJ BANs, 2.250%, 5/15/2020	8,885,013
5,144,100		Westville, NJ BANs, 2.500%, 5/5/2020	5,158,083
4,070,000		Woodbury, NJ, (2019 Series A) BANs, 1.500%, 12/4/2020	4,076,797
3,300,000		Woolwich, NJ BANs, 2.750%, 6/5/2020	3,318,073
3,498,990		Wyckoff Township, NJ BANs, 1.650%, 7/21/2020	3,500,085
		TOTAL	394,393,186
		New York—6.9%
2,272,174		Alden Village, NY BANs, 1.500%, 9/10/2020	2,274,426
29,333,476		Auburn, NY BANs, 1.750%, 8/19/2020	29,405,920
2,810,000		Ballston Spa, NY CSD BANs, 2.000%, 9/18/2020	2,825,489
38,357,295		Binghamton, NY, (Series B) BANs, 3.500%, 4/17/2020	38,606,008
5,225,000		Brushton-Moira, NY CSD, (2019 Series B) BANs, 2.000%, 7/2/2020	5,246,211
3,787,152		Canajoharie, NY CSD BANs, 2.000%, 7/8/2020	3,796,098
6,132,896		Clyde-Savannah CSD, NY, (2019 Series B) BANs, 1.500%, 7/10/2020	6,138,774
30,660,000		Gloversville, NY City School District BANs, 1.750%, 10/16/2020	30,752,467
5,590,000		Hempstead (town), NY IDA MFH (Hempstead Village Housing Associates LP), (Series 2006) Weekly VRDNs, (FNMA LOC), 1.200%, 12/5/2019	5,590,000
9,700,000		Jericho, NY Union Free School District TANs, 1.750%, 6/19/2020	9,716,868
1,726,580		Johnsburg, NY CSD BANs, 2.000%, 7/10/2020	1,730,697
71,810,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Series 2019E) BANs, 4.000%, 9/1/2020	73,183,780
4,005,000		New Rochelle, NY IDA (180 Union Avenue Owner LP), (Series 2006: West End Phase I Facility) Weekly VRDNs, (Citibank N.A., New York LOC), 1.190%, 12/5/2019	4,005,000
14,880,000		New York State Energy Research & Development Authority (National Grid Generation LLC), (1997 Series A) Weekly VRDNs, (NatWest Markets PLC LOC), 1.200%, 12/4/2019	14,880,000
21,644,092		Sherrill, NY City School District BANs, 2.000%, 6/26/2020	21,716,765
3,620,000		Southern Cayuga, NY CSD, (2019 Series A) BANs, 2.000%, 6/19/2020	3,628,791
		TOTAL	253,497,294
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		North Carolina—0.9%
$25,100,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000A) Weekly VRDNs, 1.250%, 12/4/2019	$25,100,000
1,200,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000B) Weekly VRDNs, 1.250%, 12/4/2019	1,200,000
3,500,000		North Carolina State, Solar Eclipse 3a-7 (Series 2019-008) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 12/26/2019	3,500,000
2,800,000		Union County, NC Enterprise Systems, Solar Eclipse (Series 2017-0051) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 1.130%, 12/5/2019	2,800,000
		TOTAL	32,600,000
		Ohio—1.3%
30,470,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.250%, 12/5/2019	30,470,000
8,600,000		Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), Golden Blue (Series 2017-006) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.250%, 12/5/2019	8,600,000
7,000,000		Toledo-Lucas County, OH Port Authority (Van Deurzen Dairy LLC), (Series 2006) Weekly VRDNs, (AgriBank FCB LOC), 1.160%, 12/5/2019	7,000,000
		TOTAL	46,070,000
		Oregon—0.8%
9,860,000		Oregon State Housing and Community Services Department, (2004 Series B) Weekly VRDNs, (Bank of America N.A. LIQ), 1.180%, 12/5/2019	9,860,000
10,000,000		Port of Morrow, OR (Threemile Canyon Farms LLC), (Series 2001A) Weekly VRDNs, (Cooperative Rabobank UA LOC), 1.160%, 12/5/2019	10,000,000
10,000,000		Port of Morrow, OR (Threemile Canyon Farms LLC), (Series 2001C) Weekly VRDNs, (Cooperative Rabobank UA LOC), 1.160%, 12/5/2019	10,000,000
		TOTAL	29,860,000
		Pennsylvania—0.8%
5,000,000		Berks County, PA Municipal Authority (Tower Health), Golden Blue (Series 2018-001) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.250%, 12/2/2019	5,000,000
6,320,000		Lehigh County, PA General Purpose Authority (St. Luke's University Health Network), Golden Blue 3a-7 (Series 2019-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.250%, 12/5/2019	6,320,000
16,000,000		Montgomery County, PA IDA (Lonza, Inc.), (Series 2000) Weekly VRDNs, (Landesbank Hessen-Thuringen LOC), 1.170%, 12/5/2019	16,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—continued
$1,500,000		Pennsylvania State Turnpike Commission, RBC Muni Products (Series G-43) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.300%, Optional Tender 12/2/2019	$1,500,000
500,000		Philadelphia, PA Airport System, Tender Option Bond Trust Receipts (Series 2018-XG0159) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.180%, 12/5/2019	500,000
		TOTAL	29,320,000
		South Carolina—1.2%
10,500,000		Berkeley County, SC IDB (Nucor Corp.) Weekly VRDNs, 1.250%, 12/4/2019	10,500,000
10,100,000		Berkeley County, SC IDB (Nucor Corp.), (Series 1997) Weekly VRDNs, 1.250%, 12/4/2019	10,100,000
4,840,000		Berkeley County, SC School District, Solar Eclipse (Series 2017-0030) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 2/13/2020	4,840,000
6,000,000		Lexington County, SC School District No. 001, Solar Eclipse (Series 2017-0058) TOBs, (GTD by South Carolina School District Credit Enhancement Program)/(U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 1/30/2020	6,000,000
4,000,000		Lexington County, SC School District No. 001, Solar Eclipse 3a-7 (Series 2019-0013) TOBs, (GTD by South Carolina School District Credit Enhancement Program)/(U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 1/30/2020	4,000,000
6,560,000		Richland County, SC School District No. 002, Solar Eclipse 3a-7 (Series 2019-0010) TOBs, (GTD by South Carolina School District Credit Enhancement Program)/(U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 12/26/2019	6,560,000
730,000		South Carolina Jobs-EDA (ACI Industries LLC), (Series 2007) Weekly VRDNs, (Bank of America N.A. LOC), 1.270%, 12/5/2019	730,000
		TOTAL	42,730,000
		South Dakota—0.1%
3,000,000		South Dakota Value Added Finance Authority (Prairie Gold Dairy LLC), (Series 2004) Weekly VRDNs, (CoBank, ACB LOC), 1.160%, 12/5/2019	3,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Tennessee—0.7%
$25,320,000		Memphis-Shelby County, TN Industrial Development Board—PCRB (Nucor Steel Memphis, Inc.), (Series 2007) Weekly VRDNs, (GTD by Nucor Corp.), 1.250%, 12/4/2019	$25,320,000
		Texas—10.7%
5,000,000		Alamo, TX CCD, RBC Muni Products (Series G-111) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.300%, Optional Tender 5/1/2020	5,000,000
22,600,000		Brazos River Harbor, TX Navigation District of Brazoria County (BASF Corp.), (Series 1996) Weekly VRDNs, 1.200%, 12/4/2019	22,600,000
15,800,000		Brazos River Harbor, TX Navigation District of Brazoria County (BASF Corp.), (Series 1997) Weekly VRDNs, 1.200%, 12/4/2019	15,800,000
4,225,000		Brazosport, TX ISD, Solar Eclipse 3a-7 (Series 2019-0007) TOBs, (GTD by Texas PSFG Program)/(U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 1/2/2020	4,225,000
30,000,000		Calhoun, TX Port Authority (BP PLC), (Series 1998) Weekly VRDNs, 1.200%, 12/4/2019	30,000,000
2,100,000		Dallam County, TX Industrial Development Corp. (Consolidated Dairy Management LLC), (Series 2007) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.160%, 12/5/2019	2,100,000
28,120,000		Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Golden Blue (Series 2019-010) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.250%, 12/2/2019	28,120,000
25,000		Harris County, TX HFDC (Methodist Hospital, Harris County, TX), (Subseries 2008A-2) Daily VRDNs, 1.180%, 12/2/2019	25,000
4,000,000		Jewett, TX Economic Development Corporation (Nucor Corp.), (Series 2003) Weekly VRDNs, 1.250%, 12/4/2019	4,000,000
9,300,000		Mansfield, TX IDC (Pier 1 Imports, Inc.), (Series 1986) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.170%, 12/4/2019	9,300,000
81,000,000	[2]	Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002A) Weekly VRDNs, 1.240%, 12/4/2019	81,000,000
12,500,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2003) Weekly VRDNs, 1.290%, 12/4/2019	12,500,000
13,200,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2005) Weekly VRDNs, 1.290%, 12/4/2019	13,200,000
42,000,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2006) Weekly VRDNs, 1.290%, 12/4/2019	42,000,000
35,000,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2007) Weekly VRDNs, 1.290%, 12/4/2019	35,000,000
55,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (Emerald Renewable Diesel LLC), (Series 2018) TOBs, (GTD by United States Treasury), 1.900%, Mandatory Tender 12/4/2019	55,001,344
7,000,000		San Antonio, TX, Solar Eclipse 3a-7 (Series 2019-0004) TOBs, (U.S. Bank, N.A. LIQ), 1.230%, Optional Tender 12/5/2019	7,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$15,000,000		Texas State Department of Housing & Community Affairs (Onion Creek Housing Partners Ltd.), (Series 2007) Weekly VRDNs, (FNMA LOC), 1.230%, 12/5/2019	$15,000,000
190,000		Texas State, Veterans Bonds (Series 2016) Weekly VRDNs, (Landesbank Hessen-Thuringen LIQ), 1.110%, 12/4/2019	190,000
11,260,000		Texas State, Veterans' Housing Assistance Program, Fund II (Series 2005A) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 1.150%, 12/4/2019	11,260,000
		TOTAL	393,321,344
		Utah—2.9%
89,675,000		Riverton, UT Hospital Revenue Authority (IHC Health Services, Inc.), Stage Trust (Series 2012-33C) VRENs, (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 1.270%, 12/5/2019	89,675,000
16,000,000		Salt Lake County, UT Research Facility (Huntsman Cancer Foundation), BAML 3a-7 CE (Series 2019-BAML5015) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.280%, 12/5/2019	16,000,000
695,000		Salt Lake County, UT Training Facilities (Community Foundation For The Disabled, Inc.), (Series 2000) Weekly VRDNs, (Wells Fargo Trust Bank LOC), 1.270%, 12/5/2019	695,000
		TOTAL	106,370,000
		Virginia—1.4%
26,390,000		Agency Enhanced Affordable Housing Trust 2018-BAML0002, BAML 3a-7 (2018-BAML0002) Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by FHLMC), 1.200%, 12/5/2019	26,390,000
2,500,000		Arlington County, VA IDA (Westover Apartments, LP), (Series 2011A) Weekly VRDNs, (FHLMC LOC), 1.150%, 12/5/2019	2,500,000
3,100,000		Blackrock Virginia Municipal Bond Trust, (Series W-7) Weekly VRDPs, (Citibank N.A., New York LIQ), 1.240%, 12/5/2019	3,100,000
18,900,000		Suffolk, VA EDA (Sentara Health Systems Obligation Group), Eagles (Series 2017-0005) TOBs, (Citibank N.A., New York LIQ), 1.300%, Optional Tender 1/29/2020	18,900,000
		TOTAL	50,890,000
		Washington—0.4%
1,950,000		Kitsap County, WA IDC (Cara Land Co., LLC), (Series 2006) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.320%, 12/5/2019	1,950,000
8,780,000		Port of Seattle, WA Revenue, Tender Option Bond Trust Certificates (Series 2018-XF2630) Weekly VRDNs, (Credit Suisse AG LIQ), 1.200%, 12/5/2019	8,780,000
1,500,000		Port of Tacoma, WA, (Series 2019 A) Weekly VRDNs, (PNC Bank, N.A. LOC), 1.150%, 12/4/2019	1,500,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Washington—continued
$1,890,000		Washington State EDFA (Mesa Dairy, LLC), (Series 2007E) Weekly VRDNs, (Bank of the West, San Francisco, CA LOC), 1.160%, 12/5/2019	$1,890,000
		TOTAL	14,120,000
		Wisconsin—0.1%
1,000,000		Wausau, WI IDA (Apogee Enterprises, Inc.), (Series 2002) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.220%, 12/5/2019	1,000,000
985,000		West Bend, WI IDA (Jackson Concrete, Inc.), (Series 2006) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.300%, 12/5/2019	985,000
3,350,000		Wisconsin State Public Finance Authority (Birchwood Properties LP), (Series 2016) Weekly VRDNs, (FHLB of Des Moines LOC), 1.320%, 12/2/2019	3,350,000
		TOTAL	5,335,000
		Wyoming—0.4%
15,200,000		Sweetwater County, WY Environmental Improvement (Pacificorp), (Series 1995) Daily VRDNs, 1.280%, 12/2/2019	15,200,000
		TOTAL INVESTMENT IN SECURITIES—101.0% (AT AMORTIZED COST)[3]	3,692,677,281
		OTHER ASSETS AND LIABILITIES - NET—(1.0)%[4]	(34,775,222)
		TOTAL NET ASSETS—100%	$3,657,902,059
Securities that are subject to the federal alternative minimum tax (AMT) represent 64.8% of the portfolio as calculated based upon total market value.
Semi-Annual Shareholder Report

1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2019, these restricted securities amounted to $81,000,000, which represented 2.2% of total net assets.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of November 30, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CCD	—Community College District
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDR	—Industrial Development Revenue
IDRB(s)	—Industrial Development Revenue Bond(s)
IFA	—Industrial Finance Authority
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LLC	—Limited Liability Corporation
LOC	—Letter of Credit
LP	—Limited Partnership
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRB(s)	—Pollution Control Revenue Bonds(s)
PSFG	—Permanent School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2019	Period Ended 5/31/2019[1]	Year Ended July 31,			Period Ended 7/31/2015[4]
			2018[2]	2017[3]	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005[5]	0.010[5]	0.007	0.002	0.000[6]	0.000[6]
Net realized gain	0.000[6]	0.000[6]	0.000[6]	0.001	0.000[6]	0.000[6]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.010	0.007	0.003	0.000[6]	0.000[6]
Less Distributions:
Distributions from net investment income	(0.005)	(0.010)	(0.007)	(0.002)	(0.000)[6]	(0.000)[6]
Distributions from net realized gain	—	(0.000)[6]	(0.000)[6]	(0.001)	(0.000)[6]	—
TOTAL DISTRIBUTIONS	(0.005)	(0.010)	(0.007)	(0.003)	(0.000)[6]	(0.000)[6]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[7]	0.50%	0.99%	0.77%	0.29%	0.06%	0.00%[8]
Ratios to Average Net Assets:
Net expenses	0.56%[9]	0.56%[9]	0.55%	0.61%	0.28%[10]	0.15%[9]
Net investment income	0.99%[9]	1.20%[9]	0.81%	0.23%	0.01%	0.01%[9]
Expense waiver/reimbursement[11]	0.09%[9]	0.09%[9]	0.10%	0.11%	0.53%	0.66%[9]
Supplemental Data:
Net assets, end of period (000 omitted)	$675,742	$636,808	$48,952	$0[12]	$0[12]	$0[12]
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Effective September 28, 2017, Trust Shares were re-designated as Automated Shares.
3	Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.
4	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
5	Per share numbers have been calculated using the average shares method.
6	Represents less than $0.001.
7	Based on net asset value. Total returns for periods of less than one year are not annualized.
8	Represents less than 0.01%.
9	Computed on an annualized basis.
10	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.28% after taking into account this expense reduction.
11	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
12	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Investment Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2019	Period Ended 5/31/2019[1]	Year Ended July 31,			Period Ended 7/31/2015[2]
			2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004[3]	0.008[3]	0.005	0.001	0.000[4]	0.000[4]
Net realized gain	0.000[4]	0.000[4]	0.000[4]	0.001	0.000[4]	0.000[4]
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.008	0.005	0.002	0.000[4]	0.000[4]
Less Distributions:
Distributions from net investment income	(0.004)	(0.008)	(0.005)	(0.001)	(0.000)[4]	(0.000)[4]
Distributions from net realized gain	—	(0.000)[4]	(0.000)[4]	(0.001)	(0.000)[4]	—
TOTAL DISTRIBUTIONS	(0.004)	(0.008)	(0.005)	(0.002)	(0.000)[4]	(0.000)[4]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[5]	0.39%	0.79%	0.54%	0.17%	0.06%	0.00%[6]
Ratios to Average Net Assets:
Net expenses	0.78%[7]	0.78%[7]	0.78%	0.76%	0.53%[8]	0.15%[7]
Net investment income	0.79%[7]	0.95%[7]	0.46%	0.11%	0.01%	0.01%[7]
Expense waiver/reimbursement[9]	0.12%[7]	0.12%[7]	0.13%	0.16%	0.38%	0.76%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$30	$44,873	$40,219	$68,690	$56,319	$0[10]
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
3	Per share numbers have been calculated using the average shares method.
4	Represents less than $0.001.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Represents less than 0.01%.
7	Computed on an annualized basis.
8	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.53% after taking into account this expense reduction.
9	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
10	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2019	Period Ended 5/31/2019[1]	Year Ended July 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007[2]	0.013[2]	0.011	0.001	0.001	0.000[3]	0.000[3]
Net realized gain	0.000[3]	0.000[3]	0.000[3]	0.001	0.000[3]	0.000[3]	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.007	0.013	0.011	0.002	0.001	0.000[3]	0.000[3]
Less Distributions:
Distributions from net investment income	(0.007)	(0.013)	(0.011)	(0.001)	(0.001)	(0.000)[3]	(0.000)[3]
Distributions from net realized gain	—	(0.000)[3]	(0.000)[3]	(0.001)	(0.000)[3]	(0.000)[3]	(0.000)[3]
TOTAL DISTRIBUTIONS	(0.007)	(0.013)	(0.011)	(0.002)	(0.001)	(0.000)[3]	(0.000)[3]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.67%	1.27%	1.12%	0.72%	0.17%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.21%[5]	0.21%[5]	0.21%	0.21%	0.17%[6]	0.14%	0.16%
Net investment income	1.34%[5]	1.52%[5]	1.10%	0.64%	0.11%	0.01%	0.01%
Expense waiver/reimbursement[7]	0.09%[5]	0.09%[5]	0.10%	0.11%	0.14%	0.16%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,885,409	$1,713,390	$1,163,568	$667,169	$1,003,993	$1,037,940	$1,242,908
Semi-Annual Shareholder Report

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.17% after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2019	Period Ended 5/31/2019[1]	Year Ended July 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006[2]	0.011[2]	0.008	0.004	0.000[3]	0.000[3]	0.000[3]
Net realized gain	0.000[3]	0.000[3]	0.000[3]	0.001	0.000[3]	0.000[3]	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.011	0.008	0.005	0.000[3]	0.000[3]	0.000[3]
Less Distributions:
Distributions from net investment income	(0.006)	(0.011)	(0.008)	(0.004)	(0.000)[3]	(0.000)[3]	(0.000)[3]
Distributions from net realized gain	—	(0.000)[3]	(0.000)[3]	(0.001)	(0.000)[3]	(0.000)[3]	(0.000)[3]
TOTAL DISTRIBUTIONS	(0.006)	(0.011)	(0.008)	(0.005)	(0.000)[3]	(0.000)[3]	(0.000)[3]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.55%	1.06%	0.87%	0.47%	0.08%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.46%[5]	0.46%[5]	0.46%	0.46%	0.25%[6]	0.14%	0.16%
Net investment income	1.09%[5]	1.26%[5]	0.84%	0.39%	0.03%	0.01%	0.01%
Expense waiver/reimbursement[7]	0.09%[5]	0.09%[5]	0.10%	0.11%	0.31%	0.40%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$444,175	$410,580	$449,099	$369,709	$584,893	$726,226	$747,980
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.25% after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2019	Period Ended 5/31/2019[1]	Year Ended July 31,			Period Ended 7/31/2015[2]
			2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003[3]	0.007[3]	0.004	0.000[4]	0.000[4]	0.000[4]
Net realized gain	0.000[4]	0.000[4]	0.000[4]	0.001	0.000[4]	0.000[4]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.007	0.004	0.001	0.000[4]	0.000[4]
Less Distributions:
Distributions from net investment income	(0.003)	(0.007)	(0.004)	(0.000)[4]	(0.000)[4]	(0.000)[4]
Distributions from net realized gain	—	(0.000)[4]	(0.000)[4]	(0.001)	(0.000)[4]	—
TOTAL DISTRIBUTIONS	(0.003)	(0.007)	(0.004)	(0.001)	(0.000)[4]	(0.000)[4]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[5]	0.33%	0.69%	0.43%	0.11%	0.06%	0.00%[6]
Ratios to Average Net Assets:
Net expenses	0.90%[7]	0.91%[7]	0.90%	0.82%	0.33%[8]	0.15%[7]
Net investment income	0.66%[7]	0.83%[7]	0.35%	0.04%	0.01%	0.01%[7]
Expense waiver/reimbursement[9]	0.09%[7]	0.09%[7]	0.10%	0.19%	0.68%	0.86%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$45,368	$50,506	$49,804	$88,884	$118,980	$15,750
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
3	Per share numbers have been calculated using the average shares method.
4	Represents less than $0.001.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Represents less than 0.01%.
7	Computed on an annualized basis.
8	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.33% after taking into account this expense reduction.
9	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2019	Period Ended 5/31/2019[1]	Year Ended July 31,			Period Ended 7/31/2015[2]
			2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003[3]	0.006[3]	0.003	0.000[4]	0.000[4]	0.000[4]
Net realized gain	0.000[4]	0.000[4]	0.000[4]	0.001	0.000[4]	0.000[4]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.006	0.003	0.001	0.000[4]	0.000[4]
Less Distributions:
Distributions from net investment income	(0.003)	(0.006)	(0.003)	(0.000)[4]	(0.000)[4]	(0.000)[4]
Distributions from net realized gain	—	(0.000)[4]	(0.000)[4]	(0.001)	(0.000)[4]	—
TOTAL DISTRIBUTIONS	(0.003)	(0.006)	(0.003)	(0.001)	(0.000)[4]	(0.000)[4]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[5]	0.27%	0.59%	0.31%	0.07%	0.06%	0.00%[6]
Ratios to Average Net Assets:
Net expenses	1.02%[7]	1.02%[7]	1.02%	0.83%	0.30%[8]	0.15%[7]
Net investment income	0.54%[7]	0.71%[7]	0.30%	0.01%	0.01%	0.01%[7]
Expense waiver/reimbursement[9]	0.23%[7]	0.24%[7]	0.24%	0.45%	0.96%	1.11%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$274,582	$281,674	$328,142	$118,975	$210,967	$94,515
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
3	Per share numbers have been calculated using the average shares method.
4	Represents less than $0.001.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Represents less than 0.01%.
7	Computed on an annualized basis.
8	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.30% after taking into account this expense reduction.
9	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2019	Period Ended 5/31/2019[1]	Year Ended July 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006[2]	0.012[2]	0.010	0.006	0.001	0.000[3]	0.000[3]
Net realized gain	0.000[3]	0.000[3]	0.000[3]	0.001	0.000[3]	0.000[3]	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.012	0.010	0.007	0.001	0.000[3]	0.000[3]
Less Distributions:
Distributions from net investment income	(0.006)	(0.012)	(0.010)	(0.006)	(0.001)	(0.000)[3]	(0.000)[3]
Distributions from net realized gain	—	(0.000)[3]	(0.000)[3]	(0.001)	(0.000)[3]	(0.000)[3]	(0.000)[3]
TOTAL DISTRIBUTIONS	(0.006)	(0.012)	(0.010)	(0.007)	(0.001)	(0.000)[3]	(0.000)[3]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.62%	1.19%	1.02%	0.62%	0.13%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.31%[5]	0.31%[5]	0.31%	0.31%	0.18%[6]	0.14%	0.16%
Net investment income	1.25%[5]	1.41%[5]	1.01%	0.57%	0.05%	0.01%	0.01%
Expense waiver/reimbursement[7]	0.09%[5]	0.09%[5]	0.10%	0.11%	0.23%	0.26%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$332,596	$409,796	$635,782	$255,216	$153,275	$450,631	$698,550
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.18% after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
November 30, 2019 (unaudited)
Assets:
Investment in securities, at amortized cost and fair value		$3,692,677,281
Cash		810,223
Income receivable		11,029,274
Receivable for shares sold		1,102,030
TOTAL ASSETS		3,705,618,808
Liabilities:
Payable for investments purchased	$43,623,131
Payable for shares redeemed	2,963,176
Income distribution payable	304,383
Payable for investment adviser fee (Note 4)	22,727
Payable for administrative fee (Note 4)	15,729
Payable for Directors'/Trustees' fees (Note 4)	2,889
Payable for distribution services fee (Note 4)	132,596
Payable for other service fees (Note 4)	323,646
Accrued expenses (Note 4)	328,472
TOTAL LIABILITIES		47,716,749
Net assets for 3,657,809,867 shares outstanding		$3,657,902,059
Net Assets Consist of:
Paid-in capital		$3,657,789,556
Total distributable earnings (loss)		112,503
TOTAL NET ASSETS		$3,657,902,059
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$675,742,002 ÷ 675,724,979 shares outstanding, no par value, unlimited shares authorized	$1.00
Investment Shares:
$29,846 ÷ 29,845 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$1,885,408,982 ÷ 1,885,361,484 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$444,175,395 ÷ 444,164,166 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$45,367,732 ÷ 45,366,589 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$274,581,626 ÷ 274,574,706 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$332,596,476 ÷ 332,588,098 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended November 30, 2019 (unaudited)
Investment Income:
Interest			$27,566,512
Expenses:
Investment adviser fee (Note 4)		$3,537,811
Administrative fee (Note 4)		1,399,826
Custodian fees		55,516
Transfer agent fee (Note 2)		553,016
Directors'/Trustees' fees (Note 4)		9,615
Auditing fees		11,980
Legal fees		11,278
Portfolio accounting fees		136,793
Distribution services fee (Note 4)		1,006,600
Other service fees (Notes 2 and 4)		2,011,074
Share registration costs		105,516
Printing and postage		23,828
Miscellaneous (Note 4)		10,341
TOTAL EXPENSES		8,873,194
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(1,536,525)
Waiver/reimbursement of other operating expenses (Notes 2 and 4)	(209,233)
TOTAL WAIVERS AND REIMBURSEMENT		(1,745,758)
Net expenses			7,127,436
Net investment income			20,439,076
Net realized gain on investments			26,423
Change in net assets resulting from operations			$20,465,499
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 11/30/2019	Period Ended 5/31/2019[1]	Year Ended 7/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$20,439,076	$34,730,875	$19,765,062
Net realized gain	26,423	85,732	6,987
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	20,465,499	34,816,607	19,772,049
Distributions to Shareholders (Note 2):
Automated Shares[2]	(3,315,925)	(4,593,347)	(402,056)
Investment Shares	(163,892)	(294,121)	(251,549)
Wealth Shares	(11,408,553)	(16,521,331)	(11,017,774)
Service Shares	(2,245,494)	(4,911,521)	(3,649,842)
Cash II Shares	(163,588)	(342,651)	(282,274)
Cash Series Shares	(775,353)	(1,764,972)	(1,086,405)
Capital Shares	(2,366,580)	(6,313,056)	(3,853,316)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(20,439,385)	(34,740,999)	(20,543,216)
Share Transactions:
Proceeds from sale of shares	2,955,372,636	7,118,487,402	6,915,209,584
Net asset value of shares issued to shareholders in payment of distributions declared	18,292,718	30,137,251	16,431,149
Cost of shares redeemed	(2,863,416,987)	(6,316,638,348)	(5,783,946,758)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	110,248,367	831,986,305	1,147,693,975
Change in net assets	110,274,481	832,061,913	1,146,922,808
Net Assets:
Beginning of period	3,547,627,578	2,715,565,665	1,568,642,857
End of period	$3,657,902,059	$3,547,627,578	$2,715,565,665
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Effective September 28, 2017, Trust Shares were re-designated as Automated Shares.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
November 30, 2019 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and to state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interests of the Fund.
Effective September 28, 2017, Trust Shares were re-designated as Automated Shares.
Effective May 31, 2019, the Fund has changed its fiscal year end from July 31 to May 31.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Semi-Annual Shareholder Report

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $1,745,758 is disclosed in various locations in this Note 2 and Note 4. For the six months ended November 30, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$336,473	$—
Investment Shares	21,033	—
Wealth Shares	17,040	—
Service Shares	4,128	—
Cash II Shares	22,549	—
Cash Series Shares	148,032	(43,808)
Capital Shares	3,761	(2)
TOTAL	$553,016	$(43,810)
Semi-Annual Shareholder Report

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The distributions disclosed on the Statement of Changes in Net Assets for the year ended July 31, 2018 were from the following sources:
Net Investment Income
Automated Shares	$379,528
Investment Shares	232,819
Wealth Shares	10,707,835
Service Shares	3,482,255
Cash II Shares	253,539
Cash Series Shares	942,934
Capital Shares	3,766,152

Net Realized Gain
Automated Shares	$22,528
Investment Shares	18,730
Wealth Shares	309,939
Service Shares	167,587
Cash II Shares	28,735
Cash Series Shares	143,471
Capital Shares	87,164
Undistributed net investment income at July 31, 2018 was $3,826.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts.
Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended November 30, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$833,351
Investment Shares	51,636
Service Shares	514,523
Cash II Shares	61,733
Cash Series Shares	361,878
Capital Shares	187,953
TOTAL	$2,011,074
For the six months ended November 30, 2019, the Fund's Wealth Shares did not incur other service fees.
Semi-Annual Shareholder Report

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 11/30/2019		Period Ended 5/31/2019[1]		Year Ended 7/31/2018[2]
Automated Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	224,508	$224,508	913,704	$913,704	138,280	$138,280
Shares issued to shareholders in payment of distributions declared	3,310	3,310	4,593	4,593	402	402
Shares redeemed	(188,889)	(188,889)	(330,453)	(330,453)	(89,729)	(89,729)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	38,929	$38,929	587,844	$587,844	48,953	$48,953

	Six Months Ended 11/30/2019		Period Ended 5/31/2019[1]		Year Ended 7/31/2018
Investment Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	34,595	$34,595	68,097	$68,097	73,982	$73,982
Shares issued to shareholders in payment of distributions declared	152	152	294	294	252	252
Shares redeemed	(79,589)	(79,589)	(63,738)	(63,738)	(102,671)	(102,671)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	(44,842)	$(44,842)	4,653	$4,653	(28,437)	$(28,437)
Semi-Annual Shareholder Report

	Six Months Ended 11/30/2019		Period Ended 5/31/2019[1]		Year Ended 7/31/2018
Wealth Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	1,665,559	$1,665,559	3,373,483	$3,373,483	2,919,053	$2,919,053
Shares issued to shareholders in payment of distributions declared	9,802	9,802	12,656	12,656	7,466	7,466
Shares redeemed	(1,503,358)	(1,503,358)	(2,836,353)	(2,836,353)	(2,429,793)	(2,429,793)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	172,003	$172,003	549,786	$549,786	496,726	$496,726

	Six Months Ended 11/30/2019		Period Ended 5/31/2019[1]		Year Ended 7/31/2018
Service Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	465,946	$465,946	1,671,690	$1,671,690	1,474,353	$1,474,353
Shares issued to shareholders in payment of distributions declared	1,874	1,874	4,251	4,251	3,148	3,148
Shares redeemed	(434,229)	(434,229)	(1,714,469)	(1,714,469)	(1,397,930)	(1,397,930)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	33,591	$33,591	(38,528)	$(38,528)	79,571	$79,571

	Six Months Ended 11/30/2019		Period Ended 5/31/2019[1]		Year Ended 7/31/2018
Cash II Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	22,669	$22,669	38,549	$38,549	75,427	$75,427
Shares issued to shareholders in payment of distributions declared	160	160	341	341	273	273
Shares redeemed	(27,968)	(27,968)	(38,189)	(38,189)	(114,738)	(114,738)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(5,139)	$(5,139)	701	$701	(39,038)	$(39,038)
Semi-Annual Shareholder Report

	Six Months Ended 11/30/2019		Period Ended 5/31/2019[1]		Year Ended 7/31/2018
Cash Series Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	258,884	$258,884	575,555	$575,555	1,006,105	$1,006,105
Shares issued to shareholders in payment of distributions declared	770	770	1,745	1,745	1,072	1,072
Shares redeemed	(266,748)	(266,748)	(623,774)	(623,774)	(797,950)	(797,950)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(7,094)	$(7,094)	(46,474)	$(46,474)	209,227	$209,227

	Six Months Ended 11/30/2019		Period Ended 5/31/2019[1]		Year Ended 7/31/2018
Capital Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	283,211	$283,211	477,409	$477,409	1,228,010	$1,228,010
Shares issued to shareholders in payment of distributions declared	2,225	2,225	6,257	6,257	3,818	3,818
Shares redeemed	(362,636)	(362,636)	(709,662)	(709,662)	(851,136)	(851,136)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(77,200)	$(77,200)	(225,996)	$(225,996)	380,692	$380,692
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	110,248	$110,248	831,986	$831,986	1,147,694	$1,147,694
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Effective September 28, 2017, Trust Shares were re-designated as Automated Shares.
Semi-Annual Shareholder Report

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended November 30, 2019, the Adviser voluntarily waived $1,536,525 of its fee and voluntarily reimbursed $43,810 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2019, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Investment Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Investment Shares	0.25%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2019, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Investment Shares	$51,636	$(6,196)
Cash II Shares	86,457	—
Cash Series Shares	868,507	(159,227)
TOTAL	$1,006,600	$(165,423)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended November 30, 2019, FSC retained $178,196 fees paid by the Fund.
Other Service Fees
For the six months ended November 30, 2019, FSSC received $1,037 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.56%, 0.78%, 0.21%, 0.46%, 0.91%, 1.02% and 0.31% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended November 30, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $464,390,000 and $611,520,000, respectively.
Semi-Annual Shareholder Report

Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2019, there were no outstanding loans. During the six months ended November 30, 2019, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2019 to November 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2019	Ending Account Value 11/30/2019	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,005.00	$2.81
Investment Shares	$1,000	$1,003.90	$3.91
Wealth Shares	$1,000	$1,006.70	$1.05
Service Shares	$1,000	$1,005.50	$2.31
Cash II Shares	$1,000	$1,003.30	$4.51
Cash Series Shares	$1,000	$1,002.70	$5.11
Capital Shares	$1,000	$1,006.20	$1.55
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.20	$2.83
Investment Shares	$1,000	$1,021.10	$3.94
Wealth Shares	$1,000	$1,023.90	$1.06
Service Shares	$1,000	$1,022.70	$2.33
Cash II Shares	$1,000	$1,020.50	$4.55
Cash Series Shares	$1,000	$1,019.90	$5.15
Capital Shares	$1,000	$1,023.40	$1.57
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.56%
Investment Shares	0.78%
Wealth Shares	0.21%
Service Shares	0.46%
Cash II Shares	0.90%
Cash Series Shares	1.02%
Capital Shares	0.31%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2019
Federated Municipal Obligations Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
Semi-Annual Shareholder Report

adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
Semi-Annual Shareholder Report

regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Semi-Annual Shareholder Report

For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment
Semi-Annual Shareholder Report

program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Semi-Annual Shareholder Report

Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any
Semi-Annual Shareholder Report

applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Municipal Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919643
CUSIP 608919635
CUSIP 60934N658
CUSIP 60934N641
CUSIP 608919668
CUSIP 608919650
CUSIP 60934N633
Q450197 (1/20)
Federated is a registered trademark of Federated Investors, Inc.
2020 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
November 30, 2019
Share Class | Ticker	Wealth | MOFXX

Federated Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	69.1%
Municipal Notes	25.9%
Commercial Paper	6.0%
Other Assets and Liabilities—Net[2]	(1.0)%
TOTAL	100.0%
At November 30, 2019, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	69.1%
8 to 30 Days	3.3%
31 to 90 Days	10.3%
91 to 180 Days	7.4%
181 Days or more	10.9%
Other Assets and Liabilities—Net[2]	(1.0)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
November 30, 2019 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—101.0%
		Alabama—4.5%
$3,470,000		Alabama HFA MFH (Summit South Mall Apartments Ltd.), (2007 Series C) Weekly VRDNs, (FNMA LOC), 1.230%, 12/5/2019	$3,470,000
1,235,000		Autauga County, AL IDA (Marshall Prattville, LLC), (Series 2008) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.160%, 12/5/2019	1,235,000
50,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1997) Daily VRDNs, 1.280%, 12/2/2019	50,000,000
15,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1997) Weekly VRDNs, 1.270%, 12/4/2019	15,000,000
4,200,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1998) Daily VRDNs, 1.260%, 12/2/2019	4,200,000
12,665,000		Millport, AL IDA (Steel Dust Recycling, LLC), (Series 2007) Weekly VRDNs, (Comerica Bank LOC), 1.150%, 12/5/2019	12,665,000
10,000,000		Millport, AL IDA (Steel Dust Recycling, LLC), (Series 2011) Weekly VRDNs, (Comerica Bank LOC), 1.150%, 12/5/2019	10,000,000
9,900,000		Tuscaloosa County, AL IDA (Nucor Steel Tuscaloosa, Inc.), (1995 Series A) Weekly VRDNs, (GTD by Nucor Corp.), 1.250%, 12/4/2019	9,900,000
18,000,000		Walker County, AL Economic IDA (Alabama Power Co.), (Series 2007) Daily VRDNs, 1.280%, 12/2/2019	18,000,000
31,815,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2008) Daily VRDNs, 1.280%, 12/2/2019	31,815,000
7,085,000		Wilsonville, AL IDB (Alabama Power Co.), (Series 2008) Daily VRDNs, 1.280%, 12/2/2019	7,085,000
		TOTAL	163,370,000
		Arizona—0.3%
5,610,000		Maricopa County, AZ, IDA (Redman Homes, Inc.), (Series 1999) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.280%, 12/5/2019	5,610,000
6,750,000		Pinal County, AZ IDA (Milky Way Dairy LLC), (Series 2002) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.180%, 12/5/2019	6,750,000
		TOTAL	12,360,000
		Arkansas—0.1%
3,830,000		Lowell, AR IDRB (Arkansas Democrat-Gazette, Inc.), (Series 2006) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.210%, 12/4/2019	3,830,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—8.6%
$24,838,000		Agency Enhanced Affordable Housing Trust 2019-BAML006 Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by FHLMC), 1.300%, 12/5/2019	$24,838,000
4,910,000		California Enterprise Development Authority (J. Harris Industrial Water Treatment, Inc.), (Series 2015) Weekly VRDNs, (City National Bank LOC), 1.180%, 12/5/2019	4,910,000
23,745,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.220%, 12/5/2019	23,745,000
2,150,000		California Infrastructure & Economic Development Bank (Bonny Doon Winery, Inc.), (Series 2000A) Weekly VRDNs, (Comerica Bank LOC), 1.240%, 12/5/2019	2,150,000
2,000,000		California PCFA (C.A. and E.J. Vanderham Family Trust), (Series 2003) Weekly VRDNs, (CoBank, ACB LOC), 1.160%, 12/5/2019	2,000,000
695,000		California PCFA (Mill Valley Refuse Service, Inc.), (Series 2014) Weekly VRDNs, (Comerica Bank LOC), 1.160%, 12/4/2019	695,000
3,000,000		California PCFA (P & D Dairy and Poso Creek Family Dairy, LLC), (Series 2003) Weekly VRDNs, (Bank of the West, San Francisco, CA LOC), 1.160%, 12/5/2019	3,000,000
30,000,000		California PCFA (Sierra Pacific Industries), (Series 2014) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.160%, 12/4/2019	30,000,000
2,940,000		California PCFA (T & W Farms), (Series 2002) Weekly VRDNs, (Bank of America N.A. LOC), 1.160%, 12/5/2019	2,940,000
500,000		California State, RBC Muni Products, Inc., Trust Floater Certificates (Series G-1) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.100%, 12/5/2019	500,000
27,300,000		California Statewide Communities Development Authority MFH (ERP Operating LP), (Series 2013B) Weekly VRDNs, 1.340%, 12/4/2019	27,300,000
165,000,000		FHLMC, Tender Option Bond Trust Receipts (2019-BAML3001) Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by FHLMC), 1.200%, 12/5/2019	165,000,000
19,500,000		Nuveen California Dividend Advantage Municipal Fund, (NAC Series 2) Weekly VRDPs, (Citibank N.A., New York LIQ), 1.220%, 12/5/2019	19,500,000
5,500,000		Nuveen California Dividend Advantage Municipal Fund, (NAC Series 4) Weekly VRDPs, (Royal Bank of Canada LIQ), 1.220%, 12/5/2019	5,500,000
2,000,000		Nuveen California Dividend Advantage Municipal Fund, (NAC Series 7) Weekly VRDPs, (Royal Bank of Canada LIQ), 1.220%, 12/5/2019	2,000,000
		TOTAL	314,078,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Colorado—1.0%
$7,370,000		Cherry Creek, CO School District No. 5, Solar Eclipse (Series 2017-003) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 1/16/2020	$7,370,000
3,300,000		Colorado Agricultural Development Authority (Monte Vista Dairy, LLC), (Series 2006) Weekly VRDNs, (CoBank, ACB LOC), 1.160%, 12/5/2019	3,300,000
4,615,000		Colorado HFA (Acme Manufacturing Company, Inc.), (Series 2016A) Weekly VRDNs, (UMB Bank, N.A. LOC), 1.290%, 12/5/2019	4,615,000
1,545,000		Colorado HFA (Class I Bonds) (Xybix Systems, Inc.), (Series 2007) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.250%, 12/5/2019	1,545,000
1,630,000		Colorado HFA (Popiel Properties LLC), (Series 2004A) Weekly VRDNs, (UMB Bank, N.A. LOC), 1.340%, 12/5/2019	1,630,000
3,000,000		Denver, CO City & County Airport Authority, RBC Muni Products (Series G-114) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.350%, Optional Tender 12/2/2019	3,000,000
2,185,000		Denver, CO City & County Airport Authority, Tender Option Bond Trust Receipts (Series 2018-ZF0689) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.180%, 12/5/2019	2,185,000
1,835,000		Denver, CO City & County Airport Authority, Tender Option Bond Trust Receipts (Series 2018-ZF0691) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.180%, 12/5/2019	1,835,000
11,115,000		El Paso County, CO School District #20 Academy, Solar Eclipse (Series 2017-0006) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 1/23/2020	11,115,000
		TOTAL	36,595,000
		Connecticut—0.9%
2,335,000		Connecticut State HEFA (Central Connecticut Coast YMCA), (Series A) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 1.150%, 12/5/2019	2,335,000
5,000,000		Connecticut State HFA, Tender Option Bond Trust Receipts (2016-XF0492) Weekly VRDNs, (Bank of America N.A. LIQ), 1.190%, 12/5/2019	5,000,000
8,000,000		Connecticut State Special Transportation Fund, RBC Muni Products (Series G-110) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.280%, Optional Tender 4/1/2020	8,000,000
10,890,000		Connecticut State, Golden Blue (Series 2017-014) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.250%, 12/5/2019	10,890,000
5,400,000		East Haddam, CT BANs, 2.500%, 3/5/2020	5,412,477
		TOTAL	31,637,477
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Delaware—0.3%
$9,550,000		Delaware Transportation Authority, Solar Eclipse 3a-7 (Series 2019-0006) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 12/19/2019	$9,550,000
		District of Columbia—0.1%
4,750,000		District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2017-0015) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 1.130%, 12/5/2019	4,750,000
		Florida—9.8%
74,800,000		Broward County, FL (Florida Power & Light Co.), (Series 2015) Daily VRDNs, 1.280%, 12/2/2019	74,800,000
4,615,000		Broward County, FL (Florida Power & Light Co.), (Series 2018A) Daily VRDNs, 1.250%, 12/2/2019	4,615,000
4,000,000		Broward County, FL Port Facilities, RBC Muni Products (Series G-115) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.350%, Optional Tender 3/2/2020	4,000,000
71,435,000		Florida Development Finance Corp. (Virgin Trains USA Passenger Rail), Surface Transportation Facility Revenue Bonds (Series 2019B) TOBs, (GTD by United States Treasury), 1.900%, Optional Tender 3/17/2020	71,438,019
4,945,000		Florida State Board of Education (Florida State), Solar Eclipse (Series 2017-0049) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 12/12/2019	4,945,000
3,650,000		Florida State, Solar Eclipse (Series 2017-0054) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 12/19/2019	3,650,000
5,000,000		Greater Orlando, FL Aviation Authority, (RBC Muni Products Series G-25) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.350%, Optional Tender 4/1/2020	5,000,000
5,000,000		Hillsborough County, FL Solid Waste & Resource Recovery, RBC Muni Products (Series G-41) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.300%, Optional Tender 3/2/2020	5,000,000
12,800,000		Jacksonville, FL EDC (JEA, FL Electric System), (Series 2000 F-2), CP, (U.S. Bank, N.A. LIQ), 1.200%, Mandatory Tender 12/4/2019	12,800,000
16,000,000		Jacksonville, FL EDC (JEA, FL Electric System), (Series 2000-A), CP, (U.S. Bank, N.A. LIQ), 1.200%, Mandatory Tender 12/4/2019	16,000,000
10,000,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1994), CP, 1.420%, Mandatory Tender 1/15/2020	10,000,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$13,000,000		Jacksonville, FL PCR (Florida Power & Light Co.), Pollution Control Revenue Refunding Bonds (Series 1992), CP, 1.420%, Mandatory Tender 1/15/2020	$13,000,000
10,950,000		Lee County, FL IDA (Florida Power & Light Co.), (Series 2016A) Daily VRDNs, 1.280%, 12/2/2019	10,950,000
25,000,000		Liberty County, FL (Georgia-Pacific LLC), (Series 2004) Weekly VRDNs, 1.200%, 12/5/2019	25,000,000
14,400,000		Miami-Dade County, FL IDA (Florida Power & Light Co.), (Series 2003) Daily VRDNs, 1.250%, 12/2/2019	14,400,000
13,400,000		Miami-Dade County, FL Seaport, (Series A-1), CP, (Bank of America N.A. LOC), 1.300%, Mandatory Tender 3/10/2020	13,400,000
10,000,000		Miami-Dade County, FL Water & Sewer, Tender Option Bond Trust Receipts (2015-ZF0268) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 1.250%, 12/5/2019	10,000,000
14,090,000		South Miami, FL Health Facilities Authority (Baptist Health System of South Florida), Tender Option Bond Trust Certificates (Series 2018-XF2523) Weekly VRDNs, (Barclays Bank PLC LIQ), 1.200%, 12/5/2019	14,090,000
36,900,000		St. Lucie County, FL Solid Waste Disposal (Florida Power & Light Co.), (Series 2003) Daily VRDNs, 1.250%, 12/2/2019	36,900,000
10,000,000		Sunshine State Governmental Finance Commission, FL (Orlando, FL), Callable Tax-Exempt Notes (Series H), CP, (JPMorgan Chase Bank, N.A. LIQ), 1.350%, Mandatory Tender 1/8/2020	10,000,000
		TOTAL	359,988,019
		Georgia—2.2%
13,550,000		Appling County, GA Development Authority (Georgia Power Co.), (First Series 2011) Daily VRDNs, 1.270%, 12/2/2019	13,550,000
305,000		Atlanta, GA Airport Facilities Revenue (Atlanta, GA Airport General Revenue), Tender Option Bond Receipts (Series 2019-XF0815) Weekly VRDNs, (Bank of America N.A. LIQ), 1.180%, 12/5/2019	305,000
13,565,000		Burke County, GA Development Authority (Georgia Power Co.), (Third Series 2012) Daily VRDNs, 1.300%, 12/2/2019	13,565,000
15,420,000		Fulton County, GA, Solar Eclipse (Series 2017-0007) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 12/26/2019	15,420,000
2,900,000		Heard County, GA Development Authority (Georgia Power Co.), (First Series 2007) Daily VRDNs, 1.300%, 12/2/2019	2,900,000
27,585,000		Main Street Natural Gas, Inc., GA, (Series 2010 A2) TOBs, (Royal Bank of Canada LOC), 1.200%, Optional Tender 12/2/2019	27,585,000
8,150,000		Savannah, GA EDA (Home Depot, Inc.), (Series 1995A) Weekly VRDNs, 1.160%, 12/4/2019	8,150,000
		TOTAL	81,475,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Hawaii—0.2%
$7,310,000		Hawaii State Department of Budget & Finance (Queen's Health Systems), (2015 Series C) VRENs, 1.550%, 12/5/2019	$7,310,000
		Illinois—1.2%
6,790,000		Chicago, IL O'Hare International Airport, Tender Option Bond Trust Receipts (Series 2018-XG0219) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 1.180%, 12/5/2019	6,790,000
4,160,000		Chicago, IL O'Hare International Airport, Tender Option Bond Trust Receipts (Series 2018-XM0686) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.180%, 12/5/2019	4,160,000
1,000,000		Illinois Development Finance Authority IDB (Apogee Enterprises, Inc.), (Series 2001) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.220%, 12/5/2019	1,000,000
6,000,000		Illinois Development Finance Authority IDB (Toyal America, Inc.), (Series 1997) Weekly VRDNs, (MUFG Bank Ltd. LOC), 1.200%, 12/5/2019	6,000,000
6,075,000		Illinois Finance Authority (Saint Xavier University), (Series 2006) Weekly VRDNs, (Huntington National Bank LOC), 1.190%, 12/5/2019	6,075,000
4,800,000		Illinois Finance Authority—Solid Waste (Kuusakoski US LLC), (Series 2013) Weekly VRDNs, (Nordea Bank Abp LOC), 1.230%, 12/5/2019	4,800,000
4,530,000		Illinois Housing Development Authority, Florida House (2008 Series C) Weekly VRDNs, (FHLB of Chicago LIQ), 1.300%, 12/5/2019	4,530,000
9,397,000		Sales Tax Securitization Corp., IL, Tender Option Bond Trust Certificates (Series 2018-XM0714) Weekly VRDNs, (Build America Mutual Assurance INS)/(Morgan Stanley Bank, N.A. LIQ), 1.180%, 12/5/2019	9,397,000
235,000		Woodridge, DuPage, Will and Cook Counties, IL (Home Run Inn Frozen Foods Corp.), (Series 2005) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.300%, 12/5/2019	235,000
		TOTAL	42,987,000
		Indiana—0.9%
6,300,000		Bloomington, IN EDRB (SY Henderson Court Investors, LP), (Series 2008: Henderson Court Apartments) Weekly VRDNs, (FHLMC LOC), 1.230%, 12/5/2019	6,300,000
5,700,000		Indiana Development Finance Authority (Duke Energy Indiana, Inc.), (Series 2003A) Weekly VRDNs, 1.220%, 12/4/2019	5,700,000
1,000,000		Indiana Development Finance Authority (Duke Energy Indiana, Inc.), (Series 2003B) Weekly VRDNs, 1.160%, 12/4/2019	1,000,000
800,000		Indiana Development Finance Authority (South Central Community Mental Health Centers, Inc.), D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.270%, 12/5/2019	800,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Indiana—continued
$12,900,000		Indianapolis, IN MFH (Pedcor Investments-2006-LXXXVIII LP), (Series 2007A: Forest Ridge Apartments) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 1.170%, 12/5/2019	$12,900,000
5,000,000		Jasper County, IN EDA (T & M LP), (Series 2010A) Weekly VRDNs, (AgriBank FCB LOC), 1.160%, 12/5/2019	5,000,000
		TOTAL	31,700,000
		Iowa—0.3%
5,300,000		Iowa Finance Authority (Five Star Holdings LLC), (Series 2007) Weekly VRDNs, (AgriBank FCB LOC), 1.160%, 12/5/2019	5,300,000
4,715,000		Iowa Finance Authority (Roorda Dairy, LLC), (Series 2007) Weekly VRDNs, (AgriBank FCB LOC), 1.160%, 12/5/2019	4,715,000
		TOTAL	10,015,000
		Kentucky—1.2%
20,920,000		Campbell & Kenton Counties, KY Sanitation District No 1, Solar Eclipse (Series 2016-0006) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 1/16/2020	20,920,000
1,785,000		Georgetown, KY (Georgetown College), (Series 2006) Weekly VRDNs, (Fifth Third Bank, Ohio LOC), 1.210%, 12/6/2019	1,785,000
1,990,000		Kentucky Housing Corp. (Arbors of Madisonville Apartments LP), (Series 2007) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.250%, 12/5/2019	1,990,000
19,100,000		Louisville & Jefferson County, KY Regional Airport Authority (UPS Worldwide Forwarding, Inc. Project), (1999 Series B) Daily VRDNs, (GTD by United Parcel Service, Inc.), 1.280%, 12/2/2019	19,100,000
320,000		Somerset, KY Industrial Building (Wonderfuel LLC), (Series 2000) Weekly VRDNs, (Comerica Bank LOC), 1.540%, 12/5/2019	320,000
		TOTAL	44,115,000
		Louisiana—4.4%
15,600,000		Ascension Parish, LA (BASF Corp.), (Series 1995) Weekly VRDNs, 1.200%, 12/4/2019	15,600,000
7,000,000		Ascension Parish, LA (BASF Corp.), (Series 1997) Weekly VRDNs, 1.200%, 12/4/2019	7,000,000
14,000,000		Ascension Parish, LA (BASF Corp.), (Series 1998) Weekly VRDNs, 1.200%, 12/4/2019	14,000,000
9,400,000		Calcasieu Parish, LA, IDB (HydroServe Westlake, LLC), (Series 1998) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.210%, 12/4/2019	9,400,000
9,900,000		East Baton Rouge Parish, LA IDB (Georgia-Pacific LLC), Sold Waste Disposal Revenue Bonds (Series 2004) Weekly VRDNs, 1.190%, 12/4/2019	9,900,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Louisiana—continued
$4,630,000		Louisiana HFA (Emerald Point Apartments Partners, Ltd.), (Series 2007) Weekly VRDNs, (FNMA LOC), 1.230%, 12/5/2019	$4,630,000
1,200,000		Port of New Orleans, LA (New Orleans Steamboat Co.), (Series 2000) Weekly VRDNs, (FHLB of Dallas LOC), 1.270%, 12/5/2019	1,200,000
10,000,000		Shreveport, LA, Water & Sewer, Tender Option Bond Trust Certificates (Series 2019-ZF2818) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.180%, 12/5/2019	10,000,000
47,490,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (GTD by Nucor Corp.), 1.200%, 12/4/2019	47,490,000
40,175,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (GTD by Nucor Corp.), 1.220%, 12/4/2019	40,175,000
		TOTAL	159,395,000
		Maine—0.6%
22,260,000		Old Town, ME (Georgia-Pacific LLC), (Series 2004) Weekly VRDNs, 1.160%, 12/4/2019	22,260,000
		Maryland—0.3%
5,000,000		Baltimore, MD Wastewater Utility, (RBC Muni Products Series G-28) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.300%, Optional Tender 1/2/2020	5,000,000
4,950,000		Maryland State Transportation Authority, Solar Eclipse 2017-0041 TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 1/23/2020	4,950,000
		TOTAL	9,950,000
		Massachusetts—2.6%
46,540,000		Agency Enhanced Affordable Housing Trust 2019-BAML0010, BAML 3a-7 Non CE Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by FHLMC), 1.200%, 12/5/2019	46,540,000
3,000,000		Commonwealth of Massachusetts, Solar Eclipse 3a-7 (Series 2019-009) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 12/19/2019	3,000,000
1,000,000		Mansfield, MA BANs, 2.250%, 4/24/2020	1,000,961
10,000,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2004), CP, (GTD by Massachusetts Electric Co.), 1.350%, Mandatory Tender 12/6/2019	10,000,000
13,300,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2007), CP, (GTD by Massachusetts Electric Co.), 1.250%, Mandatory Tender 12/18/2019	13,300,000
11,155,000		Massachusetts IFA (New England Power Co.), (Series 1992B), CP, 1.200%, Mandatory Tender 12/11/2019	11,155,000
7,088,000		Massachusetts IFA (New England Power Co.), (Series 1992B), CP, 1.250%, Mandatory Tender 12/12/2019	7,088,000
3,695,000		Massachusetts IFA (New England Power Co.), (Series 1992B), CP, 1.300%, Mandatory Tender 12/6/2019	3,695,000
		TOTAL	95,778,961
Semi-Annual Shareholder Report
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Michigan—1.8%
$6,000,000		BlackRock MuniYield Michigan Quality Fund, Inc., (1,446 Series W-7) Weekly VRDPs, (Citibank N.A., New York LIQ), 1.240%, 12/2/2019	$6,000,000
5,800,000		Grand Rapids, MI IDR (Clipper Belt Lacer Co.), (Series 2007) Weekly VRDNs, (Bank of America N.A. LOC), 1.280%, 12/5/2019	5,800,000
5,700,000		Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs, (MUFG Bank Ltd. LIQ), 1.160%, 12/4/2019	5,700,000
40,575,000		Michigan State Housing Development Authority, (Series 2008A) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.300%, 12/2/2019	40,575,000
2,100,000		Michigan State Strategic Fund (Stegner East Investments LLC) Weekly VRDNs, (Comerica Bank LOC), 1.400%, 12/5/2019	2,100,000
1,800,000		Michigan State Strategic Fund (Universal Forest Products Eastern Division, Inc.), Series 2002 Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.320%, 12/5/2019	1,800,000
5,250,000		Michigan Strategic Fund (Greenville Venture Partners LLC), (Series 2018) Weekly VRDNs, (CoBank, ACB LOC), 1.160%, 12/2/2019	5,250,000
		TOTAL	67,225,000
		Minnesota—0.2%
1,000,000		Faribault, MN IDA (Apogee Enterprises, Inc.), (Series 2001) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.220%, 12/5/2019	1,000,000
560,000		St. Anthony, MN (Landings at Silver Lake Village), (Series 2007) Weekly VRDNs, (FHLB of Des Moines LOC), 1.240%, 12/6/2019	560,000
1,965,000		St. Louis Park, MN (Urban Park Apartments), (Series 2010A) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.230%, 12/6/2019	1,965,000
975,000		St. Louis Park, MN (Urban Park Apartments), (Series 2010B) Weekly VRDNs, (FHLB of Des Moines LOC), 1.330%, 12/6/2019	975,000
1,720,000		St. Paul, MN Port Authority (National Checking Co.), IDRB's (Series 1998A) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.220%, 12/5/2019	1,720,000
		TOTAL	6,220,000
		Missouri—0.1%
3,580,000		Kansas City, MO Water Revenue, Solar Eclipse (Series 2017-0016) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 1.130%, 12/5/2019	3,580,000
Semi-Annual Shareholder Report
10

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Multi-State—16.1%
$50,000,000		Agency Enhanced Affordable Housing Trust 2018-BAML0005, BAML 3a-7 Non CE Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by FHLMC), 1.200%, 12/5/2019	$50,000,000
64,120,000		Agency Enhanced Affordable Housing Trust 2019-BAML0008, BAML 3a-7 Non CE Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by FHLMC), 1.300%, 12/5/2019	64,120,000
13,690,000		Agency Enhanced Affordable Housing Trust 2019-BAML0009 Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by FHLMC), 1.200%, 12/5/2019	13,690,000
15,000,000		Blackrock MuniYield Investment Fund, (594 Series W-7 VRDP Shares) Weekly VRDPs, (Toronto Dominion Bank LIQ), 1.220%, 12/2/2019	15,000,000
52,000,000		BlackRock MuniYield Quality Fund III, Inc., (3,564 Series W-7 VRDP Shares) Weekly VRDPs, (Citibank N.A., New York LIQ), 1.240%, 12/2/2019	52,000,000
85,000,000		Invesco Municipal Opportunity Trust, PUTTERs 3a-7 (VMTP 5029) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.400%, 12/2/2019	85,000,000
62,000,000		Invesco Trust for Investment Grade Municipals, PUTTERs 3a-7 (VMTP 5028) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.400%, 12/2/2019	62,000,000
37,000,000		Nuveen Municipal Credit Income Fund, (Series 3) Weekly VRDPs, (TD Bank, N.A. LIQ), 1.220%, 12/2/2019	37,000,000
37,000,000		Nuveen Municipal Credit Opportunities Fund, (Series A) Weekly VRDPs, (Sumitomo Mitsui Banking Corp. LIQ), 1.250%, 12/2/2019	37,000,000
65,700,000		Nuveen Quality Municipal Income Fund, (Series 1) Weekly VRDPs, (Barclays Bank PLC LIQ), 1.240%, 12/2/2019	65,700,000
62,000,000		Nuveen Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Barclays Bank PLC LIQ), 1.240%, 12/2/2019	62,000,000
45,000,000		Nuveen Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Barclays Bank PLC LIQ), 1.240%, 12/2/2019	45,000,000
		TOTAL	588,510,000
		Nebraska—0.2%
7,500,000		Stanton County, NE (Nucor Corp.), (Series 1996) Weekly VRDNs, 1.250%, 12/4/2019	7,500,000
1,475,000		Stanton County, NE (Nucor Corp.), (Series 1998) Weekly VRDNs, 1.250%, 12/4/2019	1,475,000
		TOTAL	8,975,000
Semi-Annual Shareholder Report
11

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Nevada—0.3%
$3,645,000		Clark County, NV, Solar Eclipse (Series 2017-0025) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 12/19/2019	$3,645,000
1,635,000		Director of the State of Nevada Department of Business and Industry (575 Mill Street LLC), IDRBs (Series 1998A) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.400%, 12/5/2019	1,635,000
3,985,000		Nevada State Highway Revenue, Solar Eclipse (Series 2017-0018) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 12/5/2019	3,985,000
		TOTAL	9,265,000
		New Hampshire—3.4%
27,000,000		National Finance Authority, NH (Emerald Renewable Diesel LLC), (Series 2019) TOBs, (GTD by United States Treasury), 1.590%, Mandatory Tender 8/31/2020	27,081,000
3,300,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), CP, 1.250%, Mandatory Tender 12/18/2019	3,300,000
17,390,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), CP, 1.300%, Mandatory Tender 12/12/2019	17,390,000
16,260,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), CP, 1.350%, Mandatory Tender 12/6/2019	16,260,000
51,700,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), CP, 1.400%, Mandatory Tender 12/5/2019	51,700,000
10,000,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), CP, 1.520%, Mandatory Tender 12/18/2019	10,000,000
		TOTAL	125,731,000
		New Jersey—10.8%
6,683,145		Absecon, NJ BANs, 2.000%, 7/31/2020	6,704,532
2,500,000		Atlantic Highlands, NJ BANs, 3.000%, 3/5/2020	2,505,720
1,641,963		Bethlehem Township, NJ BANs, 2.750%, 5/21/2020	1,647,635
4,438,250		Bordentown (township), NJ, (2019 Series A) BANs, 2.000%, 10/2/2020	4,459,831
2,120,527		Bound Brook Borough, NJ BANs, 2.500%, 4/17/2020	2,127,426
9,750,000		Carlstadt, NJ BANs, 2.000%, 7/24/2020	9,780,912
8,680,000		Chester Township, NJ BANs, 2.000%, 10/9/2020	8,720,939
8,395,000		Clinton Township, NJ BANs, 2.500%, 3/19/2020	8,408,476
2,487,994		Demarest, NJ BANs, 2.250%, 6/26/2020	2,497,040
3,540,500		East Rutherford Borough, NJ BANs, 1.750%, 4/9/2020	3,542,361
Semi-Annual Shareholder Report
12

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$14,325,000		Florence Township, NJ, (Series 2019B) BANs, 2.000%, 1/20/2020	$14,334,639
20,940,000		Garden State Preservation Trust, NJ (New Jersey State), Tender Option Bond Trust Receipts (2016-ZF0416) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.300%, 12/5/2019	20,940,000
5,545,000		Guttenberg, NJ BANs, 1.750%, 10/23/2020	5,562,089
8,079,000		Highland Park, NJ BANs, 2.375%, 4/14/2020	8,095,823
6,552,232		Highlands, NJ, (Series 2019A) BANs, 1.750%, 10/2/2020	6,565,690
4,000,000		Hillsborough Township, NJ BANs, 2.750%, 3/27/2020	4,010,411
2,190,000		Hillsdale Borough, NJ BANs, 1.500%, 12/4/2020	2,194,292
7,628,135		Keansburg, NJ BANs, 2.000%, 2/7/2020	7,634,124
4,765,000		Keyport Borough, NJ BANs, 2.500%, 4/24/2020	4,778,308
7,432,725		Lacey Township, NJ BANs, 2.250%, 5/22/2020	7,453,461
2,000,000		Lambertville, NJ BANs, 2.375%, 4/16/2020	2,004,222
8,793,621		Little Falls Township, NJ BANs, 3.250%, 12/13/2019	8,796,306
4,011,096		Lopatcong, NJ BANs, 2.750%, 3/25/2020	4,021,105
4,183,169		Lumberton Township, NJ BANs, 2.500%, 5/5/2020	4,194,540
10,000,000		Lyndhurst Township, NJ BANs, 2.500%, 5/8/2020	10,027,705
2,999,875		Manalapan Township, NJ, (Series 2019A) BANs, 2.000%, 11/10/2020	3,019,375
7,620,040		Matawan Borough, NJ BANs, 2.000%, 6/4/2020	7,630,302
4,510,000		Mendham Twp., NJ BANs, 2.500%, 5/15/2020	4,525,260
2,618,000		Millstone Township, NJ BANs, 2.500%, 5/1/2020	2,625,138
2,300,000		Montvale, NJ BANs, 1.500%, 8/21/2020	2,302,605
4,350,000		Montville Township, NJ BANs, 2.000%, 10/1/2020	4,371,424
5,014,921		Mountainside, NJ BANs, 2.500%, 5/1/2020	5,027,779
2,552,500		Neptune Township, NJ BANs, 1.500%, 8/27/2020	2,554,539
7,400,000		New Jersey Economic Development Authority (Yeshiva of North Jersey), (Series 2018) Weekly VRDNs, (Valley National Bank LOC), 1.400%, 12/5/2019	7,400,000
3,400,000		New Jersey EDA (Baptist Home Society of New Jersey) Weekly VRDNs, (Valley National Bank LOC), 1.400%, 12/5/2019	3,400,000
385,000		New Jersey EDA (Geriatric Services Housing Corp., Inc.—(CNJJHA Assisted Living)), (Series 2001) Weekly VRDNs, (Valley National Bank LOC), 1.220%, 12/4/2019	385,000
Semi-Annual Shareholder Report
13

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$2,445,000		New Jersey EDA (Rose Hill Associates LLC), (Series 2000) Weekly VRDNs, (TD Bank, N.A. LOC), 1.200%, 12/6/2019	$2,445,000
1,405,000		New Jersey EDA (Temple Emanuel of the Pascack Valley), (Series 2001/2019) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.370%, 12/6/2019	1,405,000
3,915,000		New Jersey Health Care Facilities Financing Authority (Christian Health Care Center), (Series 1997) Weekly VRDNs, (Valley National Bank LOC), 1.170%, 12/4/2019	3,915,000
4,800,000		New Jersey Health Care Facilities Financing Authority (Christian Health Care Center), (Series A-2) Weekly VRDNs, (Valley National Bank LOC), 1.300%, 12/5/2019	4,800,000
2,150,000		Newton, NJ BANs, 2.000%, 7/23/2020	2,156,797
8,766,569		Oceanport, NJ BANs, 2.500%, 2/27/2020	8,785,241
15,758,695		Perth Amboy, NJ BANs, 4.000%, 1/9/2020	15,791,342
2,708,550		Pine Beach, NJ BANs, 1.750%, 10/30/2020	2,714,647
5,850,000		Ramsey, NJ BANs, 1.750%, 6/5/2020	5,859,761
4,373,000		Ramsey, NJ BANs, 2.125%, 6/5/2020	4,381,222
6,503,300		Ramsey, NJ BANs, 3.250%, 1/10/2020	6,510,618
6,454,400		Ringwood Borough, NJ BANs, 2.375%, 4/10/2020	6,467,442
6,000,000		Riverdale Borough, NJ BANs, 1.500%, 9/11/2020	6,009,204
1,563,000		Rochelle Park Township, NJ BANs, 2.000%, 11/13/2020	1,573,254
9,040,885		Rockaway Borough, NJ BANs, 1.500%, 9/11/2020	9,051,968
15,000,000		Saddle Brook Township, NJ BANs, 2.250%, 5/29/2020	15,042,756
6,396,440		Sea Bright, NJ BANs, 1.500%, 12/3/2020	6,406,482
4,433,415		Sea Girt, NJ BANs, 1.750%, 10/22/2020	4,447,039
4,984,075		South Plainfield, NJ BANs, 1.500%, 8/21/2020	4,989,735
6,507,398		South Plainfield, NJ BANs, 2.500%, 4/24/2020	6,525,106
2,206,590		Stillwater Township, NJ BANs, 1.750%, 9/18/2020	2,212,133
1,791,000		Tuckerton, NJ BANs, 1.750%, 10/30/2020	1,795,985
3,327,177		Union Beach, NJ BANs, 2.000%, 11/2/2020	3,347,111
3,748,500		Upper Freehold Township, NJ BANs, 2.500%, 3/27/2020	3,755,902
6,992,400		Vernon Township, NJ BANs, 2.500%, 3/20/2020	7,003,737
5,150,000		Vineland, NJ BANs, 3.000%, 11/12/2020	5,233,346
5,470,769		Wantage Township, NJ BANs, 1.750%, 10/29/2020	5,487,941
4,110,000		Washington Township (Morris County), NJ BANs, 1.500%, 8/27/2020	4,114,184
Semi-Annual Shareholder Report
14

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$3,857,000		Watchung Hills, NJ Regional School District BANs, 1.500%, 12/2/2020	$3,864,560
9,107,500		West Orange Township, NJ BANs, 1.500%, 8/7/2020	9,113,613
8,865,257		West Orange Township, NJ BANs, 2.250%, 5/15/2020	8,885,013
5,144,100		Westville, NJ BANs, 2.500%, 5/5/2020	5,158,083
4,070,000		Woodbury, NJ, (2019 Series A) BANs, 1.500%, 12/4/2020	4,076,797
3,300,000		Woolwich, NJ BANs, 2.750%, 6/5/2020	3,318,073
3,498,990		Wyckoff Township, NJ BANs, 1.650%, 7/21/2020	3,500,085
		TOTAL	394,393,186
		New York—6.9%
2,272,174		Alden Village, NY BANs, 1.500%, 9/10/2020	2,274,426
29,333,476		Auburn, NY BANs, 1.750%, 8/19/2020	29,405,920
2,810,000		Ballston Spa, NY CSD BANs, 2.000%, 9/18/2020	2,825,489
38,357,295		Binghamton, NY, (Series B) BANs, 3.500%, 4/17/2020	38,606,008
5,225,000		Brushton-Moira, NY CSD, (2019 Series B) BANs, 2.000%, 7/2/2020	5,246,211
3,787,152		Canajoharie, NY CSD BANs, 2.000%, 7/8/2020	3,796,098
6,132,896		Clyde-Savannah CSD, NY, (2019 Series B) BANs, 1.500%, 7/10/2020	6,138,774
30,660,000		Gloversville, NY City School District BANs, 1.750%, 10/16/2020	30,752,467
5,590,000		Hempstead (town), NY IDA MFH (Hempstead Village Housing Associates LP), (Series 2006) Weekly VRDNs, (FNMA LOC), 1.200%, 12/5/2019	5,590,000
9,700,000		Jericho, NY Union Free School District TANs, 1.750%, 6/19/2020	9,716,868
1,726,580		Johnsburg, NY CSD BANs, 2.000%, 7/10/2020	1,730,697
71,810,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Series 2019E) BANs, 4.000%, 9/1/2020	73,183,780
4,005,000		New Rochelle, NY IDA (180 Union Avenue Owner LP), (Series 2006: West End Phase I Facility) Weekly VRDNs, (Citibank N.A., New York LOC), 1.190%, 12/5/2019	4,005,000
14,880,000		New York State Energy Research & Development Authority (National Grid Generation LLC), (1997 Series A) Weekly VRDNs, (NatWest Markets PLC LOC), 1.200%, 12/4/2019	14,880,000
21,644,092		Sherrill, NY City School District BANs, 2.000%, 6/26/2020	21,716,765
3,620,000		Southern Cayuga, NY CSD, (2019 Series A) BANs, 2.000%, 6/19/2020	3,628,791
		TOTAL	253,497,294
Semi-Annual Shareholder Report
15

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		North Carolina—0.9%
$25,100,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000A) Weekly VRDNs, 1.250%, 12/4/2019	$25,100,000
1,200,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000B) Weekly VRDNs, 1.250%, 12/4/2019	1,200,000
3,500,000		North Carolina State, Solar Eclipse 3a-7 (Series 2019-008) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 12/26/2019	3,500,000
2,800,000		Union County, NC Enterprise Systems, Solar Eclipse (Series 2017-0051) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 1.130%, 12/5/2019	2,800,000
		TOTAL	32,600,000
		Ohio—1.3%
30,470,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.250%, 12/5/2019	30,470,000
8,600,000		Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), Golden Blue (Series 2017-006) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.250%, 12/5/2019	8,600,000
7,000,000		Toledo-Lucas County, OH Port Authority (Van Deurzen Dairy LLC), (Series 2006) Weekly VRDNs, (AgriBank FCB LOC), 1.160%, 12/5/2019	7,000,000
		TOTAL	46,070,000
		Oregon—0.8%
9,860,000		Oregon State Housing and Community Services Department, (2004 Series B) Weekly VRDNs, (Bank of America N.A. LIQ), 1.180%, 12/5/2019	9,860,000
10,000,000		Port of Morrow, OR (Threemile Canyon Farms LLC), (Series 2001A) Weekly VRDNs, (Cooperative Rabobank UA LOC), 1.160%, 12/5/2019	10,000,000
10,000,000		Port of Morrow, OR (Threemile Canyon Farms LLC), (Series 2001C) Weekly VRDNs, (Cooperative Rabobank UA LOC), 1.160%, 12/5/2019	10,000,000
		TOTAL	29,860,000
		Pennsylvania—0.8%
5,000,000		Berks County, PA Municipal Authority (Tower Health), Golden Blue (Series 2018-001) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.250%, 12/2/2019	5,000,000
6,320,000		Lehigh County, PA General Purpose Authority (St. Luke's University Health Network), Golden Blue 3a-7 (Series 2019-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.250%, 12/5/2019	6,320,000
16,000,000		Montgomery County, PA IDA (Lonza, Inc.), (Series 2000) Weekly VRDNs, (Landesbank Hessen-Thuringen LOC), 1.170%, 12/5/2019	16,000,000
Semi-Annual Shareholder Report
16

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—continued
$1,500,000		Pennsylvania State Turnpike Commission, RBC Muni Products (Series G-43) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.300%, Optional Tender 12/2/2019	$1,500,000
500,000		Philadelphia, PA Airport System, Tender Option Bond Trust Receipts (Series 2018-XG0159) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.180%, 12/5/2019	500,000
		TOTAL	29,320,000
		South Carolina—1.2%
10,500,000		Berkeley County, SC IDB (Nucor Corp.) Weekly VRDNs, 1.250%, 12/4/2019	10,500,000
10,100,000		Berkeley County, SC IDB (Nucor Corp.), (Series 1997) Weekly VRDNs, 1.250%, 12/4/2019	10,100,000
4,840,000		Berkeley County, SC School District, Solar Eclipse (Series 2017-0030) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 2/13/2020	4,840,000
6,000,000		Lexington County, SC School District No. 001, Solar Eclipse (Series 2017-0058) TOBs, (GTD by South Carolina School District Credit Enhancement Program)/(U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 1/30/2020	6,000,000
4,000,000		Lexington County, SC School District No. 001, Solar Eclipse 3a-7 (Series 2019-0013) TOBs, (GTD by South Carolina School District Credit Enhancement Program)/(U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 1/30/2020	4,000,000
6,560,000		Richland County, SC School District No. 002, Solar Eclipse 3a-7 (Series 2019-0010) TOBs, (GTD by South Carolina School District Credit Enhancement Program)/(U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 12/26/2019	6,560,000
730,000		South Carolina Jobs-EDA (ACI Industries LLC), (Series 2007) Weekly VRDNs, (Bank of America N.A. LOC), 1.270%, 12/5/2019	730,000
		TOTAL	42,730,000
		South Dakota—0.1%
3,000,000		South Dakota Value Added Finance Authority (Prairie Gold Dairy LLC), (Series 2004) Weekly VRDNs, (CoBank, ACB LOC), 1.160%, 12/5/2019	3,000,000
Semi-Annual Shareholder Report
17

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Tennessee—0.7%
$25,320,000		Memphis-Shelby County, TN Industrial Development Board—PCRB (Nucor Steel Memphis, Inc.), (Series 2007) Weekly VRDNs, (GTD by Nucor Corp.), 1.250%, 12/4/2019	$25,320,000
		Texas—10.7%
5,000,000		Alamo, TX CCD, RBC Muni Products (Series G-111) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.300%, Optional Tender 5/1/2020	5,000,000
22,600,000		Brazos River Harbor, TX Navigation District of Brazoria County (BASF Corp.), (Series 1996) Weekly VRDNs, 1.200%, 12/4/2019	22,600,000
15,800,000		Brazos River Harbor, TX Navigation District of Brazoria County (BASF Corp.), (Series 1997) Weekly VRDNs, 1.200%, 12/4/2019	15,800,000
4,225,000		Brazosport, TX ISD, Solar Eclipse 3a-7 (Series 2019-0007) TOBs, (GTD by Texas PSFG Program)/(U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 1/2/2020	4,225,000
30,000,000		Calhoun, TX Port Authority (BP PLC), (Series 1998) Weekly VRDNs, 1.200%, 12/4/2019	30,000,000
2,100,000		Dallam County, TX Industrial Development Corp. (Consolidated Dairy Management LLC), (Series 2007) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.160%, 12/5/2019	2,100,000
28,120,000		Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Golden Blue (Series 2019-010) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.250%, 12/2/2019	28,120,000
25,000		Harris County, TX HFDC (Methodist Hospital, Harris County, TX), (Subseries 2008A-2) Daily VRDNs, 1.180%, 12/2/2019	25,000
4,000,000		Jewett, TX Economic Development Corporation (Nucor Corp.), (Series 2003) Weekly VRDNs, 1.250%, 12/4/2019	4,000,000
9,300,000		Mansfield, TX IDC (Pier 1 Imports, Inc.), (Series 1986) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.170%, 12/4/2019	9,300,000
81,000,000	[2]	Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002A) Weekly VRDNs, 1.240%, 12/4/2019	81,000,000
12,500,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2003) Weekly VRDNs, 1.290%, 12/4/2019	12,500,000
13,200,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2005) Weekly VRDNs, 1.290%, 12/4/2019	13,200,000
42,000,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2006) Weekly VRDNs, 1.290%, 12/4/2019	42,000,000
35,000,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2007) Weekly VRDNs, 1.290%, 12/4/2019	35,000,000
55,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (Emerald Renewable Diesel LLC), (Series 2018) TOBs, (GTD by United States Treasury), 1.900%, Mandatory Tender 12/4/2019	55,001,344
7,000,000		San Antonio, TX, Solar Eclipse 3a-7 (Series 2019-0004) TOBs, (U.S. Bank, N.A. LIQ), 1.230%, Optional Tender 12/5/2019	7,000,000
Semi-Annual Shareholder Report
18

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$15,000,000		Texas State Department of Housing & Community Affairs (Onion Creek Housing Partners Ltd.), (Series 2007) Weekly VRDNs, (FNMA LOC), 1.230%, 12/5/2019	$15,000,000
190,000		Texas State, Veterans Bonds (Series 2016) Weekly VRDNs, (Landesbank Hessen-Thuringen LIQ), 1.110%, 12/4/2019	190,000
11,260,000		Texas State, Veterans' Housing Assistance Program, Fund II (Series 2005A) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 1.150%, 12/4/2019	11,260,000
		TOTAL	393,321,344
		Utah—2.9%
89,675,000		Riverton, UT Hospital Revenue Authority (IHC Health Services, Inc.), Stage Trust (Series 2012-33C) VRENs, (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 1.270%, 12/5/2019	89,675,000
16,000,000		Salt Lake County, UT Research Facility (Huntsman Cancer Foundation), BAML 3a-7 CE (Series 2019-BAML5015) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.280%, 12/5/2019	16,000,000
695,000		Salt Lake County, UT Training Facilities (Community Foundation For The Disabled, Inc.), (Series 2000) Weekly VRDNs, (Wells Fargo Trust Bank LOC), 1.270%, 12/5/2019	695,000
		TOTAL	106,370,000
		Virginia—1.4%
26,390,000		Agency Enhanced Affordable Housing Trust 2018-BAML0002, BAML 3a-7 (2018-BAML0002) Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by FHLMC), 1.200%, 12/5/2019	26,390,000
2,500,000		Arlington County, VA IDA (Westover Apartments, LP), (Series 2011A) Weekly VRDNs, (FHLMC LOC), 1.150%, 12/5/2019	2,500,000
3,100,000		Blackrock Virginia Municipal Bond Trust, (Series W-7) Weekly VRDPs, (Citibank N.A., New York LIQ), 1.240%, 12/5/2019	3,100,000
18,900,000		Suffolk, VA EDA (Sentara Health Systems Obligation Group), Eagles (Series 2017-0005) TOBs, (Citibank N.A., New York LIQ), 1.300%, Optional Tender 1/29/2020	18,900,000
		TOTAL	50,890,000
		Washington—0.4%
1,950,000		Kitsap County, WA IDC (Cara Land Co., LLC), (Series 2006) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.320%, 12/5/2019	1,950,000
8,780,000		Port of Seattle, WA Revenue, Tender Option Bond Trust Certificates (Series 2018-XF2630) Weekly VRDNs, (Credit Suisse AG LIQ), 1.200%, 12/5/2019	8,780,000
1,500,000		Port of Tacoma, WA, (Series 2019 A) Weekly VRDNs, (PNC Bank, N.A. LOC), 1.150%, 12/4/2019	1,500,000
Semi-Annual Shareholder Report
19

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Washington—continued
$1,890,000		Washington State EDFA (Mesa Dairy, LLC), (Series 2007E) Weekly VRDNs, (Bank of the West, San Francisco, CA LOC), 1.160%, 12/5/2019	$1,890,000
		TOTAL	14,120,000
		Wisconsin—0.1%
1,000,000		Wausau, WI IDA (Apogee Enterprises, Inc.), (Series 2002) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.220%, 12/5/2019	1,000,000
985,000		West Bend, WI IDA (Jackson Concrete, Inc.), (Series 2006) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.300%, 12/5/2019	985,000
3,350,000		Wisconsin State Public Finance Authority (Birchwood Properties LP), (Series 2016) Weekly VRDNs, (FHLB of Des Moines LOC), 1.320%, 12/2/2019	3,350,000
		TOTAL	5,335,000
		Wyoming—0.4%
15,200,000		Sweetwater County, WY Environmental Improvement (Pacificorp), (Series 1995) Daily VRDNs, 1.280%, 12/2/2019	15,200,000
		TOTAL INVESTMENT IN SECURITIES—101.0% (AT AMORTIZED COST)[3]	3,692,677,281
		OTHER ASSETS AND LIABILITIES - NET—(1.0)%[4]	(34,775,222)
		TOTAL NET ASSETS—100%	$3,657,902,059
Securities that are subject to the federal alternative minimum tax (AMT) represent 64.8% of the portfolio as calculated based upon total market value.
Semi-Annual Shareholder Report
20

1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2019, these restricted securities amounted to $81,000,000, which represented 2.2% of total net assets.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of November 30, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
Semi-Annual Shareholder Report
21

The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CCD	—Community College District
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDR	—Industrial Development Revenue
IDRB(s)	—Industrial Development Revenue Bond(s)
IFA	—Industrial Finance Authority
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LLC	—Limited Liability Corporation
LOC	—Letter of Credit
LP	—Limited Partnership
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRB(s)	—Pollution Control Revenue Bonds(s)
PSFG	—Permanent School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
22

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2019	Period Ended 5/31/2019[1]	Year Ended July 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007[2]	0.013[2]	0.011	0.001	0.001	0.000[3]	0.000[3]
Net realized gain	0.000[3]	0.000[3]	0.000[3]	0.001	0.000[3]	0.000[3]	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.007	0.013	0.011	0.002	0.001	0.000[3]	0.000[3]
Less Distributions:
Distributions from net investment income	(0.007)	(0.013)	(0.011)	(0.001)	(0.001)	(0.000)[3]	(0.000)[3]
Distributions from net realized gain	—	(0.000)[3]	(0.000)[3]	(0.001)	(0.000)[3]	(0.000)[3]	(0.000)[3]
TOTAL DISTRIBUTIONS	(0.007)	(0.013)	(0.011)	(0.002)	(0.001)	(0.000)[3]	(0.000)[3]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.67%	1.27%	1.12%	0.72%	0.17%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.21%[5]	0.21%[5]	0.21%	0.21%	0.17%[6]	0.14%	0.16%
Net investment income	1.34%[5]	1.52%[5]	1.10%	0.64%	0.11%	0.01%	0.01%
Expense waiver/reimbursement[7]	0.09%[5]	0.09%[5]	0.10%	0.11%	0.14%	0.16%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,885,409	$1,713,390	$1,163,568	$667,169	$1,003,993	$1,037,940	$1,242,908
Semi-Annual Shareholder Report
23

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.17% after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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24

Statement of Assets and Liabilities
November 30, 2019 (unaudited)
Assets:
Investment in securities, at amortized cost and fair value		$3,692,677,281
Cash		810,223
Income receivable		11,029,274
Receivable for shares sold		1,102,030
TOTAL ASSETS		3,705,618,808
Liabilities:
Payable for investments purchased	$43,623,131
Payable for shares redeemed	2,963,176
Income distribution payable	304,383
Payable for investment adviser fee (Note 4)	22,727
Payable for administrative fee (Note 4)	15,729
Payable for Directors'/Trustees' fees (Note 4)	2,889
Payable for distribution services fee (Note 4)	132,596
Payable for other service fees (Note 4)	323,646
Accrued expenses (Note 4)	328,472
TOTAL LIABILITIES		47,716,749
Net assets for 3,657,809,867 shares outstanding		$3,657,902,059
Net Assets Consist of:
Paid-in capital		$3,657,789,556
Total distributable earnings (loss)		112,503
TOTAL NET ASSETS		$3,657,902,059
Semi-Annual Shareholder Report
25

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$675,742,002 ÷ 675,724,979 shares outstanding, no par value, unlimited shares authorized	$1.00
Investment Shares:
$29,846 ÷ 29,845 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$1,885,408,982 ÷ 1,885,361,484 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$444,175,395 ÷ 444,164,166 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$45,367,732 ÷ 45,366,589 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$274,581,626 ÷ 274,574,706 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$332,596,476 ÷ 332,588,098 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
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26

Statement of Operations
Six Months Ended November 30, 2019 (unaudited)
Investment Income:
Interest			$27,566,512
Expenses:
Investment adviser fee (Note 4)		$3,537,811
Administrative fee (Note 4)		1,399,826
Custodian fees		55,516
Transfer agent fee (Note 2)		553,016
Directors'/Trustees' fees (Note 4)		9,615
Auditing fees		11,980
Legal fees		11,278
Portfolio accounting fees		136,793
Distribution services fee (Note 4)		1,006,600
Other service fees (Notes 2 and 4)		2,011,074
Share registration costs		105,516
Printing and postage		23,828
Miscellaneous (Note 4)		10,341
TOTAL EXPENSES		8,873,194
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(1,536,525)
Waiver/reimbursement of other operating expenses (Notes 2 and 4)	(209,233)
TOTAL WAIVERS AND REIMBURSEMENT		(1,745,758)
Net expenses			7,127,436
Net investment income			20,439,076
Net realized gain on investments			26,423
Change in net assets resulting from operations			$20,465,499
See Notes which are an integral part of the Financial Statements
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27

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 11/30/2019	Period Ended 5/31/2019[1]	Year Ended 7/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$20,439,076	$34,730,875	$19,765,062
Net realized gain	26,423	85,732	6,987
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	20,465,499	34,816,607	19,772,049
Distributions to Shareholders (Note 2):
Automated Shares[2]	(3,315,925)	(4,593,347)	(402,056)
Investment Shares	(163,892)	(294,121)	(251,549)
Wealth Shares	(11,408,553)	(16,521,331)	(11,017,774)
Service Shares	(2,245,494)	(4,911,521)	(3,649,842)
Cash II Shares	(163,588)	(342,651)	(282,274)
Cash Series Shares	(775,353)	(1,764,972)	(1,086,405)
Capital Shares	(2,366,580)	(6,313,056)	(3,853,316)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(20,439,385)	(34,740,999)	(20,543,216)
Share Transactions:
Proceeds from sale of shares	2,955,372,636	7,118,487,402	6,915,209,584
Net asset value of shares issued to shareholders in payment of distributions declared	18,292,718	30,137,251	16,431,149
Cost of shares redeemed	(2,863,416,987)	(6,316,638,348)	(5,783,946,758)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	110,248,367	831,986,305	1,147,693,975
Change in net assets	110,274,481	832,061,913	1,146,922,808
Net Assets:
Beginning of period	3,547,627,578	2,715,565,665	1,568,642,857
End of period	$3,657,902,059	$3,547,627,578	$2,715,565,665
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Effective September 28, 2017, Trust Shares were re-designated as Automated Shares.
See Notes which are an integral part of the Financial Statements
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28

Notes to Financial Statements
November 30, 2019 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Automated Shares, Investment Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares are presented separately. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and to state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interests of the Fund.
Effective September 28, 2017, Trust Shares were re-designated as Automated Shares.
Effective May 31, 2019, the Fund has changed its fiscal year end from July 31 to May 31.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing
Semi-Annual Shareholder Report
29

the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $1,745,758 is disclosed in various locations in this Note 2 and Note 4. For the six months ended November 30, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$336,473	$—
Investment Shares	21,033	—
Wealth Shares	17,040	—
Service Shares	4,128	—
Cash II Shares	22,549	—
Cash Series Shares	148,032	(43,808)
Capital Shares	3,761	(2)
TOTAL	$553,016	$(43,810)
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30

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The distributions disclosed on the Statement of Changes in Net Assets for the year ended July 31, 2018 were from the following sources:
Net Investment Income
Automated Shares	$379,528
Investment Shares	232,819
Wealth Shares	10,707,835
Service Shares	3,482,255
Cash II Shares	253,539
Cash Series Shares	942,934
Capital Shares	3,766,152

Net Realized Gain
Automated Shares	$22,528
Investment Shares	18,730
Wealth Shares	309,939
Service Shares	167,587
Cash II Shares	28,735
Cash Series Shares	143,471
Capital Shares	87,164
Undistributed net investment income at July 31, 2018 was $3,826.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts.
Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended November 30, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$833,351
Investment Shares	51,636
Service Shares	514,523
Cash II Shares	61,733
Cash Series Shares	361,878
Capital Shares	187,953
TOTAL	$2,011,074
For the six months ended November 30, 2019, the Fund's Wealth Shares did not incur other service fees.
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31

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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32

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 11/30/2019		Period Ended 5/31/2019[1]		Year Ended 7/31/2018[2]
Automated Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	224,508	$224,508	913,704	$913,704	138,280	$138,280
Shares issued to shareholders in payment of distributions declared	3,310	3,310	4,593	4,593	402	402
Shares redeemed	(188,889)	(188,889)	(330,453)	(330,453)	(89,729)	(89,729)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	38,929	$38,929	587,844	$587,844	48,953	$48,953

	Six Months Ended 11/30/2019		Period Ended 5/31/2019[1]		Year Ended 7/31/2018
Investment Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	34,595	$34,595	68,097	$68,097	73,982	$73,982
Shares issued to shareholders in payment of distributions declared	152	152	294	294	252	252
Shares redeemed	(79,589)	(79,589)	(63,738)	(63,738)	(102,671)	(102,671)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	(44,842)	$(44,842)	4,653	$4,653	(28,437)	$(28,437)
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	Six Months Ended 11/30/2019		Period Ended 5/31/2019[1]		Year Ended 7/31/2018
Wealth Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	1,665,559	$1,665,559	3,373,483	$3,373,483	2,919,053	$2,919,053
Shares issued to shareholders in payment of distributions declared	9,802	9,802	12,656	12,656	7,466	7,466
Shares redeemed	(1,503,358)	(1,503,358)	(2,836,353)	(2,836,353)	(2,429,793)	(2,429,793)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	172,003	$172,003	549,786	$549,786	496,726	$496,726

	Six Months Ended 11/30/2019		Period Ended 5/31/2019[1]		Year Ended 7/31/2018
Service Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	465,946	$465,946	1,671,690	$1,671,690	1,474,353	$1,474,353
Shares issued to shareholders in payment of distributions declared	1,874	1,874	4,251	4,251	3,148	3,148
Shares redeemed	(434,229)	(434,229)	(1,714,469)	(1,714,469)	(1,397,930)	(1,397,930)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	33,591	$33,591	(38,528)	$(38,528)	79,571	$79,571

	Six Months Ended 11/30/2019		Period Ended 5/31/2019[1]		Year Ended 7/31/2018
Cash II Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	22,669	$22,669	38,549	$38,549	75,427	$75,427
Shares issued to shareholders in payment of distributions declared	160	160	341	341	273	273
Shares redeemed	(27,968)	(27,968)	(38,189)	(38,189)	(114,738)	(114,738)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(5,139)	$(5,139)	701	$701	(39,038)	$(39,038)
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	Six Months Ended 11/30/2019		Period Ended 5/31/2019[1]		Year Ended 7/31/2018
Cash Series Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	258,884	$258,884	575,555	$575,555	1,006,105	$1,006,105
Shares issued to shareholders in payment of distributions declared	770	770	1,745	1,745	1,072	1,072
Shares redeemed	(266,748)	(266,748)	(623,774)	(623,774)	(797,950)	(797,950)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(7,094)	$(7,094)	(46,474)	$(46,474)	209,227	$209,227

	Six Months Ended 11/30/2019		Period Ended 5/31/2019[1]		Year Ended 7/31/2018
Capital Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	283,211	$283,211	477,409	$477,409	1,228,010	$1,228,010
Shares issued to shareholders in payment of distributions declared	2,225	2,225	6,257	6,257	3,818	3,818
Shares redeemed	(362,636)	(362,636)	(709,662)	(709,662)	(851,136)	(851,136)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(77,200)	$(77,200)	(225,996)	$(225,996)	380,692	$380,692
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	110,248	$110,248	831,986	$831,986	1,147,694	$1,147,694
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Effective September 28, 2017, Trust Shares were re-designated as Automated Shares.
Semi-Annual Shareholder Report
35

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended November 30, 2019, the Adviser voluntarily waived $1,536,525 of its fee and voluntarily reimbursed $43,810 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2019, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Investment Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Investment Shares	0.25%
Cash II Shares	0.35%
Cash Series Shares	0.60%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2019, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Investment Shares	$51,636	$(6,196)
Cash II Shares	86,457	—
Cash Series Shares	868,507	(159,227)
TOTAL	$1,006,600	$(165,423)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended November 30, 2019, FSC retained $178,196 fees paid by the Fund.
Other Service Fees
For the six months ended November 30, 2019, FSSC received $1,037 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.56%, 0.78%, 0.21%, 0.46%, 0.91%, 1.02% and 0.31% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended November 30, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $464,390,000 and $611,520,000, respectively.
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Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2019, there were no outstanding loans. During the six months ended November 30, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2019 to November 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2019	Ending Account Value 11/30/2019	Expenses Paid During Period[1]
Actual	$1,000	$1,006.70	$1.05
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.90	$1.06
1	Expenses are equal to the Fund's Wealth Shares annualized net expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2019
Federated Municipal Obligations Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
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adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
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regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
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For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment
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program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
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Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any
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applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Municipal Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N658
34427 (1/20)
Federated is a registered trademark of Federated Investors, Inc.
2020 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
November 30, 2019
Share Class | Ticker	Wealth | TBIXX	Advisor | TBVXX	Service | TBSXX

Federated Tax-Free Obligations Fund

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	69.5%
Municipal Notes	24.8%
Commercial Paper	6.6%
Other Assets and Liabilities—Net[2]	(0.9)%
TOTAL	100.0%
At November 30, 2019, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	65.4%
8-30 Days	3.9%
31-90 Days	14.8%
91-180 Days	5.6%
181 Days or more	11.2%
Other Assets and Liabilities—Net[2]	(0.9)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
November 30, 2019 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—100.9%
		Alabama—5.0%
$29,170,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-A) Daily VRDNs, 1.190%, 12/2/2019	$29,170,000
11,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-B) Daily VRDNs, 1.190%, 12/2/2019	11,000,000
40,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-D) Weekly VRDNs, 1.170%, 12/4/2019	40,000,000
40,550,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series C) Daily VRDNs, 1.190%, 12/2/2019	40,550,000
4,100,000		Eutaw, AL Industrial Development Board PCRB (Alabama Power Co.), (Series 1998) Daily VRDNs, 1.190%, 12/2/2019	4,100,000
11,680,000		Mobile, AL IDB (Alabama Power Co.), (First Series 2009: Barry Plant) Daily VRDNs, 1.190%, 12/2/2019	11,680,000
35,000,000		Mobile, AL IDB (Alabama Power Co.), PCRBs (Series 2007B) Weekly VRDNs, 1.170%, 12/4/2019	35,000,000
24,810,000		West Jefferson, AL IDB PCRB (Alabama Power Co.), (Series 1998) Weekly VRDNs, 1.200%, 12/4/2019	24,810,000
		TOTAL	196,310,000
		Arizona—0.9%
15,370,000		Maricopa County, AZ, IDA (CVIII—Capri on Camelback LLC), (Series 2019-BAML8004) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.180%, 12/5/2019	15,370,000
11,195,000		Mesa, AZ Utility System, Solar Eclipse (2017-0026) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 12/12/2019	11,195,000
3,660,000		Pima County, AZ IDA (Wasatch Pool Holdings IV, LLC), (Series 2001: Eastside Place Apartments) Weekly VRDNs, (FNMA LOC), 1.170%, 12/5/2019	3,660,000
5,000,000		Yavapai County, AZ IDA—Recovery Zone Facility (Skanon Investments, Inc.), (Series 2010: Drake Cement Project) Weekly VRDNs, (Citibank N.A., New York LOC), 1.150%, 12/5/2019	5,000,000
		TOTAL	35,225,000
		California—1.2%
46,000,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.220%, 12/5/2019	46,000,000
		Colorado—1.0%
5,185,000		Adams County, CO Five Star School District, RBC Muni Products (Series 2018 G-24) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.130%, 12/5/2019	5,185,000
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Colorado—continued
$9,885,000		Cherry Creek, CO School District No. 5, Solar Eclipse (Series 2017-003) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 1/16/2020	$9,885,000
6,345,000		Colorado State Health Facilities Authority Revenue (Adventist Health System/Sunbelt Obligated Group), (Series 2018-XF0667) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.130%, 12/5/2019	6,345,000
6,685,000		Denver, CO City and County Board of Water Commissioners, Solar Eclipse (Series 2017-0032) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 12/5/2019	6,685,000
10,935,000		University of Colorado (The Regents of), Solar Eclipse (Series 2017-0065) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 12/19/2019	10,935,000
		TOTAL	39,035,000
		Connecticut—0.9%
4,700,000		Bethany, CT BANs, 2.000%, 8/19/2020	4,722,688
2,040,000		Connecticut State Health & Educational Facilities (CIL Community Resources, Inc.), (Series A) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 1.130%, 12/5/2019	2,040,000
28,405,000		Connecticut State, Golden Blue (Series 2017-014) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.250%, 12/2/2019	28,405,000
		TOTAL	35,167,688
		District of Columbia—0.8%
20,900,000		District of Columbia HFA, BAML 3a7 (Series 2019-BAML8002) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.180%, 12/5/2019	20,900,000
4,975,000		District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2017-0015) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 1.130%, 12/5/2019	4,975,000
3,980,000		District of Columbia, Solar Eclipse (Series 2017-0035) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 1.130%, 12/5/2019	3,980,000
		TOTAL	29,855,000
		Florida—11.3%
12,000,000		Brevard County, FL School Board, Eagle 3a-7 (Series 2019-D001) Weekly VRDNs, (Citibank N.A., New York LIQ), 1.150%, 12/5/2019	12,000,000
6,455,000		Clearwater, FL Water and Sewer Authority, Solar Eclipse (Series 2017-0014) Daily VRDNs, (U.S. Bank, N.A. LIQ), 1.160%, 12/2/2019	6,455,000
41,905,000		Collier County, FL Health Facilities Authority (Cleveland Clinic), (Series 2003C-1), CP, 1.270%, Mandatory Tender 1/15/2020	41,905,000
5,000,000		Florida State Board of Education Public Education (Florida State), Solar Eclipse TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 1/2/2020	5,000,000
10,805,000		Florida State Turnpike Authority, Solar Eclipse (Series 2017-0002) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 1/30/2020	10,805,000
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$11,000,000		Florida State, Solar Eclipse TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 12/12/2019	$11,000,000
36,070,000		JEA, FL Electric System, (Series Three 2008A) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.130%, 12/4/2019	36,070,000
35,425,000		JEA, FL Electric System, (Series Three 2008B-2: Senior Revenue Bonds) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.130%, 12/4/2019	35,425,000
29,520,000		JEA, FL Electric System, (Series Three 2008B-3) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.130%, 12/4/2019	29,520,000
29,055,000		JEA, FL Electric System, (Series Three 2008C-2: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.130%, 12/5/2019	29,055,000
3,620,000		JEA, FL Water & Sewer System, (2008 Series A-2: Senior Revenue Bonds) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 1.080%, 12/4/2019	3,620,000
12,410,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.130%, 12/4/2019	12,410,000
35,960,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1994), CP, 1.420%, Mandatory Tender 1/15/2020	35,960,000
6,300,000		Martin County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 1.230%, 12/2/2019	6,300,000
17,995,000		Miami-Dade County, FL Water & Sewer, Tender Option Bond Trust Receipts (2015-ZF0268) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 1.250%, 12/5/2019	17,995,000
6,410,000		Miami-Dade County, FL, RBC (Series E-70) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.130%, 12/5/2019	6,410,000
1,750,000		Orange County, FL IDA (Central Florida Kidney Centers, Inc.), (Series 2000) Weekly VRDNs, (SunTrust Bank LOC), 1.130%, 12/4/2019	1,750,000
4,785,000		Orange County, FL, Health Facilities Authority (Lakeside Behavioral Healthcare, Inc.), (Series 2008) Weekly VRDNs, (SunTrust Bank LOC), 1.130%, 12/4/2019	4,785,000
20,000,000		Orlando & Orange County Expressway Authority, FL (Central Florida Expressway Authority), RBC Muni Trust (Series E-62) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.130%, 12/5/2019	20,000,000
17,480,000		Orlando, FL Contract Tourist Development (Orlando, FL), Tender Option Bond Trust Receipts (2015-XM0006) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.160%, 12/5/2019	17,480,000
4,900,000		Palm Beach County, FL Health Facilities Authority (Baptist Health System of South Florida), Tender Option Bond Trust Receipts (2019-XG0255) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.150%, 12/5/2019	4,900,000
16,500,000		Polk County, FL IDA (Baycare Health System), (Series 2014A-2) VRENs, 1.400%, 12/5/2019	16,500,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$3,000,000		Putnam County, FL Development Authority (Florida Power & Light Co.), (PCR: Series 1994) Daily VRDNs, 1.200%, 12/2/2019	$3,000,000
16,450,000		St. Lucie County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 1.200%, 12/2/2019	16,450,000
18,000,000		Sunshine State Governmental Finance Commission, FL (Orlando, FL), Callable Tax-Exempt Notes (Series H), CP, (JPMorgan Chase Bank, N.A. LIQ), 1.350%, Mandatory Tender 1/8/2020	18,000,000
31,500,000		Tallahassee, FL (Tallahassee Memorial HealthCare, Inc.), Tender Option Bond Trust (Series 2018-BAML7001) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.150%, 12/5/2019	31,500,000
7,000,000		Tampa-Hillsborough County, FL Expressway Authority, RBC Muni Products (Series G-113) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.300%, Optional Tender 1/2/2020	7,000,000
		TOTAL	441,295,000
		Georgia—3.9%
20,000,000		Brookhaven Development Authority, GA (Children's Healthcare of Atlanta, Inc.), (Series 2019D) Weekly VRDNs, (PNC Bank, N.A. LIQ), 1.140%, 12/5/2019	20,000,000
6,300,000		Brookhaven Development Authority, GA (Children's Healthcare of Atlanta, Inc.), Tender Option Bond Trust Receipts (Series 2019-XG0224) Weekly VRDNs, (Bank of America N.A. LIQ), 1.150%, 12/5/2019	6,300,000
3,000,000		Brookhaven Development Authority, GA (Children's Healthcare of Atlanta, Inc.), Tender Option Bond Trust Receipts (Series 2019-XM0751) Weekly VRDNs, (Bank of America N.A. LIQ), 1.150%, 12/5/2019	3,000,000
1,750,000		Fulton County, GA Development Authority (Children's Healthcare of Atlanta, Inc.), (Series 2008) Weekly VRDNs, (PNC Bank, N.A. LIQ), 1.070%, 12/4/2019	1,750,000
24,340,000		Fulton County, GA, Solar Eclipse (Series 2017-0007) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 12/26/2019	24,340,000
6,870,000		Georgia State HFA, Tender Option Bond Trust Receipts (Series 2018-ZF0653) Weekly VRDNs, (Bank of America N.A. LIQ), 1.140%, 12/5/2019	6,870,000
53,665,000		Main Street Natural Gas, Inc., GA, (Series 2010 A1) TOBs, (Royal Bank of Canada LOC), 1.200%, Optional Tender 12/2/2019	53,665,000
9,865,000		Main Street Natural Gas, Inc., GA, (Series 2010 A2) TOBs, (Royal Bank of Canada LOC), 1.200%, Optional Tender 12/2/2019	9,865,000
7,480,000		Metropolitan Atlanta Rapid Transit Authority, GA, Solar Eclipse (Series 2017-0047) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 2/13/2020	7,480,000
2,875,000		Monroe County, GA Development Authority Pollution Control (Oglethorpe Power Corp.), (Series 2009B) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.150%, 12/4/2019	2,875,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Georgia—continued
$270,000		Monroe County, GA Development Authority Pollution Control (Oglethorpe Power Corp.), (Series 2010A) Weekly VRDNs, (Bank of Montreal LOC), 1.130%, 12/4/2019	$270,000
5,550,000		Municipal Electric Authority of Georgia, (Series 1985A), CP, (Barclays Bank PLC LOC), 1.300%, Mandatory Tender 12/12/2019	5,550,000
4,500,000		Paulding County, GA Hospital Authority (Wellstar Health System, Inc.), (Series 2012B) Weekly VRDNs, (Bank of America N.A. LOC), 1.130%, 12/5/2019	4,500,000
2,000,000		Private Colleges & Universities Facilities of GA (Emory University), (Series 2005B-2) Weekly VRDNs, 1.080%, 12/5/2019	2,000,000
2,500,000		Private Colleges & Universities Facilities of GA (Emory University), (Series 2005C-4) Weekly VRDNs, 1.080%, 12/5/2019	2,500,000
		TOTAL	150,965,000
		Hawaii—0.4%
8,400,000		Hawaii State Department of Budget & Finance (Queen's Health Systems), (2015 Series B) VRENs, 1.550%, 12/5/2019	8,400,000
8,590,000		Hawaii State, Solar Eclipse (3a-7) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 1/16/2020	8,590,000
		TOTAL	16,990,000
		Illinois—2.9%
40,000,000		Chicago, IL Board of Education, (PUTTERs Series 5030) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 1.210%, 12/2/2019	40,000,000
600,000		Chicago, IL MFH Revenue (Churchview Manor Senior Apartments), (Series 2012) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 1.270%, 12/5/2019	600,000
7,590,000		Chicago, IL O'Hare International Airport, Tender Option Bond Trust Receipts (Series 2019-XF0736) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 1.130%, 12/5/2019	7,590,000
16,000,000		Chicago, IL Sales Tax, Tender Option Bond Trust Receipt (Series 2019-XF0779) Weekly VRDNs, (Build America Mutual Assurance INS)/(Toronto Dominion Bank LIQ), 1.180%, 12/5/2019	16,000,000
11,440,000		Illinois Finance Authority (Northwest Community Hospital), (Series 2008C) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.110%, 12/5/2019	11,440,000
7,500,000		Illinois State, (Series 2019-XM0785) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.220%, 12/5/2019	7,500,000
24,353,000		Sales Tax Securitization Corp., IL, Tender Option Bond Trust Certificates (Series 2018-XM0714) Weekly VRDNs, (Build America Mutual Assurance INS)/(Morgan Stanley Bank, N.A. LIQ), 1.180%, 12/5/2019	24,353,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Illinois—continued
$5,495,000		Southwestern Illinois Development Authority (Molinero, Inc.), (Series 2010) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 1.090%, 12/5/2019	$5,495,000
		TOTAL	112,978,000
		Indiana—0.3%
375,000		Indiana State Finance Authority (Trinity Healthcare Credit Group), (Series 2008D-1) Weekly VRDNs, 1.120%, 12/5/2019	375,000
4,035,000		Jasper County, IN EDA (T & M LP), (Series 2010B) Weekly VRDNs, (AgriBank FCB LOC), 1.160%, 12/5/2019	4,035,000
6,500,000		Jasper County, IN EDA (T & M LP), (Series 2010C) Weekly VRDNs, (AgriBank FCB LOC), 1.160%, 12/5/2019	6,500,000
		TOTAL	10,910,000
		Kansas—0.1%
5,000,000		Wyandotte County, KS USD 500, RBC Muni Products (Series 2018 G-23) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.130%, 12/5/2019	5,000,000
		Kentucky—0.4%
14,245,000		Georgetown, KY (Georgetown College), (Series 2006) Weekly VRDNs, (Fifth Third Bank, Ohio LOC), 1.210%, 12/6/2019	14,245,000
		Louisiana—2.1%
50,000,000		Ascension Parish, LA IDB (BASF Corp.), (Series 2009) Weekly VRDNs, (GTD by BASF SE), 1.150%, 12/4/2019	50,000,000
4,000,000		Louisiana Local Government Environmental Facilities CDA (Isidore Newman School), (Series 2002) Weekly VRDNs, (FHLB of Dallas LOC), 1.130%, 12/4/2019	4,000,000
1,025,000		Louisiana Local Government Environmental Facilities CDA (The Academy of the Sacred Heart of New Orleans), (Series 2004) Weekly VRDNs, (FHLB of Dallas LOC), 1.130%, 12/4/2019	1,025,000
12,450,000		Louisiana Public Facilities Authority (Touro Infirmary), (Series 2019-BAML7003) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.150%, 12/5/2019	12,450,000
4,335,000		Louisiana State, RBC Muni Products (Series 2018 G-22) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.130%, 12/5/2019	4,335,000
11,260,000		Shreveport, LA, Water & Sewer, Tender Option Bond Trust Certificates (Series 2019-ZF2818) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.180%, 12/5/2019	11,260,000
		TOTAL	83,070,000
		Maryland—1.3%
5,000,000		Baltimore, MD Wastewater Utility, (RBC Muni Products Series G-28) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.300%, Optional Tender 1/2/2020	5,000,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Maryland—continued
$1,070,000		Howard County, MD Revenue Bonds (Bluffs at Clarys Forest Apartments), (Series 1995) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.120%, 12/3/2019	$1,070,000
4,900,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985B) Weekly VRDNs, (TD Bank, N.A. LOC), 1.100%, 12/4/2019	4,900,000
4,950,000		Maryland State Transportation Authority, Solar Eclipse 2017-0041 TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 1/23/2020	4,950,000
28,000,000		Montgomery County, MD (Trinity Healthcare Credit Group), (Series 2013MD) TOBs, 1.430%, Mandatory Tender 3/2/2020	28,000,000
6,625,000		University System of Maryland, Solar Eclipse (Series 2017-0023) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 12/12/2019	6,625,000
		TOTAL	50,545,000
		Massachusetts—1.2%
3,235,000		Billerica, MA, Solar Eclipse (2017-0027) Daily VRDNs, (U.S. Bank, N.A. LIQ), 1.160%, 12/2/2019	3,235,000
1,600,000		Boston, MA Water & Sewer Commission, Tax-Exempt Commercial Paper Bond Anticipation Notes (Series A), CP, (State Street Bank and Trust Co. LOC), 1.290%, Mandatory Tender 12/3/2019	1,600,000
9,000,000		Commonwealth of Massachusetts, Clipper Tax-Exempt Certificates Trust (Series 2009-69) TOBs, (State Street Bank and Trust Co. LIQ), 1.280%, Optional Tender 4/2/2020	9,000,000
3,635,000		Commonwealth of Massachusetts, Solar Eclipse 3a-7 (Series 2019-009) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 12/19/2019	3,635,000
7,760,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, Clipper Tax-Exempt Certificates Trust (Series 2009-47) TOBs, (State Street Bank and Trust Co. LIQ), 1.250%, Optional Tender 2/6/2020	7,760,000
3,850,000		Massachusetts School Building Authority, Solar Eclipse (Series 2017-0013) Daily VRDNs, (U.S. Bank, N.A. LIQ), 1.160%, 12/2/2019	3,850,000
1,650,000		Massachusetts School Building Authority, Tender Option Bond Trust Certificates (2015-XF2203) Weekly VRDNs, (Citibank N.A., New York LIQ), 1.120%, 12/5/2019	1,650,000
1,550,000		Massachusetts School Building Authority, Tender Option Bond Trust Certificates (2016-XX1008) Weekly VRDNs, (Barclays Bank PLC LIQ), 1.130%, 12/5/2019	1,550,000
3,250,000		Massachusetts State Development Finance Agency (Partners Healthcare Systems), RBC Muni Products (Series 2019 E-130) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.130%, 12/5/2019	3,250,000
3,300,000		Massachusetts Water Resources Authority, Tender Option Bond Trust Certificates (2016-XX1002) Weekly VRDNs, (Barclays Bank PLC LIQ), 1.130%, 12/5/2019	3,300,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Massachusetts—continued
$7,240,000		Southwick, MA BANs, 2.500%, 12/18/2019	$7,242,624
		TOTAL	46,072,624
		Michigan—5.4%
60,295,000		Eastern Michigan University (Board of Regents of), Golden Blue (3a-7) 2018-009 Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC)/(Build America Mutual Assurance INS), 1.140%, 12/5/2019	60,295,000
5,000,000		Eastern Michigan University (Board of Regents of), Tender Option Bond Trust Certificates (Series 2018-ZF2620) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.150%, 12/5/2019	5,000,000
4,000,000		Jackson County, MI Public Schools, Tender Option Bond Trust Certificates (Series 2018-XF2650) Weekly VRDNs, (Citibank N.A., New York LIQ)/(Michigan School Bond Qualification and Loan Program COL), 1.220%, 12/5/2019	4,000,000
12,000,000		Kent Hospital Finance Authority, MI (Spectrum Health), (Series 2008B-3) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 1.100%, 12/4/2019	12,000,000
675,000		Lenawee County, MI EDC (Siena Heights University), (Series 2009) Weekly VRDNs, (FHLB of Chicago LOC), 1.100%, 12/5/2019	675,000
20,000,000		Michigan Finance Authority Local Government Loan Program, State Aid Revenue Notes (Series 2019 A-2) RANs, (JPMorgan Chase Bank, N.A. LOC), 2.000%, 8/20/2020	20,099,308
3,100,000		Michigan Job Development Authority (Andersons, Inc. (The)), (Series 1985) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.170%, 12/4/2019	3,100,000
11,670,000		Michigan State Finance Authority Revenue (McLaren Health Care Corp.), Tender Option Bond Trust Receipts (Series 2019-ZF0783) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.200%, 12/5/2019	11,670,000
2,670,000		Michigan State Finance Authority Revenue (McLaren Health Care Corp.), Tender Option Bond Trust Receipts (Series 2019-ZF0784) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.200%, 12/5/2019	2,670,000
3,335,000		Michigan State Finance Authority Revenue (McLaren Health Care Corp.), Tender Option Bond Trust Receipts (Series 2019-ZF0790) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.200%, 12/5/2019	3,335,000
22,000,000		Michigan State Finance Authority Revenue (Trinity Healthcare Credit Group), (Series 2013MI-1) TOBs, 1.160%, Mandatory Tender 3/2/2020	22,000,000
400,000		Michigan Strategic Fund (Kroger Co.), (Series 2010) Weekly VRDNs, (MUFG Bank Ltd. LOC), 1.140%, 12/5/2019	400,000
3,105,000		Michigan Strategic Fund (Washtenaw Christian Academy), (Series 2008) Weekly VRDNs, (Fifth Third Bank, Ohio LOC), 1.210%, 12/6/2019	3,105,000
1,260,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2002) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.200%, 12/5/2019	1,260,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Michigan—continued
$23,800,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2003) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.200%, 12/5/2019	$23,800,000
33,660,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2006) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.200%, 12/5/2019	33,660,000
4,000,000		Trenton, MI Public Schools, Tender Option Bond Trust Certificates (Series 2018-XF2651) Weekly VRDNs, (Citibank N.A., New York LIQ)/(GTD by Michigan School Bond Qualification and Loan Program), 1.220%, 12/5/2019	4,000,000
		TOTAL	211,069,308
		Minnesota—0.3%
9,855,000		St. Cloud, MN ISD No. 742, Solar Eclipse (Series 2017-0009) Daily VRDNs, (U.S. Bank, N.A. LIQ), 1.160%, 12/2/2019	9,855,000
2,642,000		St. Louis Park, MN (Parkshore Senior Campus, LLC), (Series 2004) Weekly VRDNs, (FHLMC LOC), 1.180%, 12/5/2019	2,642,000
		TOTAL	12,497,000
		Mississippi—0.2%
8,150,000		Perry County, MS (Georgia-Pacific LLC), (Series 2002) Weekly VRDNs, 1.250%, 12/5/2019	8,150,000
		Missouri—1.3%
4,950,000		Kansas City, MO Water Revenue, Solar Eclipse (Series 2017-0016) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 1.130%, 12/5/2019	4,950,000
4,000,000		Missouri State HEFA (BJC Health System, MO), Tender Option Bond Trust Receipts (Series 2018-XF0678) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.130%, 12/5/2019	4,000,000
40,000,000		Missouri State HEFA (Stowers Institute for Medical Research), RBC Muni Products (Series 2018 C-16) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.160%, 12/5/2019	40,000,000
		TOTAL	48,950,000
		Multi-State—12.2%
102,136,454		FHLMC, Tender Option Bond Trust Receipts (2019-BAML3002) Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by FHLMC), 1.180%, 12/5/2019	102,136,454
106,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 4) Weekly VRDPs, (Citibank N.A., New York LIQ), 1.160%, 12/2/2019	106,000,000
121,400,000		Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 2) Weekly VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 1.170%, 12/5/2019	121,400,000
47,100,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 3) Weekly VRDPs, (TD Bank, N.A. LIQ), 1.150%, 12/2/2019	47,100,000
Semi-Annual Shareholder Report
10

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Multi-State—continued
$98,900,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs, (Barclays Bank PLC LIQ), 1.170%, 12/2/2019	$98,900,000
		TOTAL	475,536,454
		Nevada—0.7%
5,000,000		Clark County, NV, Solar Eclipse (Series 2017-0025) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 12/19/2019	5,000,000
13,475,000		Las Vegas, NV Convention & Visitors Authority, Tender Option Bond Trust Receipts (Series 2018-XG0199) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.180%, 12/5/2019	13,475,000
7,965,000		Nevada State Highway Revenue, Solar Eclipse (Series 2017-0018) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 12/5/2019	7,965,000
		TOTAL	26,440,000
		New Jersey—5.1%
2,420,000		Alpha Borough, NJ BANs, 1.750%, 11/24/2020	2,428,188
13,097,500		Belmar, NJ BANs, 3.250%, 2/7/2020	13,125,707
4,879,800		Caldwell Borough, NJ BANs, 2.500%, 4/3/2020	4,891,156
6,847,000		Carteret, NJ BANs, 2.000%, 11/25/2020	6,890,828
9,161,839		Chatham Township, NJ BANs, 2.500%, 4/9/2020	9,187,417
4,144,470		Cherry Hill, NJ BANs, 2.250%, 6/3/2020	4,157,032
9,700,000		Cranford Township, NJ BANs, 2.250%, 5/15/2020	9,723,755
5,310,000		Cresskill Borough, NJ BANs, 1.750%, 10/15/2020	5,325,967
6,000,000		Essex County, NJ, Clipper Tax-Exempt Certificates Trust (Series 2009-49) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 1.140%, 12/5/2019	6,000,000
3,500,000		Fanwood, NJ BANs, 2.500%, 4/15/2020	3,508,933
5,823,500		Hasbrouck Heights, NJ BANs, 2.750%, 3/20/2020	5,838,089
2,367,000		Logan Township, NJ BANs, 1.750%, 10/21/2020	2,374,251
15,000,000		Lyndhurst Township, NJ BANs, 2.500%, 5/8/2020	15,041,558
8,395,000		Lyndhurst Township, NJ BANs, 3.000%, 2/7/2020	8,408,785
9,725,000		Middletown Township, NJ BANs, 2.500%, 3/12/2020	9,751,832
10,310,000		New Jersey Economic Development Authority, Tender Option Bond Trust Receipts (2019-XG0261) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.140%, 12/5/2019	10,310,000
16,925,000		New Jersey Economic Development Authority, Tender Option Bond Trust Receipts (Series 2019-XG0260) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.140%, 12/5/2019	16,925,000
3,886,000		Palmyra Borough, NJ, (2018 Series A) BANs, 3.250%, 12/17/2019	3,887,531
7,510,000		Paramus, NJ BANs, 1.500%, 10/16/2020	7,522,280
7,850,000		Pennsauken Township, NJ, Bans Series A BANs, 2.000%, 6/16/2020	7,866,693
2,500,000		Point Pleasant, NJ BANs, 1.750%, 10/16/2020	2,507,538
6,470,250		Red Bank, NJ BANs, 3.250%, 12/11/2019	6,471,896
Semi-Annual Shareholder Report
11

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$2,500,000		Ridgefield Park, NJ BANs, 2.500%, 4/9/2020	$2,506,097
13,107,900		South Orange ViIlage Township, NJ BANs, 2.250%, 7/9/2020	13,164,808
3,436,000		Sparta Township, NJ BANs, 2.000%, 10/2/2020	3,452,691
5,604,000		Tenafly, NJ BANs, 2.500%, 5/29/2020	5,627,041
5,314,000		Waldwick, NJ BANs, 2.000%, 7/24/2020	5,331,537
4,887,750		Wanaque Borough, NJ BANs, 2.750%, 3/27/2020	4,900,770
		TOTAL	197,127,380
		New York—14.9%
28,445,000		Amityville, NY Union Free School District BANs, 2.250%, 6/19/2020	28,570,440
1,800,000		Belleville Henderson, NY CSD BANs, 2.000%, 7/24/2020	1,805,710
8,260,000		Corning, NY City School District, (2019 Series B) BANs, 1.750%, 6/18/2020	8,276,467
3,279,294		Dundee, NY CSD, (2019 Series B) BANs, 2.000%, 6/26/2020	3,287,535
26,295,000		Geneva, NY City School District BANs, 2.000%, 6/26/2020	26,374,418
4,900,000		Geneva, NY City School District BANs, 2.000%, 7/17/2020	4,915,095
13,500,000		Horseheads, NY CSD BANs, 2.250%, 6/25/2020	13,560,548
6,200,000		Lyndonville, NY CSD BANs, 2.000%, 6/11/2020	6,212,525
8,335,000		MTA Transportation Revenue, Tender Option Bond Trust Receipts (2019-XM0771) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.160%, 12/5/2019	8,335,000
6,000,000		Manhasset, NY Union Free School District TANs, 1.750%, 6/25/2020	6,012,420
19,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Series 2005D-2) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 1.180%, 12/2/2019	19,000,000
85,650,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Series 2019E) BANs, 4.000%, 9/1/2020	87,305,716
8,985,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (2016-ZF0500) Weekly VRDNs, (Toronto Dominion Bank LIQ), 1.220%, 12/5/2019	8,985,000
10,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2018-XF0623) Weekly VRDNs, (Toronto Dominion Bank LIQ), 1.220%, 12/5/2019	10,000,000
5,000,000		Middletown, NY BANs, 2.000%, 8/27/2020	5,021,415
3,500,000		Mineola, NY Union Free School District TANs, 1.750%, 6/19/2020	3,506,451
14,340,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2015 Subseries BB-2) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 1.150%, 12/2/2019	14,340,000
3,725,000		New York City, NY Municipal Water Finance Authority, (Series 2013AA-2) Weekly VRDNs, (MUFG Bank Ltd. LIQ), 1.080%, 12/5/2019	3,725,000
Semi-Annual Shareholder Report
12

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$4,200,000		New York City, NY Municipal Water Finance Authority, (Series 2015BB-3) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 1.100%, 12/5/2019	$4,200,000
13,065,000		New York City, NY Municipal Water Finance Authority, (Series A-1) Daily VRDNs, (Mizuho Bank Ltd. LOC), 1.180%, 12/2/2019	13,065,000
2,200,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series DD-1) Daily VRDNs, (TD Bank, N.A. LIQ), 1.190%, 12/2/2019	2,200,000
46,790,000		New York City, NY Transitional Finance Authority, (Series 2015A-3) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 1.160%, 12/2/2019	46,790,000
4,375,000		New York City, NY Transitional Finance Authority, Fiscal 2003 (Series A-4) Daily VRDNs, (TD Bank, N.A. LIQ), 1.190%, 12/2/2019	4,375,000
18,600,000		New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Subseries C-2) Daily VRDNs, (GTD by Landesbank Hessen-Thuringen LIQ), 1.180%, 12/2/2019	18,600,000
11,225,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subseries G-6 Daily VRDNs, (Barclays Bank PLC LIQ), 1.180%, 12/2/2019	11,225,000
7,200,000		New York City, NY, (Fiscal 2006 Series I-3) Daily VRDNs, (Bank of America N.A. LOC), 1.200%, 12/2/2019	7,200,000
1,000,000		New York City, NY, (Fiscal 2006 Series I-4) Daily VRDNs, (TD Bank, N.A. LOC), 1.190%, 12/2/2019	1,000,000
16,230,000		New York City, NY, (Fiscal 2008 Subseries J-6) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 1.210%, 12/2/2019	16,230,000
270,000		New York City, NY, (Fiscal 2012 Series G-7) Daily VRDNs, (MUFG Bank Ltd. LOC), 1.200%, 12/2/2019	270,000
60,705,000		New York City, NY, (Fiscal 2017 Series A Subseries A-5) Daily VRDNs, (Landesbank Hessen-Thuringen LIQ), 1.210%, 12/2/2019	60,705,000
10,000,000		New York City, NY, (Subseries D-4) Daily VRDNs, (TD Bank, N.A. LOC), 1.190%, 12/2/2019	10,000,000
4,900,000		New York City, NY, RBC Muni Products (Series E-118) Daily VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.200%, 12/2/2019	4,900,000
5,000,000		New York City, NY, RBC Municipal Products (Series E-86) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.130%, 12/5/2019	5,000,000
14,255,000		New York State HFA (Midtown West B LLC), (Series 2009A: 505 West 37th Street Housing) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 1.180%, 12/2/2019	14,255,000
2,100,000		New York State HFA (Midtown West B LLC), (Series 2009B: 505 West 37th Street Housing) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 1.180%, 12/2/2019	2,100,000
3,250,000		Red Hook, NY CSD BANs, 1.750%, 6/25/2020	3,254,522
7,100,000		Rye, NY, (Series 2019A) BANs, 1.750%, 10/2/2020	7,121,607
15,185,000		Sayville Union Free School District, NY TANs, 2.000%, 6/25/2020	15,251,579
Semi-Annual Shareholder Report
13

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$12,480,000		Schoharie, NY CSD BANs, 2.000%, 6/26/2020	$12,522,005
2,627,200		Sidney, NY CSD BANs, 2.000%, 8/7/2020	2,636,747
14,555,000		Silver Creek, NY CSD BANs, 2.000%, 7/24/2020	14,608,601
2,562,188		South Colonie, NY CSD BANs, 2.000%, 8/14/2020	2,572,120
6,000,000		Springs, NY UFSD TANs, 2.000%, 6/25/2020	6,020,171
16,803,400		Troy, NY Enlarged CSD BANs, 2.000%, 6/11/2020	16,838,223
7,987,000		Tuckahoe, NY Union Free School District, (2019 Series B) BANs, 1.750%, 8/7/2020	8,006,858
5,000,000		Voorheesville, NY CSD BANs, 2.000%, 8/21/2020	5,026,689
5,225,000		Webutuck, NY CSD BANs, 1.500%, 6/25/2020	5,232,304
		TOTAL	580,440,166
		North Carolina—0.6%
4,805,000		Greensboro, NC Enterprise System, Solar Eclipse (Series 2017-0045) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 1.130%, 12/5/2019	4,805,000
5,555,000		Mecklenburg County, NC, Solar Eclipse (Series 2017-0052) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 12/12/2019	5,555,000
6,650,000		Mecklenburg County, NC, Solar Eclipse 3a-7 (Series 2019-0011) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 1/2/2020	6,650,000
4,000,000		North Carolina State, Solar Eclipse 3a-7 (Series 2019-008) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 12/26/2019	4,000,000
4,000,000		Union County, NC Enterprise Systems, Solar Eclipse (Series 2017-0051) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 1.130%, 12/5/2019	4,000,000
		TOTAL	25,010,000
		Ohio—3.6%
34,000,000		Allen County, OH (Mercy Health), (Series 2010C) Daily VRDNs, (BMO Harris Bank, N.A. LOC), 1.170%, 12/2/2019	34,000,000
4,250,000		Avon, OH Water System BANs, 3.000%, 1/30/2020	4,256,497
10,000,000		Cleveland, OH Water (Cleveland, OH Department of Public Utilities), RBC Municipal Products Floater Certificates (Series E-119) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.130%, 12/5/2019	10,000,000
33,700,000		Erie County, OH Hospital Facilities (Firelands Regional Medical Center), (2019-BAML5019) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.150%, 12/5/2019	33,700,000
4,000,000		Euclid, OH City School District, (RBC Muni Products G-39) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.130%, 12/5/2019	4,000,000
320,000		Franklin County, OH Hospital Facility Authority (U.S. Health Corp. of Columbus), Series A Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 1.120%, 12/5/2019	320,000
Semi-Annual Shareholder Report
14

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Ohio—continued
$23,640,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.250%, 12/5/2019	$23,640,000
4,560,000		Northeast OH Regional Sewer District, Solar Eclipse 3a-7 (Series 2019-0005) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 12/12/2019	4,560,000
15,410,000		Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), Golden Blue (Series 2017-006) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.250%, 12/5/2019	15,410,000
5,000,000		Ohio University, (RBC Muni Products Series G-27) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.300%, Optional Tender 12/2/2019	5,000,000
4,000,000		Perrysburg, OH BANs, 2.000%, 5/21/2020	4,005,555
1,000,000		Seven Hills City, OH BANs, 3.000%, 4/9/2020	1,004,045
1,400,000		Woodmere Village, OH BANs, (GTD by Ohio State), 2.000%, 10/1/2020	1,406,662
		TOTAL	141,302,759
		Oklahoma—0.4%
13,100,000		Oklahoma Development Finance Authority (INTEGRIS Obligated Group), (Series 2015 B) VRENs, 1.450%, 12/5/2019	13,100,000
3,410,000		Oklahoma Development Finance Authority (OU Medicine), Tender Option Bond Trust Receipts (Series 2018-XG0210) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.150%, 12/5/2019	3,410,000
		TOTAL	16,510,000
		Oregon—0.3%
12,050,000		Clackamas County, OR School District No. 7J (Lake Oswego), Solar Eclipse (2017-0053) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 12/26/2019	12,050,000
		Pennsylvania—4.1%
4,000,000		Allegheny County, PA HDA (Dialysis Clinic, Inc.), (Series 1997) Weekly VRDNs, (Fifth Third Bank, Ohio LOC), 1.210%, 12/5/2019	4,000,000
10,600,000		Allegheny County, PA HDA (UPMC Health System), (Series E-110) Daily VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.200%, 12/2/2019	10,600,000
2,300,000		Allegheny County, PA HDA (UPMC Health System), Tender Option Bond Trust Receipts (Series 2019-XM0758) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.200%, 12/5/2019	2,300,000
5,000,000		Allegheny County, PA Sanitation Authority, Tender Option Bond Trust Certificates (2016-XM0278) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.130%, 12/5/2019	5,000,000
3,500,000		Beaver County, PA IDA (Concordia Lutheran Obligated Group), (Series 2018A) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 1.100%, 12/5/2019	3,500,000
Semi-Annual Shareholder Report
15

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—continued
$4,490,000		Berks County, PA IDA (Tower Health), Tender Option Bond Trust Certificates (Series 2018-XL0061) Weekly VRDNs, (GTD by Citibank N.A., New York)/(Citibank N.A., New York LIQ), 1.160%, 12/5/2019	$4,490,000
10,000,000		Berks County, PA Municipal Authority (Tower Health), Golden Blue (Series 2018-001) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.250%, 12/2/2019	10,000,000
10,000,000		Butler County, PA General Authority (Hampton Township School District, PA), (Series 2007) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.080%, 12/2/2019	10,000,000
1,370,000		Butler County, PA Hospital Authority (Concordia Lutheran Obligated Group), (Series A of 2012) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 1.100%, 12/5/2019	1,370,000
2,555,000		Chester County, PA HEFA (Tel Hai Obligated Group Project), (Series of 2009) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.150%, 12/2/2019	2,555,000
1,600,000		Haverford Twp., PA School District, (Series 2009) Weekly VRDNs, (TD Bank, N.A. LOC), 1.100%, 12/5/2019	1,600,000
1,300,000		Lancaster County, PA Hospital Authority (Masonic Villages), (Series D of 2008) Daily VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.130%, 12/2/2019	1,300,000
1,740,000		Lancaster, PA IDA (Willow Valley Retirement Communities), (Series A of 2009) Weekly VRDNs, (PNC Bank, N.A. LOC), 1.080%, 12/5/2019	1,740,000
24,500,000		Lehigh County, PA General Purpose Authority (Lehigh Valley Health Network), (Series B of 2019) Weekly VRDNs, (Bank of America N.A. LOC), 1.090%, 12/5/2019	24,500,000
7,875,000		Lehigh County, PA General Purpose Authority (St. Luke's University Health Network), Golden Blue 3a-7 (Series 2019-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.250%, 12/5/2019	7,875,000
2,500,000		Lehigh Valley Health Network, (Series 2019-ZF0833) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.140%, 12/5/2019	2,500,000
1,500,000		Pennsylvania State Turnpike Commission, (Series 2017-ZM0535) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Citibank N.A., New York LIQ), 1.250%, 12/5/2019	1,500,000
2,600,000		Pennsylvania State University, (Series B of 2009) TOBs, 1.580%, Mandatory Tender 6/1/2020	2,600,000
3,325,000		Philadelphia, PA Gas Works, (8th Series D) Weekly VRDNs, (Royal Bank of Canada LOC), 1.090%, 12/5/2019	3,325,000
300,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), (Series 2002-A) Daily VRDNs, (Wells Fargo Bank, N.A. LIQ), 1.150%, 12/2/2019	300,000
5,585,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), (Series 2002-B) Daily VRDNs, (Wells Fargo Bank, N.A. LIQ), 1.150%, 12/2/2019	5,585,000
Semi-Annual Shareholder Report
16

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—continued
$2,000,000		Philadelphia, PA Water & Wastewater System, (Series 2018-XF0719) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.130%, 12/5/2019	$2,000,000
29,425,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.110%, 12/5/2019	29,425,000
7,000,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), (Series 2019C) Weekly VRDNs, (Bank of America N.A. LIQ), 1.110%, 12/2/2019	7,000,000
10,500,000		State Public School Building Authority, PA (Philadelphia, PA School District), Tender Option Bond Trust Certificates (2016-XG0085) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 1.220%, 12/5/2019	10,500,000
1,915,000		Washington County, PA Hospital Authority (Washington Hospital, PA), (Series 2007B) Weekly VRDNs, (PNC Bank, N.A. LOC), 1.080%, 12/5/2019	1,915,000
		TOTAL	157,480,000
		South Carolina—0.9%
4,490,000		Charleston County, SC, Solar Eclipse 3a-7 (Series 2019-007) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 1/30/2020	4,490,000
6,000,000		Lexington County, SC School District No. 001, Solar Eclipse 3a-7 (Series 2019-0013) TOBs, (GTD by South Carolina School District Credit Enhancement Program)/(U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 1/30/2020	6,000,000
3,880,000		South Carolina Jobs-EDA (Brashier Charter, LLC), (Series 2008) Weekly VRDNs, (SunTrust Bank LOC), 1.130%, 12/4/2019	3,880,000
15,000,000		South Carolina Jobs-EDA (Palmetto Health Alliance), (Series 2019-BAML5004) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.150%, 12/5/2019	15,000,000
5,000,000		South Carolina Transportation Infrastructure Bank, Tender Option Bond Trust Receipts (Series G-109) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.300%, Optional Tender 4/1/2020	5,000,000
		TOTAL	34,370,000
		Tennessee—1.1%
8,700,000		Greenville, TN Health and Educational Facilities Board (Ballad Health), Tender Option Bond Trust Receipts (Series 2018-XG0194) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.140%, 12/5/2019	8,700,000
5,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA (Meharry Medical College), (Series 2009) Weekly VRDNs, (Fifth Third Bank, Ohio LOC), 1.210%, 12/6/2019	5,000,000
3,990,000		Sevier County, TN Public Building Authority (Sevier County, TN), Local Government Public Improvement Bonds (Series VII-B-1) Weekly VRDNs, (Bank of America N.A. LOC), 1.110%, 12/4/2019	3,990,000
Semi-Annual Shareholder Report
17

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Tennessee—continued
$24,870,000		Sullivan County, TN Health Educational & Housing Facilities Board (Wellmont Health System), (Series 2019-BAML5001) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.150%, 12/5/2019	$24,870,000
		TOTAL	42,560,000
		Texas—8.4%
8,545,000		Austin, TX Electric Utility System, Solar Eclipse (Series 2017-0008) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 2/13/2020	8,545,000
700,000		Bexar County, TX Housing Finance Corp. (Summit Hills Apartments), (Series 2005A) Weekly VRDNs, (FHLMC LOC), 1.190%, 12/5/2019	700,000
5,000,000		Brazosport, TX ISD, Solar Eclipse 3a-7 (Series 2019-0007) TOBs, (GTD by Texas PSFG Program)/(U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 1/2/2020	5,000,000
3,745,000		Denton, TX ISD, (Series 2018-XF0648) Weekly VRDNs, (GTD by Texas PSFG Program)/(Toronto Dominion Bank LIQ), 1.130%, 12/5/2019	3,745,000
27,125,000		Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Golden Blue (Series 2019-010) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.250%, 12/2/2019	27,125,000
40,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Subseries 2009C-1), CP, 1.170%, Mandatory Tender 5/5/2020	40,000,000
20,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Subseries 2009C-1), CP, 1.470%, Mandatory Tender 12/4/2019	20,000,000
4,500,000		Harris County, TX HFDC (Methodist Hospital, Harris County, TX), (Subseries 2008A-1) Daily VRDNs, 1.180%, 12/2/2019	4,500,000
40,145,000		Harris County, TX HFDC (Methodist Hospital, Harris County, TX), (Subseries 2008A-2) Daily VRDNs, 1.180%, 12/2/2019	40,145,000
17,920,000		Harris County, TX Toll Road Authority, (Series E-1), CP, (Landesbank Hessen-Thuringen LOC), 1.220%, Mandatory Tender 2/6/2020	17,920,000
10,350,000		Harris County, TX Toll Road Authority, (Series E-2), CP, (Barclays Bank PLC LOC), 1.220%, Mandatory Tender 2/6/2020	10,350,000
23,770,000		Harris County, TX Toll Road Authority, (Series E-2), CP, (Barclays Bank PLC LOC), 1.410%, Mandatory Tender 12/11/2019	23,770,000
4,585,000		Hays, TX Consolidated ISD, Solar Eclipse (Series 2017-0050) TOBs, (GTD by Texas PSFG Program)/(U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 1/9/2020	4,585,000
3,500,000		Houston, TX, RBC Muni Products (Series 2018 G-21) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.130%, 12/5/2019	3,500,000
400,000		Pasadena, TX ISD, (Series 2005-B) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.120%, 12/5/2019	400,000
7,500,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002B) Weekly VRDNs, 1.140%, 12/4/2019	7,500,000
Semi-Annual Shareholder Report
18

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals USA, Inc.), (Series 2010) Weekly VRDNs, (GTD by Total S.A.), 1.150%, 12/4/2019	$25,000,000
21,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals USA, Inc.), Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs, (GTD by Total S.A.), 1.150%, 12/4/2019	21,000,000
10,000,000		San Antonio, TX Electric & Gas System, (2012 Series A), CP, 1.350%, Mandatory Tender 2/5/2020	10,000,000
8,125,000		San Antonio, TX, Solar Eclipse 3a-7 (Series 2019-0004) TOBs, (U.S. Bank, N.A. LIQ), 1.230%, Optional Tender 12/5/2019	8,125,000
4,000,000		South Texas CCD, (RBC Muni Products G-35) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.130%, 12/5/2019	4,000,000
10,000,000		Texas State, (Series 2019) TRANs, 4.000%, 8/27/2020	10,196,617
26,010,000		Texas State, Veterans Bonds (Series 2016) Weekly VRDNs, (Landesbank Hessen-Thuringen LIQ), 1.110%, 12/4/2019	26,010,000
5,000,000		Texas State, Veterans Bonds (Series 2017) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 1.150%, 12/4/2019	5,000,000
		TOTAL	327,116,617
		Utah—3.6%
12,770,000		Murray City, Utah Hospital Revenue (IHC Health Services, Inc.), (Series 2005A) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.140%, 12/2/2019	12,770,000
110,320,000		Riverton, UT Hospital Revenue Authority (IHC Health Services, Inc.), Stage Trust (Series 2012-33C) VRENs, (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 1.270%, 12/5/2019	110,320,000
16,015,000		Salt Lake County, UT Research Facility (Huntsman Cancer Foundation), BAML 3a-7 CE (Series 2019-BAML5015) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.280%, 12/5/2019	16,015,000
		TOTAL	139,105,000
		Virginia—1.8%
2,000,000		Fairfax County, VA IDA (Inova Health System), (Series 2018C) Weekly VRDNs, 1.090%, 12/5/2019	2,000,000
1,865,000		Hampton Roads, VA Transportation Accountability Commission, (Series 2018-ZF2619) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 1.130%, 12/5/2019	1,865,000
1,500,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003C) Weekly VRDNs, 1.080%, 12/4/2019	1,500,000
6,695,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003E) Weekly VRDNs, 1.150%, 12/4/2019	6,695,000
500,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003F) Weekly VRDNs, 1.150%, 12/4/2019	500,000
10,940,000		Newport News, VA IDA (CNU Warwick LLC), (Series 2004) Weekly VRDNs, (Bank of America N.A. LOC), 1.100%, 12/5/2019	10,940,000
Semi-Annual Shareholder Report
19

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Virginia—continued
$41,455,000		Suffolk, VA EDA (Sentara Health Systems Obligation Group), Eagles (Series 2017-0005) TOBs, (Citibank N.A., New York LIQ), 1.300%, Optional Tender 1/29/2020	$41,455,000
3,300,000		University of Virginia (The Rectors and Visitors of), Solar Eclipse (Series 2017-0017) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 1.130%, 12/5/2019	3,300,000
1,300,000		Virginia Small Business Financing Authority (Sentara Health Systems Obligation Group), Tender Option Bond Trust Receipts (2016-ZF0360) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.130%, 12/5/2019	1,300,000
		TOTAL	69,555,000
		Washington—0.1%
4,000,000		Seattle, WA, Solar Eclipse 2017-0039 TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 1/9/2020	4,000,000
		West Virginia—0.0%
1,475,000		Morgantown, WV Combined Utility System (Morgantown Utility Board, Inc.), Tender Option Bond Trust Receipts (Series 2018-ZF0672) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.150%, 12/5/2019	1,475,000
		Wisconsin—2.2%
5,000,000		Milwaukee County, WI Metropolitan Sewer District, Solar Eclipse 2017-0036 TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 12/12/2019	5,000,000
2,375,000		Wisconsin State HEFA (Wisconsin Lutheran Child & Family Services, Inc.), (Series 2008) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 1.200%, 12/5/2019	2,375,000
14,705,000		Wisconsin State, (Series 13-A), CP, 1.300%, Mandatory Tender 12/3/2019	14,705,000
17,600,000		Wisconsin State, (Series 16-A), CP, 1.300%, Mandatory Tender 12/3/2019	17,600,000
45,900,000		Wisconsin State, Clippers (Series 2009-36) TOBs, (State Street Bank and Trust Co. LIQ), 1.280%, Optional Tender 3/26/2020	45,900,000
		TOTAL	85,580,000
		TOTAL INVESTMENT IN SECURITIES—100.9% (AT AMORTIZED COST)[2]	3,929,987,996
		OTHER ASSETS AND LIABILITIES - NET—(0.9)%[3]	(36,242,231)
		TOTAL NET ASSETS—100%	$3,893,745,765
Semi-Annual Shareholder Report
20

At November 30, 2019, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets, as of November 30, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
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21

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
COL	—Collateralized
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LP	—Limited Partnership
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue
PCRB(s)	—Pollution Control Revenue Bond(s)
PSFG	—Permanent School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
UFSD	—Union Free School District
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
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22

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2019	Period Ended 5/31/2019[1]	Year Ended July 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.012	0.010	0.006	0.000[2]	0.000[2]	0.000[2]
Net realized gain	0.000[2]	0.000[2]	0.000[2]	0.002	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.012	0.010	0.008	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.006)	(0.012)	(0.010)	(0.006)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.002)	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBU- TIONS	(0.006)	(0.012)	(0.010)	(0.008)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.63%	1.22%	1.03%	0.77%	0.11%	0.02%	0.01%
Ratios to Average Net Assets:
Net expenses	0.21%[4]	0.21%[4]	0.21%	0.21%	0.13%[5]	0.08%[5]	0.10%[5]
Net investment income	1.26%[4]	1.46%[4]	1.03%	0.57%	0.08%	0.01%	0.01%
Expense waiver/reimbursement[6]	0.08%[4]	0.09%[4]	0.09%	0.09%	0.17%	0.21%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,647,367	$3,403,098	$3,054,475	$2,270,120	$4,088,135	$5,295,667	$5,272,724
Semi-Annual Shareholder Report
23

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 0.13%, 0.08% and 0.10% for the years ended July 31, 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
24

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2019	Period Ended 5/31/2019[1]

Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.006
Net realized gain (loss)	0.000[2]	(0.000)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.006
Less Distributions:
Distributions from net investment income	(0.006)	(0.006)
Distributions from net realized gain	—	—
TOTAL DISTRIBUTIONS	(0.006)	(0.006)
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.63%	0.55%
Ratios to Average Net Assets:
Net expenses	0.21%[4]	0.22%[4]
Net investment income	1.21%[4]	1.61%[4]
Expense waiver/reimbursement[5]	0.08%[4]	0.09%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$22,718	$5,368
1	Reflects operations for the period from January 18, 2019 (date of initial investment) to May 31, 2019. Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized gain/loss amounts. Such differences are immaterial.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
25

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2019	Period Ended 5/31/2019[1]	Year Ended July 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.010	0.008	0.003	0.000[2]	0.000[2]	0.000[2]
Net realized gain	0.000[2]	0.000[2]	0.000[2]	0.002	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.010	0.008	0.005	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.005)	(0.010)	(0.008)	(0.003)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.002)	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.005)	(0.010)	(0.008)	(0.005)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.51%	1.01%	0.78%	0.52%	0.03%	0.02%	0.01%
Ratios to Average Net Assets:
Net expenses	0.46%[4]	0.46%[4]	0.46%	0.46%	0.20%[5]	0.08%[5]	0.10%[5]
Net investment income	1.01%[4]	1.20%[4]	0.75%	0.31%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[6]	0.08%[4]	0.09%[4]	0.09%	0.09%	0.34%	0.46%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$223,661	$213,406	$297,390	$228,340	$584,889	$1,179,326	$1,241,451
Semi-Annual Shareholder Report
26

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 0.20%, 0.08% and 0.10% for the years ended July 31, 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
27

Statement of Assets and Liabilities
November 30, 2019 (unaudited)
Assets:
Investment in securities, at amortized cost and fair value		$3,929,987,996
Cash		569,254
Income receivable		11,294,007
Receivable for shares sold		4,095,031
TOTAL ASSETS		3,945,946,288
Liabilities:
Payable for investments purchased	$50,000,000
Payable for shares redeemed	1,038,045
Income distribution payable	845,269
Payable for investment adviser fee (Note 4)	25,213
Payable for administrative fees (Note 4)	16,726
Payable for Directors'/Trustees' fees (Note 4)	808
Accrued expenses (Note 4)	274,462
TOTAL LIABILITIES		52,200,523
Net assets for 3,893,440,562 shares outstanding		$3,893,745,765
Net Assets Consist of:
Paid-in capital		$3,893,421,079
Total distributable earnings (loss)		324,686
TOTAL NET ASSETS		$3,893,745,765
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$3,647,367,290 ÷ 3,647,081,414 shares outstanding, no par value, unlimited shares authorized		$1.00
Advisor Shares:
$22,717,808 ÷ 22,716,027 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$223,660,667 ÷ 223,643,121 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
28

Statement of Operations
Six Months Ended November 30, 2019 (unaudited)
Investment Income:
Interest		$27,775,573
Expenses:
Investment adviser fee (Note 4)	$3,761,287
Administrative fee (Note 4)	1,487,932
Custodian fees	59,202
Transfer agent fee	16,657
Directors'/Trustees' fees (Note 4)	12,996
Auditing fees	11,980
Legal fees	21,493
Portfolio accounting fees	115,267
Other service fees (Notes 2 and 4)	272,748
Share registration costs	73,276
Printing and postage	16,808
Miscellaneous (Note 4)	28,255
TOTAL EXPENSES	5,877,901
Waiver of investment adviser fee (Note 4)	$(1,563,650)
Net expenses		4,314,251
Net investment income		23,461,322
Net realized gain on investments		173,875
Change in net assets resulting from operations		$23,635,197
See Notes which are an integral part of the Financial Statements
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29

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 11/30/2019	Period Ended 5/31/2019[1]	Year Ended 7/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$23,461,322	$44,021,960	$29,755,003
Net realized gain	173,875	155,331	36,537
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	23,635,197	44,177,291	29,791,540
Distributions to Shareholders (Note 2):
Wealth Shares	(22,269,624)	(41,517,786)	(28,555,763)
Advisor Shares	(73,366)	(20,188)	—
Service Shares	(1,106,790)	(2,537,358)	(1,620,617)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(23,449,780)	(44,075,332)	(30,176,380)
Share Transactions:
Proceeds from sale of shares	2,773,440,759	5,649,625,140	6,647,032,248
Net asset value of shares issued to shareholders in payment of distributions declared	17,370,905	32,178,087	20,886,548
Cost of shares redeemed	(2,519,123,080)	(5,411,898,191)	(5,814,129,823)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	271,688,584	269,905,036	853,788,973
Change in net assets	271,874,001	270,006,995	853,404,133
Net Assets:
Beginning of period	3,621,871,764	3,351,864,769	2,498,460,636
End of period	$3,893,745,765	$3,621,871,764	$3,351,864,769
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
30

Notes to Financial Statements
November 30, 2019 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Tax-Free Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Wealth Shares, Advisor Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments normally will not be subject to the AMT for individuals, and may be subject to state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
Effective January 18, 2019, the Fund's Advisor Shares commenced operations.
Effective May 31, 2019, the Fund changed its fiscal year end from July 31 to May 31.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
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31

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $1,563,650 is disclosed in Note 4.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The distributions disclosed on the Statement of Changes in Net Assets for the year ended July 31, 2018, were from the following sources:
Net investment income
Wealth Shares	$28,158,996
Service Shares	1,590,490

Net realized gain
Wealth Shares	$396,767
Service Shares	30,127
Undistributed net investment income at July 31, 2018, was $4,847.
Semi-Annual Shareholder Report
32

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares, Advisor Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended November 30, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$272,748
For the six months ended November 30, 2019, the Fund's Wealth Shares and Advisor Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
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33

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 11/30/2019		Period Ended 5/31/2019[1]	Year Ended 7/31/2018
Wealth Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	2,557,429	$2,557,429	5,296,533	$5,296,533	6,128,610	$6,128,610
Shares issued to shareholders in payment of distributions declared	16,633	16,633	30,481	30,481	20,105	20,105
Shares redeemed	(2,329,966)	(2,329,966)	(4,978,488)	(4,978,488)	(5,364,011)	(5,364,011)
NET CHANGE RESULTING FROM WEALTH SHARE TRANS- ACTIONS	244,096	$244,096	348,526	$348,526	784,704	$784,704

	Six Months Ended 11/30/2019		Period Ended 5/31/2019[1]		Year Ended 7/31/2018
Advisor Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	26,854	$26,854	19,133	$19,133	—	$—
Shares issued to shareholders in payment of distributions declared	73	73	20	20	—	—
Shares redeemed	(9,579)	(9,579)	(13,785)	(13,785)	—	—
NET CHANGE RESULTING FROM ADVISOR SHARE TRANS- ACTIONS	17,348	$17,348	5,368	$5,368	—	$—
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	Six Months Ended 11/30/2019		Period Ended 5/31/2019[1]		Year Ended 7/31/2018
Service Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	189,158	$189,158	333,959	$333,959	518,422	$518,422
Shares issued to shareholders in payment of distributions declared	665	665	1,677	1,677	782	782
Shares redeemed	(179,579)	(179,579)	(419,625)	(419,625)	(450,119)	(450,119)
NET CHANGE RESULTING FROM SERVICE SHARE TRANS- ACTIONS	10,244	$10,244	(83,989)	$(83,989)	69,085	$69,085
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANS- ACTIONS	271,688	$271,688	269,905	$269,905	853,789	$853,789
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2019, the Adviser voluntarily waived $1,563,650 of its fee.
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35

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2019, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
Other Service Fees
For the six months ended November 30, 2019, FSSC received $2,333 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares, Advisor Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21%, 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended November 30, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $919,690,000 and $778,690,000, respectively.
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Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2019, there were no outstanding loans. During the six months ended November 30, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2019 to November 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2019	Ending Account Value 11/30/2019	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,006.30	$1.05
Advisor Shares	$1,000	$1,006.30	$1.05
Service Shares	$1,000	$1,005.10	$2.31
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,023.90	$1.06
Advisor Shares	$1,000	$1,023.90	$1.06
Service Shares	$1,000	$1,022.70	$2.33
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.21%
Advisor Shares	0.21%
Service Shares	0.46%
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Evaluation and Approval of Advisory Contract–May 2019
Federated Tax-Free Obligations Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
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adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
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regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
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For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment
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program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
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Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any
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applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Tax-Free Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N401
CUSIP 608919411
CUSIP 60934N880
Q450202 (1/20)
Federated is a registered trademark of Federated Investors, Inc.
2020 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
November 30, 2019
Share Class | Ticker	Wealth | TBIXX

Federated Tax-Free Obligations Fund

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

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Portfolio of Investments Summary Tables (unaudited)
At November 30, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	69.5%
Municipal Notes	24.8%
Commercial Paper	6.6%
Other Assets and Liabilities—Net[2]	(0.9)%
TOTAL	100.0%
At November 30, 2019, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	65.4%
8-30 Days	3.9%
31-90 Days	14.8%
91-180 Days	5.6%
181 Days or more	11.2%
Other Assets and Liabilities—Net[2]	(0.9)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
November 30, 2019 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—100.9%
		Alabama—5.0%
$29,170,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-A) Daily VRDNs, 1.190%, 12/2/2019	$29,170,000
11,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-B) Daily VRDNs, 1.190%, 12/2/2019	11,000,000
40,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-D) Weekly VRDNs, 1.170%, 12/4/2019	40,000,000
40,550,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series C) Daily VRDNs, 1.190%, 12/2/2019	40,550,000
4,100,000		Eutaw, AL Industrial Development Board PCRB (Alabama Power Co.), (Series 1998) Daily VRDNs, 1.190%, 12/2/2019	4,100,000
11,680,000		Mobile, AL IDB (Alabama Power Co.), (First Series 2009: Barry Plant) Daily VRDNs, 1.190%, 12/2/2019	11,680,000
35,000,000		Mobile, AL IDB (Alabama Power Co.), PCRBs (Series 2007B) Weekly VRDNs, 1.170%, 12/4/2019	35,000,000
24,810,000		West Jefferson, AL IDB PCRB (Alabama Power Co.), (Series 1998) Weekly VRDNs, 1.200%, 12/4/2019	24,810,000
		TOTAL	196,310,000
		Arizona—0.9%
15,370,000		Maricopa County, AZ, IDA (CVIII—Capri on Camelback LLC), (Series 2019-BAML8004) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.180%, 12/5/2019	15,370,000
11,195,000		Mesa, AZ Utility System, Solar Eclipse (2017-0026) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 12/12/2019	11,195,000
3,660,000		Pima County, AZ IDA (Wasatch Pool Holdings IV, LLC), (Series 2001: Eastside Place Apartments) Weekly VRDNs, (FNMA LOC), 1.170%, 12/5/2019	3,660,000
5,000,000		Yavapai County, AZ IDA—Recovery Zone Facility (Skanon Investments, Inc.), (Series 2010: Drake Cement Project) Weekly VRDNs, (Citibank N.A., New York LOC), 1.150%, 12/5/2019	5,000,000
		TOTAL	35,225,000
		California—1.2%
46,000,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.220%, 12/5/2019	46,000,000
		Colorado—1.0%
5,185,000		Adams County, CO Five Star School District, RBC Muni Products (Series 2018 G-24) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.130%, 12/5/2019	5,185,000
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Colorado—continued
$9,885,000		Cherry Creek, CO School District No. 5, Solar Eclipse (Series 2017-003) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 1/16/2020	$9,885,000
6,345,000		Colorado State Health Facilities Authority Revenue (Adventist Health System/Sunbelt Obligated Group), (Series 2018-XF0667) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.130%, 12/5/2019	6,345,000
6,685,000		Denver, CO City and County Board of Water Commissioners, Solar Eclipse (Series 2017-0032) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 12/5/2019	6,685,000
10,935,000		University of Colorado (The Regents of), Solar Eclipse (Series 2017-0065) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 12/19/2019	10,935,000
		TOTAL	39,035,000
		Connecticut—0.9%
4,700,000		Bethany, CT BANs, 2.000%, 8/19/2020	4,722,688
2,040,000		Connecticut State Health & Educational Facilities (CIL Community Resources, Inc.), (Series A) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 1.130%, 12/5/2019	2,040,000
28,405,000		Connecticut State, Golden Blue (Series 2017-014) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.250%, 12/2/2019	28,405,000
		TOTAL	35,167,688
		District of Columbia—0.8%
20,900,000		District of Columbia HFA, BAML 3a7 (Series 2019-BAML8002) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.180%, 12/5/2019	20,900,000
4,975,000		District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2017-0015) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 1.130%, 12/5/2019	4,975,000
3,980,000		District of Columbia, Solar Eclipse (Series 2017-0035) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 1.130%, 12/5/2019	3,980,000
		TOTAL	29,855,000
		Florida—11.3%
12,000,000		Brevard County, FL School Board, Eagle 3a-7 (Series 2019-D001) Weekly VRDNs, (Citibank N.A., New York LIQ), 1.150%, 12/5/2019	12,000,000
6,455,000		Clearwater, FL Water and Sewer Authority, Solar Eclipse (Series 2017-0014) Daily VRDNs, (U.S. Bank, N.A. LIQ), 1.160%, 12/2/2019	6,455,000
41,905,000		Collier County, FL Health Facilities Authority (Cleveland Clinic), (Series 2003C-1), CP, 1.270%, Mandatory Tender 1/15/2020	41,905,000
5,000,000		Florida State Board of Education Public Education (Florida State), Solar Eclipse TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 1/2/2020	5,000,000
10,805,000		Florida State Turnpike Authority, Solar Eclipse (Series 2017-0002) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 1/30/2020	10,805,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$11,000,000		Florida State, Solar Eclipse TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 12/12/2019	$11,000,000
36,070,000		JEA, FL Electric System, (Series Three 2008A) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.130%, 12/4/2019	36,070,000
35,425,000		JEA, FL Electric System, (Series Three 2008B-2: Senior Revenue Bonds) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.130%, 12/4/2019	35,425,000
29,520,000		JEA, FL Electric System, (Series Three 2008B-3) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.130%, 12/4/2019	29,520,000
29,055,000		JEA, FL Electric System, (Series Three 2008C-2: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.130%, 12/5/2019	29,055,000
3,620,000		JEA, FL Water & Sewer System, (2008 Series A-2: Senior Revenue Bonds) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 1.080%, 12/4/2019	3,620,000
12,410,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.130%, 12/4/2019	12,410,000
35,960,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1994), CP, 1.420%, Mandatory Tender 1/15/2020	35,960,000
6,300,000		Martin County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 1.230%, 12/2/2019	6,300,000
17,995,000		Miami-Dade County, FL Water & Sewer, Tender Option Bond Trust Receipts (2015-ZF0268) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 1.250%, 12/5/2019	17,995,000
6,410,000		Miami-Dade County, FL, RBC (Series E-70) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.130%, 12/5/2019	6,410,000
1,750,000		Orange County, FL IDA (Central Florida Kidney Centers, Inc.), (Series 2000) Weekly VRDNs, (SunTrust Bank LOC), 1.130%, 12/4/2019	1,750,000
4,785,000		Orange County, FL, Health Facilities Authority (Lakeside Behavioral Healthcare, Inc.), (Series 2008) Weekly VRDNs, (SunTrust Bank LOC), 1.130%, 12/4/2019	4,785,000
20,000,000		Orlando & Orange County Expressway Authority, FL (Central Florida Expressway Authority), RBC Muni Trust (Series E-62) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.130%, 12/5/2019	20,000,000
17,480,000		Orlando, FL Contract Tourist Development (Orlando, FL), Tender Option Bond Trust Receipts (2015-XM0006) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.160%, 12/5/2019	17,480,000
4,900,000		Palm Beach County, FL Health Facilities Authority (Baptist Health System of South Florida), Tender Option Bond Trust Receipts (2019-XG0255) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.150%, 12/5/2019	4,900,000
16,500,000		Polk County, FL IDA (Baycare Health System), (Series 2014A-2) VRENs, 1.400%, 12/5/2019	16,500,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$3,000,000		Putnam County, FL Development Authority (Florida Power & Light Co.), (PCR: Series 1994) Daily VRDNs, 1.200%, 12/2/2019	$3,000,000
16,450,000		St. Lucie County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 1.200%, 12/2/2019	16,450,000
18,000,000		Sunshine State Governmental Finance Commission, FL (Orlando, FL), Callable Tax-Exempt Notes (Series H), CP, (JPMorgan Chase Bank, N.A. LIQ), 1.350%, Mandatory Tender 1/8/2020	18,000,000
31,500,000		Tallahassee, FL (Tallahassee Memorial HealthCare, Inc.), Tender Option Bond Trust (Series 2018-BAML7001) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.150%, 12/5/2019	31,500,000
7,000,000		Tampa-Hillsborough County, FL Expressway Authority, RBC Muni Products (Series G-113) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.300%, Optional Tender 1/2/2020	7,000,000
		TOTAL	441,295,000
		Georgia—3.9%
20,000,000		Brookhaven Development Authority, GA (Children's Healthcare of Atlanta, Inc.), (Series 2019D) Weekly VRDNs, (PNC Bank, N.A. LIQ), 1.140%, 12/5/2019	20,000,000
6,300,000		Brookhaven Development Authority, GA (Children's Healthcare of Atlanta, Inc.), Tender Option Bond Trust Receipts (Series 2019-XG0224) Weekly VRDNs, (Bank of America N.A. LIQ), 1.150%, 12/5/2019	6,300,000
3,000,000		Brookhaven Development Authority, GA (Children's Healthcare of Atlanta, Inc.), Tender Option Bond Trust Receipts (Series 2019-XM0751) Weekly VRDNs, (Bank of America N.A. LIQ), 1.150%, 12/5/2019	3,000,000
1,750,000		Fulton County, GA Development Authority (Children's Healthcare of Atlanta, Inc.), (Series 2008) Weekly VRDNs, (PNC Bank, N.A. LIQ), 1.070%, 12/4/2019	1,750,000
24,340,000		Fulton County, GA, Solar Eclipse (Series 2017-0007) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 12/26/2019	24,340,000
6,870,000		Georgia State HFA, Tender Option Bond Trust Receipts (Series 2018-ZF0653) Weekly VRDNs, (Bank of America N.A. LIQ), 1.140%, 12/5/2019	6,870,000
53,665,000		Main Street Natural Gas, Inc., GA, (Series 2010 A1) TOBs, (Royal Bank of Canada LOC), 1.200%, Optional Tender 12/2/2019	53,665,000
9,865,000		Main Street Natural Gas, Inc., GA, (Series 2010 A2) TOBs, (Royal Bank of Canada LOC), 1.200%, Optional Tender 12/2/2019	9,865,000
7,480,000		Metropolitan Atlanta Rapid Transit Authority, GA, Solar Eclipse (Series 2017-0047) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 2/13/2020	7,480,000
2,875,000		Monroe County, GA Development Authority Pollution Control (Oglethorpe Power Corp.), (Series 2009B) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.150%, 12/4/2019	2,875,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Georgia—continued
$270,000		Monroe County, GA Development Authority Pollution Control (Oglethorpe Power Corp.), (Series 2010A) Weekly VRDNs, (Bank of Montreal LOC), 1.130%, 12/4/2019	$270,000
5,550,000		Municipal Electric Authority of Georgia, (Series 1985A), CP, (Barclays Bank PLC LOC), 1.300%, Mandatory Tender 12/12/2019	5,550,000
4,500,000		Paulding County, GA Hospital Authority (Wellstar Health System, Inc.), (Series 2012B) Weekly VRDNs, (Bank of America N.A. LOC), 1.130%, 12/5/2019	4,500,000
2,000,000		Private Colleges & Universities Facilities of GA (Emory University), (Series 2005B-2) Weekly VRDNs, 1.080%, 12/5/2019	2,000,000
2,500,000		Private Colleges & Universities Facilities of GA (Emory University), (Series 2005C-4) Weekly VRDNs, 1.080%, 12/5/2019	2,500,000
		TOTAL	150,965,000
		Hawaii—0.4%
8,400,000		Hawaii State Department of Budget & Finance (Queen's Health Systems), (2015 Series B) VRENs, 1.550%, 12/5/2019	8,400,000
8,590,000		Hawaii State, Solar Eclipse (3a-7) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 1/16/2020	8,590,000
		TOTAL	16,990,000
		Illinois—2.9%
40,000,000		Chicago, IL Board of Education, (PUTTERs Series 5030) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 1.210%, 12/2/2019	40,000,000
600,000		Chicago, IL MFH Revenue (Churchview Manor Senior Apartments), (Series 2012) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 1.270%, 12/5/2019	600,000
7,590,000		Chicago, IL O'Hare International Airport, Tender Option Bond Trust Receipts (Series 2019-XF0736) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 1.130%, 12/5/2019	7,590,000
16,000,000		Chicago, IL Sales Tax, Tender Option Bond Trust Receipt (Series 2019-XF0779) Weekly VRDNs, (Build America Mutual Assurance INS)/(Toronto Dominion Bank LIQ), 1.180%, 12/5/2019	16,000,000
11,440,000		Illinois Finance Authority (Northwest Community Hospital), (Series 2008C) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.110%, 12/5/2019	11,440,000
7,500,000		Illinois State, (Series 2019-XM0785) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.220%, 12/5/2019	7,500,000
24,353,000		Sales Tax Securitization Corp., IL, Tender Option Bond Trust Certificates (Series 2018-XM0714) Weekly VRDNs, (Build America Mutual Assurance INS)/(Morgan Stanley Bank, N.A. LIQ), 1.180%, 12/5/2019	24,353,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Illinois—continued
$5,495,000		Southwestern Illinois Development Authority (Molinero, Inc.), (Series 2010) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 1.090%, 12/5/2019	$5,495,000
		TOTAL	112,978,000
		Indiana—0.3%
375,000		Indiana State Finance Authority (Trinity Healthcare Credit Group), (Series 2008D-1) Weekly VRDNs, 1.120%, 12/5/2019	375,000
4,035,000		Jasper County, IN EDA (T & M LP), (Series 2010B) Weekly VRDNs, (AgriBank FCB LOC), 1.160%, 12/5/2019	4,035,000
6,500,000		Jasper County, IN EDA (T & M LP), (Series 2010C) Weekly VRDNs, (AgriBank FCB LOC), 1.160%, 12/5/2019	6,500,000
		TOTAL	10,910,000
		Kansas—0.1%
5,000,000		Wyandotte County, KS USD 500, RBC Muni Products (Series 2018 G-23) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.130%, 12/5/2019	5,000,000
		Kentucky—0.4%
14,245,000		Georgetown, KY (Georgetown College), (Series 2006) Weekly VRDNs, (Fifth Third Bank, Ohio LOC), 1.210%, 12/6/2019	14,245,000
		Louisiana—2.1%
50,000,000		Ascension Parish, LA IDB (BASF Corp.), (Series 2009) Weekly VRDNs, (GTD by BASF SE), 1.150%, 12/4/2019	50,000,000
4,000,000		Louisiana Local Government Environmental Facilities CDA (Isidore Newman School), (Series 2002) Weekly VRDNs, (FHLB of Dallas LOC), 1.130%, 12/4/2019	4,000,000
1,025,000		Louisiana Local Government Environmental Facilities CDA (The Academy of the Sacred Heart of New Orleans), (Series 2004) Weekly VRDNs, (FHLB of Dallas LOC), 1.130%, 12/4/2019	1,025,000
12,450,000		Louisiana Public Facilities Authority (Touro Infirmary), (Series 2019-BAML7003) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.150%, 12/5/2019	12,450,000
4,335,000		Louisiana State, RBC Muni Products (Series 2018 G-22) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.130%, 12/5/2019	4,335,000
11,260,000		Shreveport, LA, Water & Sewer, Tender Option Bond Trust Certificates (Series 2019-ZF2818) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.180%, 12/5/2019	11,260,000
		TOTAL	83,070,000
		Maryland—1.3%
5,000,000		Baltimore, MD Wastewater Utility, (RBC Muni Products Series G-28) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.300%, Optional Tender 1/2/2020	5,000,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Maryland—continued
$1,070,000		Howard County, MD Revenue Bonds (Bluffs at Clarys Forest Apartments), (Series 1995) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.120%, 12/3/2019	$1,070,000
4,900,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985B) Weekly VRDNs, (TD Bank, N.A. LOC), 1.100%, 12/4/2019	4,900,000
4,950,000		Maryland State Transportation Authority, Solar Eclipse 2017-0041 TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 1/23/2020	4,950,000
28,000,000		Montgomery County, MD (Trinity Healthcare Credit Group), (Series 2013MD) TOBs, 1.430%, Mandatory Tender 3/2/2020	28,000,000
6,625,000		University System of Maryland, Solar Eclipse (Series 2017-0023) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 12/12/2019	6,625,000
		TOTAL	50,545,000
		Massachusetts—1.2%
3,235,000		Billerica, MA, Solar Eclipse (2017-0027) Daily VRDNs, (U.S. Bank, N.A. LIQ), 1.160%, 12/2/2019	3,235,000
1,600,000		Boston, MA Water & Sewer Commission, Tax-Exempt Commercial Paper Bond Anticipation Notes (Series A), CP, (State Street Bank and Trust Co. LOC), 1.290%, Mandatory Tender 12/3/2019	1,600,000
9,000,000		Commonwealth of Massachusetts, Clipper Tax-Exempt Certificates Trust (Series 2009-69) TOBs, (State Street Bank and Trust Co. LIQ), 1.280%, Optional Tender 4/2/2020	9,000,000
3,635,000		Commonwealth of Massachusetts, Solar Eclipse 3a-7 (Series 2019-009) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 12/19/2019	3,635,000
7,760,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, Clipper Tax-Exempt Certificates Trust (Series 2009-47) TOBs, (State Street Bank and Trust Co. LIQ), 1.250%, Optional Tender 2/6/2020	7,760,000
3,850,000		Massachusetts School Building Authority, Solar Eclipse (Series 2017-0013) Daily VRDNs, (U.S. Bank, N.A. LIQ), 1.160%, 12/2/2019	3,850,000
1,650,000		Massachusetts School Building Authority, Tender Option Bond Trust Certificates (2015-XF2203) Weekly VRDNs, (Citibank N.A., New York LIQ), 1.120%, 12/5/2019	1,650,000
1,550,000		Massachusetts School Building Authority, Tender Option Bond Trust Certificates (2016-XX1008) Weekly VRDNs, (Barclays Bank PLC LIQ), 1.130%, 12/5/2019	1,550,000
3,250,000		Massachusetts State Development Finance Agency (Partners Healthcare Systems), RBC Muni Products (Series 2019 E-130) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.130%, 12/5/2019	3,250,000
3,300,000		Massachusetts Water Resources Authority, Tender Option Bond Trust Certificates (2016-XX1002) Weekly VRDNs, (Barclays Bank PLC LIQ), 1.130%, 12/5/2019	3,300,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Massachusetts—continued
$7,240,000		Southwick, MA BANs, 2.500%, 12/18/2019	$7,242,624
		TOTAL	46,072,624
		Michigan—5.4%
60,295,000		Eastern Michigan University (Board of Regents of), Golden Blue (3a-7) 2018-009 Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC)/(Build America Mutual Assurance INS), 1.140%, 12/5/2019	60,295,000
5,000,000		Eastern Michigan University (Board of Regents of), Tender Option Bond Trust Certificates (Series 2018-ZF2620) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.150%, 12/5/2019	5,000,000
4,000,000		Jackson County, MI Public Schools, Tender Option Bond Trust Certificates (Series 2018-XF2650) Weekly VRDNs, (Citibank N.A., New York LIQ)/(Michigan School Bond Qualification and Loan Program COL), 1.220%, 12/5/2019	4,000,000
12,000,000		Kent Hospital Finance Authority, MI (Spectrum Health), (Series 2008B-3) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 1.100%, 12/4/2019	12,000,000
675,000		Lenawee County, MI EDC (Siena Heights University), (Series 2009) Weekly VRDNs, (FHLB of Chicago LOC), 1.100%, 12/5/2019	675,000
20,000,000		Michigan Finance Authority Local Government Loan Program, State Aid Revenue Notes (Series 2019 A-2) RANs, (JPMorgan Chase Bank, N.A. LOC), 2.000%, 8/20/2020	20,099,308
3,100,000		Michigan Job Development Authority (Andersons, Inc. (The)), (Series 1985) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.170%, 12/4/2019	3,100,000
11,670,000		Michigan State Finance Authority Revenue (McLaren Health Care Corp.), Tender Option Bond Trust Receipts (Series 2019-ZF0783) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.200%, 12/5/2019	11,670,000
2,670,000		Michigan State Finance Authority Revenue (McLaren Health Care Corp.), Tender Option Bond Trust Receipts (Series 2019-ZF0784) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.200%, 12/5/2019	2,670,000
3,335,000		Michigan State Finance Authority Revenue (McLaren Health Care Corp.), Tender Option Bond Trust Receipts (Series 2019-ZF0790) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.200%, 12/5/2019	3,335,000
22,000,000		Michigan State Finance Authority Revenue (Trinity Healthcare Credit Group), (Series 2013MI-1) TOBs, 1.160%, Mandatory Tender 3/2/2020	22,000,000
400,000		Michigan Strategic Fund (Kroger Co.), (Series 2010) Weekly VRDNs, (MUFG Bank Ltd. LOC), 1.140%, 12/5/2019	400,000
3,105,000		Michigan Strategic Fund (Washtenaw Christian Academy), (Series 2008) Weekly VRDNs, (Fifth Third Bank, Ohio LOC), 1.210%, 12/6/2019	3,105,000
1,260,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2002) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.200%, 12/5/2019	1,260,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Michigan—continued
$23,800,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2003) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.200%, 12/5/2019	$23,800,000
33,660,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2006) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.200%, 12/5/2019	33,660,000
4,000,000		Trenton, MI Public Schools, Tender Option Bond Trust Certificates (Series 2018-XF2651) Weekly VRDNs, (Citibank N.A., New York LIQ)/(GTD by Michigan School Bond Qualification and Loan Program), 1.220%, 12/5/2019	4,000,000
		TOTAL	211,069,308
		Minnesota—0.3%
9,855,000		St. Cloud, MN ISD No. 742, Solar Eclipse (Series 2017-0009) Daily VRDNs, (U.S. Bank, N.A. LIQ), 1.160%, 12/2/2019	9,855,000
2,642,000		St. Louis Park, MN (Parkshore Senior Campus, LLC), (Series 2004) Weekly VRDNs, (FHLMC LOC), 1.180%, 12/5/2019	2,642,000
		TOTAL	12,497,000
		Mississippi—0.2%
8,150,000		Perry County, MS (Georgia-Pacific LLC), (Series 2002) Weekly VRDNs, 1.250%, 12/5/2019	8,150,000
		Missouri—1.3%
4,950,000		Kansas City, MO Water Revenue, Solar Eclipse (Series 2017-0016) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 1.130%, 12/5/2019	4,950,000
4,000,000		Missouri State HEFA (BJC Health System, MO), Tender Option Bond Trust Receipts (Series 2018-XF0678) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.130%, 12/5/2019	4,000,000
40,000,000		Missouri State HEFA (Stowers Institute for Medical Research), RBC Muni Products (Series 2018 C-16) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.160%, 12/5/2019	40,000,000
		TOTAL	48,950,000
		Multi-State—12.2%
102,136,454		FHLMC, Tender Option Bond Trust Receipts (2019-BAML3002) Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by FHLMC), 1.180%, 12/5/2019	102,136,454
106,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 4) Weekly VRDPs, (Citibank N.A., New York LIQ), 1.160%, 12/2/2019	106,000,000
121,400,000		Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 2) Weekly VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 1.170%, 12/5/2019	121,400,000
47,100,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 3) Weekly VRDPs, (TD Bank, N.A. LIQ), 1.150%, 12/2/2019	47,100,000
Semi-Annual Shareholder Report
10

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Multi-State—continued
$98,900,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs, (Barclays Bank PLC LIQ), 1.170%, 12/2/2019	$98,900,000
		TOTAL	475,536,454
		Nevada—0.7%
5,000,000		Clark County, NV, Solar Eclipse (Series 2017-0025) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 12/19/2019	5,000,000
13,475,000		Las Vegas, NV Convention & Visitors Authority, Tender Option Bond Trust Receipts (Series 2018-XG0199) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.180%, 12/5/2019	13,475,000
7,965,000		Nevada State Highway Revenue, Solar Eclipse (Series 2017-0018) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 12/5/2019	7,965,000
		TOTAL	26,440,000
		New Jersey—5.1%
2,420,000		Alpha Borough, NJ BANs, 1.750%, 11/24/2020	2,428,188
13,097,500		Belmar, NJ BANs, 3.250%, 2/7/2020	13,125,707
4,879,800		Caldwell Borough, NJ BANs, 2.500%, 4/3/2020	4,891,156
6,847,000		Carteret, NJ BANs, 2.000%, 11/25/2020	6,890,828
9,161,839		Chatham Township, NJ BANs, 2.500%, 4/9/2020	9,187,417
4,144,470		Cherry Hill, NJ BANs, 2.250%, 6/3/2020	4,157,032
9,700,000		Cranford Township, NJ BANs, 2.250%, 5/15/2020	9,723,755
5,310,000		Cresskill Borough, NJ BANs, 1.750%, 10/15/2020	5,325,967
6,000,000		Essex County, NJ, Clipper Tax-Exempt Certificates Trust (Series 2009-49) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 1.140%, 12/5/2019	6,000,000
3,500,000		Fanwood, NJ BANs, 2.500%, 4/15/2020	3,508,933
5,823,500		Hasbrouck Heights, NJ BANs, 2.750%, 3/20/2020	5,838,089
2,367,000		Logan Township, NJ BANs, 1.750%, 10/21/2020	2,374,251
15,000,000		Lyndhurst Township, NJ BANs, 2.500%, 5/8/2020	15,041,558
8,395,000		Lyndhurst Township, NJ BANs, 3.000%, 2/7/2020	8,408,785
9,725,000		Middletown Township, NJ BANs, 2.500%, 3/12/2020	9,751,832
10,310,000		New Jersey Economic Development Authority, Tender Option Bond Trust Receipts (2019-XG0261) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.140%, 12/5/2019	10,310,000
16,925,000		New Jersey Economic Development Authority, Tender Option Bond Trust Receipts (Series 2019-XG0260) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.140%, 12/5/2019	16,925,000
3,886,000		Palmyra Borough, NJ, (2018 Series A) BANs, 3.250%, 12/17/2019	3,887,531
7,510,000		Paramus, NJ BANs, 1.500%, 10/16/2020	7,522,280
7,850,000		Pennsauken Township, NJ, Bans Series A BANs, 2.000%, 6/16/2020	7,866,693
2,500,000		Point Pleasant, NJ BANs, 1.750%, 10/16/2020	2,507,538
6,470,250		Red Bank, NJ BANs, 3.250%, 12/11/2019	6,471,896
Semi-Annual Shareholder Report
11

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$2,500,000		Ridgefield Park, NJ BANs, 2.500%, 4/9/2020	$2,506,097
13,107,900		South Orange ViIlage Township, NJ BANs, 2.250%, 7/9/2020	13,164,808
3,436,000		Sparta Township, NJ BANs, 2.000%, 10/2/2020	3,452,691
5,604,000		Tenafly, NJ BANs, 2.500%, 5/29/2020	5,627,041
5,314,000		Waldwick, NJ BANs, 2.000%, 7/24/2020	5,331,537
4,887,750		Wanaque Borough, NJ BANs, 2.750%, 3/27/2020	4,900,770
		TOTAL	197,127,380
		New York—14.9%
28,445,000		Amityville, NY Union Free School District BANs, 2.250%, 6/19/2020	28,570,440
1,800,000		Belleville Henderson, NY CSD BANs, 2.000%, 7/24/2020	1,805,710
8,260,000		Corning, NY City School District, (2019 Series B) BANs, 1.750%, 6/18/2020	8,276,467
3,279,294		Dundee, NY CSD, (2019 Series B) BANs, 2.000%, 6/26/2020	3,287,535
26,295,000		Geneva, NY City School District BANs, 2.000%, 6/26/2020	26,374,418
4,900,000		Geneva, NY City School District BANs, 2.000%, 7/17/2020	4,915,095
13,500,000		Horseheads, NY CSD BANs, 2.250%, 6/25/2020	13,560,548
6,200,000		Lyndonville, NY CSD BANs, 2.000%, 6/11/2020	6,212,525
8,335,000		MTA Transportation Revenue, Tender Option Bond Trust Receipts (2019-XM0771) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.160%, 12/5/2019	8,335,000
6,000,000		Manhasset, NY Union Free School District TANs, 1.750%, 6/25/2020	6,012,420
19,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Series 2005D-2) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 1.180%, 12/2/2019	19,000,000
85,650,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Series 2019E) BANs, 4.000%, 9/1/2020	87,305,716
8,985,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (2016-ZF0500) Weekly VRDNs, (Toronto Dominion Bank LIQ), 1.220%, 12/5/2019	8,985,000
10,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2018-XF0623) Weekly VRDNs, (Toronto Dominion Bank LIQ), 1.220%, 12/5/2019	10,000,000
5,000,000		Middletown, NY BANs, 2.000%, 8/27/2020	5,021,415
3,500,000		Mineola, NY Union Free School District TANs, 1.750%, 6/19/2020	3,506,451
14,340,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2015 Subseries BB-2) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 1.150%, 12/2/2019	14,340,000
3,725,000		New York City, NY Municipal Water Finance Authority, (Series 2013AA-2) Weekly VRDNs, (MUFG Bank Ltd. LIQ), 1.080%, 12/5/2019	3,725,000
Semi-Annual Shareholder Report
12

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$4,200,000		New York City, NY Municipal Water Finance Authority, (Series 2015BB-3) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 1.100%, 12/5/2019	$4,200,000
13,065,000		New York City, NY Municipal Water Finance Authority, (Series A-1) Daily VRDNs, (Mizuho Bank Ltd. LOC), 1.180%, 12/2/2019	13,065,000
2,200,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series DD-1) Daily VRDNs, (TD Bank, N.A. LIQ), 1.190%, 12/2/2019	2,200,000
46,790,000		New York City, NY Transitional Finance Authority, (Series 2015A-3) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 1.160%, 12/2/2019	46,790,000
4,375,000		New York City, NY Transitional Finance Authority, Fiscal 2003 (Series A-4) Daily VRDNs, (TD Bank, N.A. LIQ), 1.190%, 12/2/2019	4,375,000
18,600,000		New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Subseries C-2) Daily VRDNs, (GTD by Landesbank Hessen-Thuringen LIQ), 1.180%, 12/2/2019	18,600,000
11,225,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subseries G-6 Daily VRDNs, (Barclays Bank PLC LIQ), 1.180%, 12/2/2019	11,225,000
7,200,000		New York City, NY, (Fiscal 2006 Series I-3) Daily VRDNs, (Bank of America N.A. LOC), 1.200%, 12/2/2019	7,200,000
1,000,000		New York City, NY, (Fiscal 2006 Series I-4) Daily VRDNs, (TD Bank, N.A. LOC), 1.190%, 12/2/2019	1,000,000
16,230,000		New York City, NY, (Fiscal 2008 Subseries J-6) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 1.210%, 12/2/2019	16,230,000
270,000		New York City, NY, (Fiscal 2012 Series G-7) Daily VRDNs, (MUFG Bank Ltd. LOC), 1.200%, 12/2/2019	270,000
60,705,000		New York City, NY, (Fiscal 2017 Series A Subseries A-5) Daily VRDNs, (Landesbank Hessen-Thuringen LIQ), 1.210%, 12/2/2019	60,705,000
10,000,000		New York City, NY, (Subseries D-4) Daily VRDNs, (TD Bank, N.A. LOC), 1.190%, 12/2/2019	10,000,000
4,900,000		New York City, NY, RBC Muni Products (Series E-118) Daily VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.200%, 12/2/2019	4,900,000
5,000,000		New York City, NY, RBC Municipal Products (Series E-86) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.130%, 12/5/2019	5,000,000
14,255,000		New York State HFA (Midtown West B LLC), (Series 2009A: 505 West 37th Street Housing) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 1.180%, 12/2/2019	14,255,000
2,100,000		New York State HFA (Midtown West B LLC), (Series 2009B: 505 West 37th Street Housing) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 1.180%, 12/2/2019	2,100,000
3,250,000		Red Hook, NY CSD BANs, 1.750%, 6/25/2020	3,254,522
7,100,000		Rye, NY, (Series 2019A) BANs, 1.750%, 10/2/2020	7,121,607
15,185,000		Sayville Union Free School District, NY TANs, 2.000%, 6/25/2020	15,251,579
Semi-Annual Shareholder Report
13

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$12,480,000		Schoharie, NY CSD BANs, 2.000%, 6/26/2020	$12,522,005
2,627,200		Sidney, NY CSD BANs, 2.000%, 8/7/2020	2,636,747
14,555,000		Silver Creek, NY CSD BANs, 2.000%, 7/24/2020	14,608,601
2,562,188		South Colonie, NY CSD BANs, 2.000%, 8/14/2020	2,572,120
6,000,000		Springs, NY UFSD TANs, 2.000%, 6/25/2020	6,020,171
16,803,400		Troy, NY Enlarged CSD BANs, 2.000%, 6/11/2020	16,838,223
7,987,000		Tuckahoe, NY Union Free School District, (2019 Series B) BANs, 1.750%, 8/7/2020	8,006,858
5,000,000		Voorheesville, NY CSD BANs, 2.000%, 8/21/2020	5,026,689
5,225,000		Webutuck, NY CSD BANs, 1.500%, 6/25/2020	5,232,304
		TOTAL	580,440,166
		North Carolina—0.6%
4,805,000		Greensboro, NC Enterprise System, Solar Eclipse (Series 2017-0045) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 1.130%, 12/5/2019	4,805,000
5,555,000		Mecklenburg County, NC, Solar Eclipse (Series 2017-0052) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 12/12/2019	5,555,000
6,650,000		Mecklenburg County, NC, Solar Eclipse 3a-7 (Series 2019-0011) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 1/2/2020	6,650,000
4,000,000		North Carolina State, Solar Eclipse 3a-7 (Series 2019-008) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 12/26/2019	4,000,000
4,000,000		Union County, NC Enterprise Systems, Solar Eclipse (Series 2017-0051) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 1.130%, 12/5/2019	4,000,000
		TOTAL	25,010,000
		Ohio—3.6%
34,000,000		Allen County, OH (Mercy Health), (Series 2010C) Daily VRDNs, (BMO Harris Bank, N.A. LOC), 1.170%, 12/2/2019	34,000,000
4,250,000		Avon, OH Water System BANs, 3.000%, 1/30/2020	4,256,497
10,000,000		Cleveland, OH Water (Cleveland, OH Department of Public Utilities), RBC Municipal Products Floater Certificates (Series E-119) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.130%, 12/5/2019	10,000,000
33,700,000		Erie County, OH Hospital Facilities (Firelands Regional Medical Center), (2019-BAML5019) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.150%, 12/5/2019	33,700,000
4,000,000		Euclid, OH City School District, (RBC Muni Products G-39) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.130%, 12/5/2019	4,000,000
320,000		Franklin County, OH Hospital Facility Authority (U.S. Health Corp. of Columbus), Series A Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 1.120%, 12/5/2019	320,000
Semi-Annual Shareholder Report
14

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Ohio—continued
$23,640,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.250%, 12/5/2019	$23,640,000
4,560,000		Northeast OH Regional Sewer District, Solar Eclipse 3a-7 (Series 2019-0005) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 12/12/2019	4,560,000
15,410,000		Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), Golden Blue (Series 2017-006) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.250%, 12/5/2019	15,410,000
5,000,000		Ohio University, (RBC Muni Products Series G-27) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.300%, Optional Tender 12/2/2019	5,000,000
4,000,000		Perrysburg, OH BANs, 2.000%, 5/21/2020	4,005,555
1,000,000		Seven Hills City, OH BANs, 3.000%, 4/9/2020	1,004,045
1,400,000		Woodmere Village, OH BANs, (GTD by Ohio State), 2.000%, 10/1/2020	1,406,662
		TOTAL	141,302,759
		Oklahoma—0.4%
13,100,000		Oklahoma Development Finance Authority (INTEGRIS Obligated Group), (Series 2015 B) VRENs, 1.450%, 12/5/2019	13,100,000
3,410,000		Oklahoma Development Finance Authority (OU Medicine), Tender Option Bond Trust Receipts (Series 2018-XG0210) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.150%, 12/5/2019	3,410,000
		TOTAL	16,510,000
		Oregon—0.3%
12,050,000		Clackamas County, OR School District No. 7J (Lake Oswego), Solar Eclipse (2017-0053) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 12/26/2019	12,050,000
		Pennsylvania—4.1%
4,000,000		Allegheny County, PA HDA (Dialysis Clinic, Inc.), (Series 1997) Weekly VRDNs, (Fifth Third Bank, Ohio LOC), 1.210%, 12/5/2019	4,000,000
10,600,000		Allegheny County, PA HDA (UPMC Health System), (Series E-110) Daily VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.200%, 12/2/2019	10,600,000
2,300,000		Allegheny County, PA HDA (UPMC Health System), Tender Option Bond Trust Receipts (Series 2019-XM0758) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.200%, 12/5/2019	2,300,000
5,000,000		Allegheny County, PA Sanitation Authority, Tender Option Bond Trust Certificates (2016-XM0278) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.130%, 12/5/2019	5,000,000
3,500,000		Beaver County, PA IDA (Concordia Lutheran Obligated Group), (Series 2018A) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 1.100%, 12/5/2019	3,500,000
Semi-Annual Shareholder Report
15

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—continued
$4,490,000		Berks County, PA IDA (Tower Health), Tender Option Bond Trust Certificates (Series 2018-XL0061) Weekly VRDNs, (GTD by Citibank N.A., New York)/(Citibank N.A., New York LIQ), 1.160%, 12/5/2019	$4,490,000
10,000,000		Berks County, PA Municipal Authority (Tower Health), Golden Blue (Series 2018-001) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.250%, 12/2/2019	10,000,000
10,000,000		Butler County, PA General Authority (Hampton Township School District, PA), (Series 2007) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.080%, 12/2/2019	10,000,000
1,370,000		Butler County, PA Hospital Authority (Concordia Lutheran Obligated Group), (Series A of 2012) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 1.100%, 12/5/2019	1,370,000
2,555,000		Chester County, PA HEFA (Tel Hai Obligated Group Project), (Series of 2009) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.150%, 12/2/2019	2,555,000
1,600,000		Haverford Twp., PA School District, (Series 2009) Weekly VRDNs, (TD Bank, N.A. LOC), 1.100%, 12/5/2019	1,600,000
1,300,000		Lancaster County, PA Hospital Authority (Masonic Villages), (Series D of 2008) Daily VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.130%, 12/2/2019	1,300,000
1,740,000		Lancaster, PA IDA (Willow Valley Retirement Communities), (Series A of 2009) Weekly VRDNs, (PNC Bank, N.A. LOC), 1.080%, 12/5/2019	1,740,000
24,500,000		Lehigh County, PA General Purpose Authority (Lehigh Valley Health Network), (Series B of 2019) Weekly VRDNs, (Bank of America N.A. LOC), 1.090%, 12/5/2019	24,500,000
7,875,000		Lehigh County, PA General Purpose Authority (St. Luke's University Health Network), Golden Blue 3a-7 (Series 2019-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.250%, 12/5/2019	7,875,000
2,500,000		Lehigh Valley Health Network, (Series 2019-ZF0833) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.140%, 12/5/2019	2,500,000
1,500,000		Pennsylvania State Turnpike Commission, (Series 2017-ZM0535) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Citibank N.A., New York LIQ), 1.250%, 12/5/2019	1,500,000
2,600,000		Pennsylvania State University, (Series B of 2009) TOBs, 1.580%, Mandatory Tender 6/1/2020	2,600,000
3,325,000		Philadelphia, PA Gas Works, (8th Series D) Weekly VRDNs, (Royal Bank of Canada LOC), 1.090%, 12/5/2019	3,325,000
300,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), (Series 2002-A) Daily VRDNs, (Wells Fargo Bank, N.A. LIQ), 1.150%, 12/2/2019	300,000
5,585,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), (Series 2002-B) Daily VRDNs, (Wells Fargo Bank, N.A. LIQ), 1.150%, 12/2/2019	5,585,000
Semi-Annual Shareholder Report
16

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—continued
$2,000,000		Philadelphia, PA Water & Wastewater System, (Series 2018-XF0719) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.130%, 12/5/2019	$2,000,000
29,425,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.110%, 12/5/2019	29,425,000
7,000,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), (Series 2019C) Weekly VRDNs, (Bank of America N.A. LIQ), 1.110%, 12/2/2019	7,000,000
10,500,000		State Public School Building Authority, PA (Philadelphia, PA School District), Tender Option Bond Trust Certificates (2016-XG0085) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 1.220%, 12/5/2019	10,500,000
1,915,000		Washington County, PA Hospital Authority (Washington Hospital, PA), (Series 2007B) Weekly VRDNs, (PNC Bank, N.A. LOC), 1.080%, 12/5/2019	1,915,000
		TOTAL	157,480,000
		South Carolina—0.9%
4,490,000		Charleston County, SC, Solar Eclipse 3a-7 (Series 2019-007) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 1/30/2020	4,490,000
6,000,000		Lexington County, SC School District No. 001, Solar Eclipse 3a-7 (Series 2019-0013) TOBs, (GTD by South Carolina School District Credit Enhancement Program)/(U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 1/30/2020	6,000,000
3,880,000		South Carolina Jobs-EDA (Brashier Charter, LLC), (Series 2008) Weekly VRDNs, (SunTrust Bank LOC), 1.130%, 12/4/2019	3,880,000
15,000,000		South Carolina Jobs-EDA (Palmetto Health Alliance), (Series 2019-BAML5004) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.150%, 12/5/2019	15,000,000
5,000,000		South Carolina Transportation Infrastructure Bank, Tender Option Bond Trust Receipts (Series G-109) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.300%, Optional Tender 4/1/2020	5,000,000
		TOTAL	34,370,000
		Tennessee—1.1%
8,700,000		Greenville, TN Health and Educational Facilities Board (Ballad Health), Tender Option Bond Trust Receipts (Series 2018-XG0194) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.140%, 12/5/2019	8,700,000
5,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA (Meharry Medical College), (Series 2009) Weekly VRDNs, (Fifth Third Bank, Ohio LOC), 1.210%, 12/6/2019	5,000,000
3,990,000		Sevier County, TN Public Building Authority (Sevier County, TN), Local Government Public Improvement Bonds (Series VII-B-1) Weekly VRDNs, (Bank of America N.A. LOC), 1.110%, 12/4/2019	3,990,000
Semi-Annual Shareholder Report
17

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Tennessee—continued
$24,870,000		Sullivan County, TN Health Educational & Housing Facilities Board (Wellmont Health System), (Series 2019-BAML5001) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.150%, 12/5/2019	$24,870,000
		TOTAL	42,560,000
		Texas—8.4%
8,545,000		Austin, TX Electric Utility System, Solar Eclipse (Series 2017-0008) TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 2/13/2020	8,545,000
700,000		Bexar County, TX Housing Finance Corp. (Summit Hills Apartments), (Series 2005A) Weekly VRDNs, (FHLMC LOC), 1.190%, 12/5/2019	700,000
5,000,000		Brazosport, TX ISD, Solar Eclipse 3a-7 (Series 2019-0007) TOBs, (GTD by Texas PSFG Program)/(U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 1/2/2020	5,000,000
3,745,000		Denton, TX ISD, (Series 2018-XF0648) Weekly VRDNs, (GTD by Texas PSFG Program)/(Toronto Dominion Bank LIQ), 1.130%, 12/5/2019	3,745,000
27,125,000		Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Golden Blue (Series 2019-010) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.250%, 12/2/2019	27,125,000
40,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Subseries 2009C-1), CP, 1.170%, Mandatory Tender 5/5/2020	40,000,000
20,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Subseries 2009C-1), CP, 1.470%, Mandatory Tender 12/4/2019	20,000,000
4,500,000		Harris County, TX HFDC (Methodist Hospital, Harris County, TX), (Subseries 2008A-1) Daily VRDNs, 1.180%, 12/2/2019	4,500,000
40,145,000		Harris County, TX HFDC (Methodist Hospital, Harris County, TX), (Subseries 2008A-2) Daily VRDNs, 1.180%, 12/2/2019	40,145,000
17,920,000		Harris County, TX Toll Road Authority, (Series E-1), CP, (Landesbank Hessen-Thuringen LOC), 1.220%, Mandatory Tender 2/6/2020	17,920,000
10,350,000		Harris County, TX Toll Road Authority, (Series E-2), CP, (Barclays Bank PLC LOC), 1.220%, Mandatory Tender 2/6/2020	10,350,000
23,770,000		Harris County, TX Toll Road Authority, (Series E-2), CP, (Barclays Bank PLC LOC), 1.410%, Mandatory Tender 12/11/2019	23,770,000
4,585,000		Hays, TX Consolidated ISD, Solar Eclipse (Series 2017-0050) TOBs, (GTD by Texas PSFG Program)/(U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 1/9/2020	4,585,000
3,500,000		Houston, TX, RBC Muni Products (Series 2018 G-21) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.130%, 12/5/2019	3,500,000
400,000		Pasadena, TX ISD, (Series 2005-B) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.120%, 12/5/2019	400,000
7,500,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002B) Weekly VRDNs, 1.140%, 12/4/2019	7,500,000
Semi-Annual Shareholder Report
18

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals USA, Inc.), (Series 2010) Weekly VRDNs, (GTD by Total S.A.), 1.150%, 12/4/2019	$25,000,000
21,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals USA, Inc.), Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs, (GTD by Total S.A.), 1.150%, 12/4/2019	21,000,000
10,000,000		San Antonio, TX Electric & Gas System, (2012 Series A), CP, 1.350%, Mandatory Tender 2/5/2020	10,000,000
8,125,000		San Antonio, TX, Solar Eclipse 3a-7 (Series 2019-0004) TOBs, (U.S. Bank, N.A. LIQ), 1.230%, Optional Tender 12/5/2019	8,125,000
4,000,000		South Texas CCD, (RBC Muni Products G-35) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.130%, 12/5/2019	4,000,000
10,000,000		Texas State, (Series 2019) TRANs, 4.000%, 8/27/2020	10,196,617
26,010,000		Texas State, Veterans Bonds (Series 2016) Weekly VRDNs, (Landesbank Hessen-Thuringen LIQ), 1.110%, 12/4/2019	26,010,000
5,000,000		Texas State, Veterans Bonds (Series 2017) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 1.150%, 12/4/2019	5,000,000
		TOTAL	327,116,617
		Utah—3.6%
12,770,000		Murray City, Utah Hospital Revenue (IHC Health Services, Inc.), (Series 2005A) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.140%, 12/2/2019	12,770,000
110,320,000		Riverton, UT Hospital Revenue Authority (IHC Health Services, Inc.), Stage Trust (Series 2012-33C) VRENs, (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 1.270%, 12/5/2019	110,320,000
16,015,000		Salt Lake County, UT Research Facility (Huntsman Cancer Foundation), BAML 3a-7 CE (Series 2019-BAML5015) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.280%, 12/5/2019	16,015,000
		TOTAL	139,105,000
		Virginia—1.8%
2,000,000		Fairfax County, VA IDA (Inova Health System), (Series 2018C) Weekly VRDNs, 1.090%, 12/5/2019	2,000,000
1,865,000		Hampton Roads, VA Transportation Accountability Commission, (Series 2018-ZF2619) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 1.130%, 12/5/2019	1,865,000
1,500,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003C) Weekly VRDNs, 1.080%, 12/4/2019	1,500,000
6,695,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003E) Weekly VRDNs, 1.150%, 12/4/2019	6,695,000
500,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003F) Weekly VRDNs, 1.150%, 12/4/2019	500,000
10,940,000		Newport News, VA IDA (CNU Warwick LLC), (Series 2004) Weekly VRDNs, (Bank of America N.A. LOC), 1.100%, 12/5/2019	10,940,000
Semi-Annual Shareholder Report
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Virginia—continued
$41,455,000		Suffolk, VA EDA (Sentara Health Systems Obligation Group), Eagles (Series 2017-0005) TOBs, (Citibank N.A., New York LIQ), 1.300%, Optional Tender 1/29/2020	$41,455,000
3,300,000		University of Virginia (The Rectors and Visitors of), Solar Eclipse (Series 2017-0017) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 1.130%, 12/5/2019	3,300,000
1,300,000		Virginia Small Business Financing Authority (Sentara Health Systems Obligation Group), Tender Option Bond Trust Receipts (2016-ZF0360) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.130%, 12/5/2019	1,300,000
		TOTAL	69,555,000
		Washington—0.1%
4,000,000		Seattle, WA, Solar Eclipse 2017-0039 TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 1/9/2020	4,000,000
		West Virginia—0.0%
1,475,000		Morgantown, WV Combined Utility System (Morgantown Utility Board, Inc.), Tender Option Bond Trust Receipts (Series 2018-ZF0672) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.150%, 12/5/2019	1,475,000
		Wisconsin—2.2%
5,000,000		Milwaukee County, WI Metropolitan Sewer District, Solar Eclipse 2017-0036 TOBs, (U.S. Bank, N.A. LIQ), 1.220%, Optional Tender 12/12/2019	5,000,000
2,375,000		Wisconsin State HEFA (Wisconsin Lutheran Child & Family Services, Inc.), (Series 2008) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 1.200%, 12/5/2019	2,375,000
14,705,000		Wisconsin State, (Series 13-A), CP, 1.300%, Mandatory Tender 12/3/2019	14,705,000
17,600,000		Wisconsin State, (Series 16-A), CP, 1.300%, Mandatory Tender 12/3/2019	17,600,000
45,900,000		Wisconsin State, Clippers (Series 2009-36) TOBs, (State Street Bank and Trust Co. LIQ), 1.280%, Optional Tender 3/26/2020	45,900,000
		TOTAL	85,580,000
		TOTAL INVESTMENT IN SECURITIES—100.9% (AT AMORTIZED COST)[2]	3,929,987,996
		OTHER ASSETS AND LIABILITIES - NET—(0.9)%[3]	(36,242,231)
		TOTAL NET ASSETS—100%	$3,893,745,765
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20

At November 30, 2019, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets, as of November 30, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
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21

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
COL	—Collateralized
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LP	—Limited Partnership
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue
PCRB(s)	—Pollution Control Revenue Bond(s)
PSFG	—Permanent School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
UFSD	—Union Free School District
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
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22

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2019	Period Ended 5/31/2019[1]	Year Ended July 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.012	0.010	0.006	0.000[2]	0.000[2]	0.000[2]
Net realized gain	0.000[2]	0.000[2]	0.000[2]	0.002	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.012	0.010	0.008	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.006)	(0.012)	(0.010)	(0.006)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.002)	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBU- TIONS	(0.006)	(0.012)	(0.010)	(0.008)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.63%	1.22%	1.03%	0.77%	0.11%	0.02%	0.01%
Ratios to Average Net Assets:
Net expenses	0.21%[4]	0.21%[4]	0.21%	0.21%	0.13%[5]	0.08%[5]	0.10%[5]
Net investment income	1.26%[4]	1.46%[4]	1.03%	0.57%	0.08%	0.01%	0.01%
Expense waiver/reimbursement[6]	0.08%[4]	0.09%[4]	0.09%	0.09%	0.17%	0.21%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,647,367	$3,403,098	$3,054,475	$2,270,120	$4,088,135	$5,295,667	$5,272,724
Semi-Annual Shareholder Report
23

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 0.13%, 0.08% and 0.10% for the years ended July 31, 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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24

Statement of Assets and Liabilities
November 30, 2019 (unaudited)
Assets:
Investment in securities, at amortized cost and fair value		$3,929,987,996
Cash		569,254
Income receivable		11,294,007
Receivable for shares sold		4,095,031
TOTAL ASSETS		3,945,946,288
Liabilities:
Payable for investments purchased	$50,000,000
Payable for shares redeemed	1,038,045
Income distribution payable	845,269
Payable for investment adviser fee (Note 4)	25,213
Payable for administrative fees (Note 4)	16,726
Payable for Directors'/Trustees' fees (Note 4)	808
Accrued expenses (Note 4)	274,462
TOTAL LIABILITIES		52,200,523
Net assets for 3,893,440,562 shares outstanding		$3,893,745,765
Net Assets Consist of:
Paid-in capital		$3,893,421,079
Total distributable earnings (loss)		324,686
TOTAL NET ASSETS		$3,893,745,765
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$3,647,367,290 ÷ 3,647,081,414 shares outstanding, no par value, unlimited shares authorized		$1.00
Advisor Shares:
$22,717,808 ÷ 22,716,027 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$223,660,667 ÷ 223,643,121 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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25

Statement of Operations
Six Months Ended November 30, 2019 (unaudited)
Investment Income:
Interest		$27,775,573
Expenses:
Investment adviser fee (Note 4)	$3,761,287
Administrative fee (Note 4)	1,487,932
Custodian fees	59,202
Transfer agent fee	16,657
Directors'/Trustees' fees (Note 4)	12,996
Auditing fees	11,980
Legal fees	21,493
Portfolio accounting fees	115,267
Other service fees (Notes 2 and 4)	272,748
Share registration costs	73,276
Printing and postage	16,808
Miscellaneous (Note 4)	28,255
TOTAL EXPENSES	5,877,901
Waiver of investment adviser fee (Note 4)	$(1,563,650)
Net expenses		4,314,251
Net investment income		23,461,322
Net realized gain on investments		173,875
Change in net assets resulting from operations		$23,635,197
See Notes which are an integral part of the Financial Statements
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26

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 11/30/2019	Period Ended 5/31/2019[1]	Year Ended 7/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$23,461,322	$44,021,960	$29,755,003
Net realized gain	173,875	155,331	36,537
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	23,635,197	44,177,291	29,791,540
Distributions to Shareholders (Note 2):
Wealth Shares	(22,269,624)	(41,517,786)	(28,555,763)
Advisor Shares	(73,366)	(20,188)	—
Service Shares	(1,106,790)	(2,537,358)	(1,620,617)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(23,449,780)	(44,075,332)	(30,176,380)
Share Transactions:
Proceeds from sale of shares	2,773,440,759	5,649,625,140	6,647,032,248
Net asset value of shares issued to shareholders in payment of distributions declared	17,370,905	32,178,087	20,886,548
Cost of shares redeemed	(2,519,123,080)	(5,411,898,191)	(5,814,129,823)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	271,688,584	269,905,036	853,788,973
Change in net assets	271,874,001	270,006,995	853,404,133
Net Assets:
Beginning of period	3,621,871,764	3,351,864,769	2,498,460,636
End of period	$3,893,745,765	$3,621,871,764	$3,351,864,769
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
27

Notes to Financial Statements
November 30, 2019 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Tax-Free Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Wealth Shares, Advisor Shares and Service Shares. The financial highlights of the Advisor Shares and Service Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments normally will not be subject to the AMT for individuals, and may be subject to state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
Effective January 18, 2019, the Fund's Advisor Shares commenced operations.
Effective May 31, 2019, the Fund changed its fiscal year end from July 31 to May 31.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
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The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $1,563,650 is disclosed in Note 4.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The distributions disclosed on the Statement of Changes in Net Assets for the year ended July 31, 2018, were from the following sources:
Net investment income
Wealth Shares	$28,158,996
Service Shares	1,590,490

Net realized gain
Wealth Shares	$396,767
Service Shares	30,127
Undistributed net investment income at July 31, 2018, was $4,847.
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29

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares, Advisor Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended November 30, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$272,748
For the six months ended November 30, 2019, the Fund's Wealth Shares and Advisor Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
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30

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 11/30/2019		Period Ended 5/31/2019[1]	Year Ended 7/31/2018
Wealth Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	2,557,429	$2,557,429	5,296,533	$5,296,533	6,128,610	$6,128,610
Shares issued to shareholders in payment of distributions declared	16,633	16,633	30,481	30,481	20,105	20,105
Shares redeemed	(2,329,966)	(2,329,966)	(4,978,488)	(4,978,488)	(5,364,011)	(5,364,011)
NET CHANGE RESULTING FROM WEALTH SHARE TRANS- ACTIONS	244,096	$244,096	348,526	$348,526	784,704	$784,704

	Six Months Ended 11/30/2019		Period Ended 5/31/2019[1]		Year Ended 7/31/2018
Advisor Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	26,854	$26,854	19,133	$19,133	—	$—
Shares issued to shareholders in payment of distributions declared	73	73	20	20	—	—
Shares redeemed	(9,579)	(9,579)	(13,785)	(13,785)	—	—
NET CHANGE RESULTING FROM ADVISOR SHARE TRANS- ACTIONS	17,348	$17,348	5,368	$5,368	—	$—
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	Six Months Ended 11/30/2019		Period Ended 5/31/2019[1]		Year Ended 7/31/2018
Service Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	189,158	$189,158	333,959	$333,959	518,422	$518,422
Shares issued to shareholders in payment of distributions declared	665	665	1,677	1,677	782	782
Shares redeemed	(179,579)	(179,579)	(419,625)	(419,625)	(450,119)	(450,119)
NET CHANGE RESULTING FROM SERVICE SHARE TRANS- ACTIONS	10,244	$10,244	(83,989)	$(83,989)	69,085	$69,085
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANS- ACTIONS	271,688	$271,688	269,905	$269,905	853,789	$853,789
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2019, the Adviser voluntarily waived $1,563,650 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2019, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
Other Service Fees
For the six months ended November 30, 2019, FSSC received $2,333 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares, Advisor Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21%, 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended November 30, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $919,690,000 and $778,690,000, respectively.
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Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2019, there were no outstanding loans. During the six months ended November 30, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2019 to November 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2019	Ending Account Value 11/30/2019	Expenses Paid During Period[1]
Actual	$1,000	$1,006.30	$1.05
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.90	$1.06
1	Expenses are equal to the Fund's Wealth Shares annualized net expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2019
Federated Tax-Free Obligations Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
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adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
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regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
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For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment
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program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
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Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any
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applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Tax-Free Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N401
40128 (1/20)
Federated is a registered trademark of Federated Investors, Inc.
2020 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 23, 2020

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 23, 2020